UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
December 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Securities – 0.08%
SLM Student Loan Trust
Series 2003-11 A6 144A
3.338% (LIBOR03M +
0.55%, Floor 0.29%)
12/15/25 #●	299,574	$300,971
Series 2008-9 A 3.99%
(LIBOR03M + 1.50%)
4/25/23 ●	1,655,181	1,663,822
Total Agency Asset-Backed
Securities (cost $1,964,725)		1,964,793

Agency Collateralized Mortgage Obligations – 4.44%
Fannie Mae Connecticut
Avenue Securities
Series 2016-C03 1M1
4.506% (LIBOR01M +
2.00%) 10/25/28 ●	37,047	37,340
Series 2016-C04 1M1
3.956% (LIBOR01M +
1.45%) 1/25/29 ●	19,961	20,034
Series 2017-C01 1M1
3.806% (LIBOR01M +
1.30%) 7/25/29 ●	17,664	17,717
Series 2017-C04 2M2
5.356% (LIBOR01M +
2.85%) 11/25/29 ●	420,000	429,679
Series 2018-C01 1M2
4.756% (LIBOR01M +
2.25%, Floor 2.25%)
7/25/30 ●	690,000	673,769
Series 2018-C02 2M2
4.706% (LIBOR01M +
2.20%, Floor 2.20%)
8/25/30 ●	630,000	612,956
Series 2018-C03 1M2
4.656% (LIBOR01M +
2.15%, Floor 2.15%)
10/25/30 ●	555,000	542,306
Series 2018-C05 1M2
4.856% (LIBOR01M +
2.35%, Floor 2.35%)
1/25/31 ●	545,000	531,205
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	6,942	7,473
Series 2002-T4 A3
7.50% 12/25/41	25,182	28,584
Series 2004-T1 1A2
6.50% 1/25/44	8,466	9,472
Fannie Mae Interest Strip
Series 417 C24
3.50% 12/25/42 Σ	52,518	9,656
Series 418 C12
3.00% 8/25/33 Σ	2,151,354	260,326
Series 419 C3
3.00% 11/25/43 Σ	492,433	85,855
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	218,770	220,566
Series 2004-W11 1A2
6.50% 5/25/44	43,988	49,078
Series 2004-W15 1A1
6.00% 8/25/44	36,759	40,141
Fannie Mae REMICs
Series 1999-19 PH
6.00% 5/25/29	74,607	80,674
Series 2001-14 Z
6.00% 5/25/31	4,521	4,822
Series 2007-30 OE
1.848% 4/25/37 Ω	2,257,340	1,885,152
Series 2008-15 SB
4.094% (6.60% minus
LIBOR01M, Cap 6.60%)
8/25/36 Σ●	107,068	17,629
Series 2008-24 ZA
5.00% 4/25/38	10,199,860	10,902,396
Series 2009-2 AS
3.194% (5.70% minus
LIBOR01M, Cap 5.70%)
2/25/39 Σ●	671,104	73,410
Series 2009-68 SA
4.244% (6.75% minus
LIBOR01M, Cap 6.75%)
9/25/39 Σ●	195,732	28,529
Series 2009-94 AC
5.00% 11/25/39	131,271	142,241
Series 2011-118 DC
4.00% 11/25/41	961,933	988,841
Series 2012-98 MI
3.00% 8/25/31 Σ	1,150,726	122,893
Series 2012-99 AI
3.50% 5/25/39 Σ	523,553	45,918
Series 2012-115 MI
3.50% 3/25/42 Σ	217,684	23,971
Series 2012-120 CI
3.50% 12/25/31 Σ	98,880	8,005
Series 2012-120 WI
3.00% 11/25/27 Σ	966,258	82,571
Series 2012-121 ID
3.00% 11/25/27 Σ	41,104	3,762

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-128 IC
3.00% 11/25/32 Σ	1,861,403	$237,833
Series 2012-132 AI
3.00% 12/25/27 Σ	1,249,634	104,779
Series 2012-137 AI
3.00% 12/25/27 Σ	424,026	36,503
Series 2012-137 WI
3.50% 12/25/32 Σ	306,710	45,637
Series 2012-139 NS
4.194% (6.70% minus
LIBOR01M, Cap 6.70%)
12/25/42 Σ●	2,513,251	534,895
Series 2012-144 PI
3.50% 6/25/42 Σ	351,787	45,731
Series 2012-146 IO
3.50% 1/25/43 Σ	1,673,300	332,733
Series 2012-149 IC
3.50% 1/25/28 Σ	1,157,780	113,433
Series 2013-1 YI
3.00% 2/25/33 Σ	1,490,847	195,023
Series 2013-7 EI
3.00% 10/25/40 Σ	632,216	68,618
Series 2013-26 ID
3.00% 4/25/33 Σ	703,915	97,534
Series 2013-35 IB
3.00% 4/25/33 Σ	1,076,726	139,342
Series 2013-35 IG
3.00% 4/25/28 Σ	757,998	66,130
Series 2013-38 AI
3.00% 4/25/33 Σ	675,181	86,143
Series 2013-41 HI
3.00% 2/25/33 Σ	1,192,608	128,005
Series 2013-44 DI
3.00% 5/25/33 Σ	2,025,098	282,217
Series 2013-45 PI
3.00% 5/25/33 Σ	509,872	70,612
Series 2013-55 AI
3.00% 6/25/33 Σ	1,534,381	192,124
Series 2013-60 CI
3.00% 6/25/31 Σ	441,498	33,577
Series 2013-69 IJ
3.00% 7/25/33 Σ	600,148	82,433
Series 2013-103 SK
3.414% (5.92% minus
LIBOR01M, Cap 5.92%)
10/25/43 Σ●	1,589,695	309,906
Series 2014-63 KI
3.50% 11/25/33 Σ	365,725	39,014
Series 2015-43 PZ
3.50% 6/25/45	476,034	470,960
Series 2015-57 LI
3.50% 8/25/35 Σ	1,572,048	246,632
Series 2015-89 AZ
3.50% 12/25/45	162,612	162,949
Series 2016-6 AI
3.50% 4/25/34 Σ	899,226	109,205
Series 2016-30 CI
3.00% 5/25/36 Σ	758,163	103,931
Series 2016-33 DI
3.50% 6/25/36 Σ	1,877,027	278,419
Series 2016-36 SB
3.494% (6.00% minus
LIBOR01M, Cap 6.00%)
3/25/43 Σ●	613,599	78,409
Series 2016-40 IO
3.50% 7/25/36 Σ	244,414	39,105
Series 2016-50 IB
3.00% 2/25/46 Σ	121,731	18,224
Series 2016-51 LI
3.00% 8/25/46 Σ	2,445,136	349,652
Series 2016-62 SA
3.494% (6.00% minus
LIBOR01M, Cap 6.00%)
9/25/46 Σ●	1,940,481	370,120
Series 2016-64 CI
3.50% 7/25/43 Σ	884,555	110,206
Series 2016-71 PI
3.00% 10/25/46 Σ	1,211,722	168,479
Series 2016-74 GS
3.494% (6.00% minus
LIBOR01M, Cap 6.00%)
10/25/46 Σ●	1,285,735	230,952
Series 2016-99 DI
3.50% 1/25/46 Σ	573,804	103,626
Series 2016-105 SA
3.494% (6.00% minus
LIBOR01M, Cap 6.00%)
1/25/47 Σ●	1,229,356	215,747
Series 2017-1 EI
3.50% 9/25/35 Σ	403,049	61,391
Series 2017-4 AI
3.50% 5/25/41 Σ	916,366	108,544
Series 2017-4 BI
3.50% 5/25/41 Σ	545,651	72,804
Series 2017-6 NI
3.50% 3/25/46 Σ	111,531	20,855
Series 2017-11 EI
3.00% 3/25/42 Σ	1,676,460	238,001
Series 2017-12 JI
3.50% 5/25/40 Σ	479,032	59,520

2 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-15 NZ
3.50% 3/25/47	133,271	$131,825
Series 2017-16 SM
3.544% (6.05% minus
LIBOR01M, Cap 6.05%)
3/25/47 Σ●	2,066,457	424,401
Series 2017-16 WI
3.00% 1/25/45 Σ	474,475	54,762
Series 2017-25 BL
3.00% 4/25/47	157,000	149,309
Series 2017-40 GZ
3.50% 5/25/47	350,853	351,410
Series 2017-77 HZ
3.50% 10/25/47	498,300	500,673
Series 2017-88 EI
3.00% 11/25/47 Σ	1,170,936	203,738
Series 2017-88 IE
3.00% 11/25/47 Σ	865,301	123,401
Series 2017-94 CZ
3.50% 11/25/47	312,485	296,002
Series 2017-95 FA
2.649% (LIBOR01M +
0.35%, Floor 0.35%)
11/25/47 ●	700,214	699,707
Series 2017-99 IE
3.00% 12/25/47 Σ	883,671	127,184
Freddie Mac REMICs
Series 2165 PE
6.00% 6/15/29	64,144	69,645
Series 3143 BC
5.50% 2/15/36	1,584,892	1,722,179
Series 3289 SA
4.295% (6.75% minus
LIBOR01M, Cap 6.75%)
3/15/37 Σ●	651,540	93,715
Series 4050 EI
4.00% 2/15/39 Σ	860,499	76,541
Series 4101 WI
3.50% 8/15/32 Σ	486,112	80,134
Series 4109 AI
3.00% 7/15/31 Σ	2,179,416	198,420
Series 4120 MI
3.00% 10/15/32 Σ	327,295	47,004
Series 4135 AI
3.50% 11/15/42 Σ	1,577,798	329,318
Series 4139 IP
3.50% 4/15/42 Σ	346,872	44,267
Series 4146 AI
3.00% 12/15/27 Σ	702,286	55,799
Series 4146 IA
3.50% 12/15/32 Σ	961,996	147,818
Series 4150 UI
3.50% 8/15/32 Σ	2,088,096	201,912
Series 4161 IM
3.50% 2/15/43 Σ	293,946	58,835
Series 4181 DI
2.50% 3/15/33 Σ	626,151	74,908
Series 4184 GS
3.665% (6.12% minus
LIBOR01M, Cap 6.12%)
3/15/43 Σ●	1,021,512	208,428
Series 4185 LI
3.00% 3/15/33 Σ	504,623	71,031
Series 4186 IB
3.00% 3/15/33 Σ	869,986	111,501
Series 4188 JI
3.00% 4/15/33 Σ	1,220,683	137,335
Series 4191 CI
3.00% 4/15/33 Σ	205,370	28,057
Series 4342 CI
3.00% 11/15/33 Σ	362,585	42,689
Series 4453 DI
3.50% 11/15/33 Σ	430,905	45,775
Series 4494 SA
3.725% (6.18% minus
LIBOR01M, Cap 6.18%)
7/15/45 Σ●	255,980	50,717
Series 4504 IO
3.50% 5/15/42 Σ	419,659	42,341
Series 4527 CI
3.50% 2/15/44 Σ	1,240,574	195,830
Series 4543 HI
3.00% 4/15/44 Σ	516,866	79,606
Series 4580 MI
3.50% 2/15/43 Σ	71,789	9,461
Series 4581 LI
3.00% 5/15/36 Σ	453,980	61,088
Series 4610 IB
3.00% 6/15/41 Σ	3,970,237	411,198
Series 4618 SA
3.545% (6.00% minus
LIBOR01M, Cap 6.00%)
9/15/46 Σ●	601,259	117,297
Series 4625 BI
3.50% 6/15/46 Σ	1,833,299	342,495
Series 4627 PI
3.50% 5/15/44 Σ	1,617,194	196,791
Series 4644 GI
3.50% 5/15/40 Σ	681,822	94,184

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4648 SA
3.545% (6.00% minus
LIBOR01M, Cap 6.00%)
1/15/47 Σ●	1,373,454	$250,461
Series 4655 WI
3.50% 8/15/43 Σ	723,523	104,980
Series 4657 PS
3.545% (6.00% minus
LIBOR01M, Cap 6.00%)
2/15/47 Σ●	1,524,870	272,306
Series 4660 GI
3.00% 8/15/43 Σ	438,726	63,348
Series 4663 AI
3.00% 3/15/42 Σ	1,106,056	148,517
Series 4663 HZ
3.50% 3/15/47	162,650	155,721
Series 4665 NI
3.50% 7/15/41 Σ	2,799,272	344,137
Series 4667 CI
3.50% 7/15/40 Σ	79,187	7,239
Series 4667 LI
3.50% 10/15/43 Σ	364,093	51,373
Series 4669 QI
3.50% 6/15/41 Σ	211,053	25,346
Series 4673 WI
3.50% 9/15/43 Σ	806,562	118,192
Series 4674 GI
3.50% 10/15/40 Σ	72,922	6,782
Series 4676 KZ
2.50% 7/15/45	349,238	302,920
Series 4690 WI
3.50% 12/15/43 Σ	1,033,054	157,209
Series 4691 LI
3.50% 1/15/41 Σ	707,589	79,363
Series 4693 EI
3.50% 8/15/42 Σ	502,562	73,456
Series 4703 CI
3.50% 7/15/42 Σ	1,492,550	187,928
Freddie Mac Strips
Series 304 C38
3.50% 12/15/27 Σ	648,298	56,147
Series 319 S2
3.545% (6.00% minus
LIBOR01M, Cap 6.00%)
11/15/43 Σ●	608,941	110,300
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2
5.756% (LIBOR01M +
3.25%, Floor 3.25%)
7/25/29 ●	750,000	788,834
Series 2017-DNA3 M2
5.006% (LIBOR01M +
2.50%) 3/25/30 ●	315,000	315,001
Series 2017-HQA3 M2
4.856% (LIBOR01M +
2.35%) 4/25/30 ●	790,000	784,108
Series 2018-DNA1 M2
4.306% (LIBOR01M +
1.80%) 7/25/30 ●	1,040,000	998,856
Series 2018-HQA1 M2
4.806% (LIBOR01M +
2.30%) 9/25/30 ●	955,000	931,673
Freddie Mac Structured Pass
Through Certificates
Series T-54 2A
6.50% 2/25/43 ◆	13,548	15,490
Series T-58 2A
6.50% 9/25/43 ◆	6,617	7,533
GNMA
Series 2008-65 SB
3.53% (6.00% minus
LIBOR01M, Cap 6.00%)
8/20/38 Σ●	617,314	66,467
Series 2009-2 SE
3.35% (5.82% minus
LIBOR01M, Cap 5.82%)
1/20/39 Σ●	1,890,751	229,542
Series 2011-157 SG
4.13% (6.60% minus
LIBOR01M, Cap 6.60%)
12/20/41 Σ●	903,521	179,389
Series 2011-H21 FT
3.36% (H15T1Y + 0.70%,
Cap 15.25%, Floor 0.70%)
10/20/61 ●	8,062,530	8,117,076
Series 2011-H23 FA
3.014% (LIBOR01M +
0.70%, Cap 11.00%, Floor
0.70%) 10/20/61 ●	5,402,241	5,439,581
Series 2012-61 PI
3.00% 4/20/39 Σ	49,886	2,717
Series 2012-108 KI
4.00% 8/16/42 Σ	1,820,900	345,027

4 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-H08 FB
2.914% (LIBOR01M +
0.60%, Cap 11.00%, Floor
0.60%) 3/20/62 ●	937,882	$941,836
Series 2012-H18 NA
2.834% (LIBOR01M +
0.52%, Cap 10.50%, Floor
0.52%) 8/20/62 ●	534,939	536,451
Series 2012-H29 SA
2.829% (LIBOR01M +
0.515%, Cap 12.00%,
Floor 0.52%) 10/20/62 ●	4,399,998	4,417,297
Series 2013-113 LY
3.00% 5/20/43	173,000	164,617
Series 2015-44 AI
3.00% 8/20/41 Σ	61,177	6,094
Series 2015-74 CI
3.00% 10/16/39 Σ	984,816	114,517
Series 2015-111 IH
3.50% 8/20/45 Σ	1,412,264	167,961
Series 2015-142 AI
4.00% 2/20/44 Σ	274,252	29,760
Series 2015-H10 FA
2.914% (LIBOR01M +
0.60%, Cap 7.50%)
4/20/65 ●	13,481,320	13,538,444
Series 2015-H11 FC
2.864% (LIBOR01M +
0.55%, Cap 7.50%, Floor
0.55%) 5/20/65 ●	1,677,906	1,681,907
Series 2015-H12 FB
2.914% (LIBOR01M +
0.60%, Cap 7.50%, Floor
0.60%) 5/20/65 ●	7,034,210	7,062,589
Series 2015-H20 FB
2.914% (LIBOR01M +
0.60%, Cap 7.50%, Floor
0.60%) 8/20/65 ●	1,820,618	1,828,513
Series 2015-H30 FD
2.914% (LIBOR01M +
0.60%, Cap 11.00%, Floor
0.60%) 10/20/65 ●	141,379	142,098
Series 2016-75 JI
3.00% 9/20/43 Σ	3,518,609	408,621
Series 2016-89 QS
3.58% (6.05% minus
LIBOR01M, Cap 6.05%)
7/20/46 Σ●	986,624	212,377
Series 2016-108 SK
3.58% (6.05% minus
LIBOR01M, Cap 6.05%)
8/20/46 Σ●	1,552,495	313,812
Series 2016-115 SA
3.63% (6.10% minus
LIBOR01M, Cap 6.10%)
8/20/46 Σ●	2,635,914	446,262
Series 2016-116 GI
3.50% 11/20/44 Σ	1,840,288	267,481
Series 2016-118 DI
3.50% 3/20/43 Σ	2,047,405	274,371
Series 2016-118 ES
3.63% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	1,018,114	187,654
Series 2016-120 IA
3.00% 2/20/46 Σ	135,418	16,578
Series 2016-126 NS
3.63% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	1,082,931	196,236
Series 2016-147 ST
3.58% (6.05% minus
LIBOR01M, Cap 6.05%)
10/20/46 Σ●	1,015,343	177,498
Series 2016-149 GI
4.00% 11/20/46 Σ	1,094,070	222,828
Series 2016-156 PB
2.00% 11/20/46	362,000	292,067
Series 2016-159 MI
3.00% 3/20/46 Σ	98,874	14,241
Series 2016-160 GS
3.63% (6.10% minus
LIBOR01M, Cap 6.10%)
11/20/46 Σ●	2,969,193	616,852
Series 2016-163 MI
3.50% 11/20/46 Σ	880,049	99,834
Series 2016-163 XI
3.00% 10/20/46 Σ	1,421,335	186,019
Series 2016-171 IO
3.00% 7/20/44 Σ	2,189,991	258,628
Series 2016-171 IP
3.00% 3/20/46 Σ	1,326,214	163,707
Series 2016-H06 FD
3.234% (LIBOR01M +
0.92%, Cap 7.50%, Floor
0.92%) 7/20/65 ●	1,838,923	1,868,972
Series 2017-10 IB
4.00% 1/20/47 Σ	1,169,360	254,300
Series 2017-11 IM
3.00% 5/20/42 Σ	2,864,014	296,961
Series 2017-18 QI
4.00% 3/16/41 Σ	1,007,093	181,417

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-18 QS
3.645% (6.10% minus
LIBOR01M, Cap 6.10%)
2/16/47 Σ●	1,240,381	$214,379
Series 2017-34 DY
3.50% 3/20/47	230,000	227,803
Series 2017-56 JZ
3.00% 4/20/47	299,594	270,228
Series 2017-80 AS
3.73% (6.20% minus
LIBOR01M, Cap 6.20%)
5/20/47 Σ●	3,206,642	612,124
Series 2017-101 AI
4.00% 7/20/47 Σ	788,901	136,967
Series 2017-101 TI
4.00% 3/20/44 Σ	1,178,152	171,293
Series 2017-107 QZ
3.00% 8/20/45	226,409	204,120
Series 2017-113 LB
3.00% 7/20/47	595,000	558,351
Series 2017-114 IK
4.00% 10/20/44 Σ	1,709,389	357,794
Series 2017-121 IL
3.00% 2/20/42 Σ	89,756	11,250
Series 2017-130 YJ
2.50% 8/20/47	270,000	246,709
Series 2017-134 ES
3.73% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	791,731	138,332
Series 2017-134 KI
4.00% 5/20/44 Σ	1,004,820	142,832
Series 2017-134 SD
3.73% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	4,636,963	938,503
Series 2017-141 JS
3.73% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	1,222,357	234,527
Series 2017-144 EI
3.00% 12/20/44 Σ	1,702,513	233,245
Series 2017-163 ZK
3.50% 11/20/47	3,430,031	3,434,730
Series 2017-174 HI
3.00% 7/20/45 Σ	1,556,923	229,161
Series 2018-1 ST
3.73% (6.20% minus
LIBOR01M, Cap 6.20%)
1/20/48 Σ●	2,626,290	488,865
Series 2018-8 VZ
3.00% 3/20/47	452,252	401,317
Series 2018-11 AI
3.00% 1/20/46 Σ	1,027,755	129,948
Series 2018-13 PZ
3.00% 1/20/48	226,126	212,382
Series 2018-14 ZE
3.50% 1/20/48	123,907	118,911
Series 2018-24 HZ
3.00% 2/20/48	114,832	103,786
Series 2018-34 TY
3.50% 3/20/48	196,000	193,223
Series 2018-37 SA
3.73% (6.20% minus
LIBOR01M, Cap 6.20%)
3/20/48 Σ●	881,842	171,192
Series 2018-46 AS
3.73% (6.20% minus
LIBOR01M, Cap 6.20%)
3/20/48 Σ●	3,133,447	644,625
Total Agency Collateralized
Mortgage Obligations
(cost $103,902,497)		102,508,071

Agency Commercial Mortgage-Backed Securities – 0.84%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K058 A2 2.653%
8/25/26 ◆	685,000	659,549
Series K061 A2 3.347%
11/25/26 ◆●	2,000,000	2,013,993
Series K063 A2 3.43%
1/25/27 ◆●	325,000	329,107
Series X3FX A2FX 3.00%
6/25/27 ◆	1,070,000	1,055,188
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.622% 11/25/49 #●	550,000	561,976
Series 2011-K15 B 144A
4.948% 8/25/44 #●	75,000	78,069
Series 2012-K18 B 144A
4.255% 1/25/45 #●	1,000,000	1,029,626
Series 2012-K22 B 144A
3.686% 8/25/45 #●	665,000	674,876
Series 2012-K23 B 144A
3.656% 10/25/45 #●	1,500,000	1,503,602
Series 2013-K24 B 144A
3.501% 11/25/45 #●	3,675,000	3,664,762

6 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K25 C 144A
3.619% 11/25/45 #●	500,000	$491,143
Series 2013-K28 C 144A
3.49% 6/25/46 #●	300,000	292,850
Series 2013-K33 B 144A
3.50% 8/25/46 #●	505,000	501,414
Series 2013-K33 C 144A
3.50% 8/25/46 #●	300,000	287,557
Series 2013-K712 B 144A
3.358% 5/25/45 #●	470,000	469,538
Series 2013-K713 B 144A
3.154% 4/25/46 #●	285,000	284,394
Series 2013-K713 C 144A
3.154% 4/25/46 #●	945,000	941,111
Series 2014-K716 B 144A
3.949% 8/25/47 #●	500,000	508,550
Series 2014-K717 B 144A
3.629% 11/25/47 #●	1,225,000	1,236,418
Series 2014-K717 C 144A
3.629% 11/25/47 #●	415,000	417,577
Series 2015-K49 B 144A
3.72% 10/25/48 #●	840,000	835,225
Series 2015-K721 C 144A
3.565% 11/25/47 #●	475,000	462,245
Series 2016-K53 B 144A
4.019% 3/25/49 #●	280,000	283,430
Series 2016-K722 B 144A
3.836% 7/25/49 #●	425,000	431,605
Series 2017-K71 B 144A
3.753% 11/25/50 #●	470,000	444,775
Total Agency Commercial
Mortgage-Backed Securities
(cost $19,501,598)		19,458,580

Agency Mortgage-Backed Securities – 23.97%
Fannie Mae
5.50% 3/1/37	8,183	8,587
5.50% 7/1/37	22,312	23,241
Fannie Mae ARM
4.563% (LIBOR12M +
1.83%, Cap 10.16%)
8/1/35 ●	9,207	9,663
Fannie Mae S.F. 15 yr
4.50% 7/1/20	6,682	6,801
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,189,395	1,170,248
4.00% 10/1/40	21,028	21,629
4.00% 11/1/40	115,902	119,212
4.00% 3/1/46	99,504	101,721
4.00% 9/1/48	18,857,468	19,233,154
4.50% 5/1/35	71,044	74,032
4.50% 8/1/35	129,920	135,274
4.50% 9/1/35	119,236	124,163
4.50% 5/1/39	480,050	502,849
4.50% 8/1/39	864,675	905,887
4.50% 11/1/39	367,177	385,119
4.50% 6/1/40	409,869	429,053
4.50% 7/1/40	402,150	424,137
4.50% 8/1/40	100,680	105,134
4.50% 4/1/41	69,781	73,126
4.50% 10/1/43	512,455	536,964
4.50% 2/1/44	1,765,335	1,850,352
4.50% 10/1/44	280,690	293,814
4.50% 3/1/46	611,085	638,622
4.50% 5/1/46	1,398,118	1,457,379
4.50% 7/1/46	945,109	982,722
4.50% 8/1/48	1,837,355	1,904,844
5.00% 3/1/34	2,058	2,189
5.00% 4/1/34	12,268	13,024
5.00% 8/1/34	19,589	20,805
5.00% 4/1/35	4,986	5,242
5.00% 12/1/37	1,628	1,719
5.00% 3/1/38	129,337	136,250
5.00% 6/1/38	5,722	6,007
5.00% 2/1/39	4,083	4,279
5.00% 5/1/40	94,246	100,077
5.00% 6/1/44	921,090	984,334
5.00% 7/1/47	666,664	708,610
5.00% 9/1/48	3,021,299	3,173,993
5.50% 12/1/33	11,929	12,646
5.50% 2/1/35	292,763	316,311
5.50% 5/1/44	11,935,164	12,859,165
5.50% 8/1/48	835,610	900,221
6.00% 9/1/36	15,566	16,792
6.00% 8/1/38	32,128	34,482
6.00% 12/1/38	7,065	7,711
6.00% 6/1/41	2,229,065	2,430,616
6.00% 7/1/41	4,792,162	5,229,146
6.00% 7/1/41	2,771,436	3,024,050
6.00% 1/1/42	1,973,065	2,170,500
6.50% 11/1/33	2,928	3,148
6.50% 2/1/36	38,553	42,832
6.50% 3/1/36	57,437	62,277
6.50% 6/1/36	106,344	119,008
6.50% 2/1/38	23,089	25,379
6.50% 11/1/38	6,742	7,672
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/49	55,200,000	53,864,916

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
3.50% 1/1/49	2,200,000	$2,200,306
3.50% 2/1/49	311,835,000	311,671,255
4.00% 1/1/49	30,700,000	31,305,036
4.00% 2/1/49	47,000,000	47,885,884
4.50% 1/1/49	6,100,000	6,319,544
5.00% 3/1/49	450,000	470,379
Freddie Mac ARM
3.50% (LIBOR12M +
1.625%, Cap 10.50%)
2/1/38 ●	15,118	15,772
4.564% (LIBOR12M +
2.18%, Cap 10.596%)
5/1/37 ●	160,128	170,061
Freddie Mac S.F. 20 yr
5.50% 10/1/23	18,902	20,001
5.50% 8/1/24	8,196	8,672
Freddie Mac S.F. 30 yr
3.50% 8/1/48	168,294	168,293
3.50% 9/1/48	5,803,316	5,803,396
4.50% 4/1/39	57,832	60,267
4.50% 7/1/42	538,233	563,683
4.50% 12/1/43	117,895	123,580
4.50% 8/1/44	668,253	698,671
4.50% 11/1/45	184,256	191,857
4.50% 8/1/48	3,855,126	4,020,629
5.00% 12/1/44	1,336,892	1,416,445
5.50% 6/1/41	2,235,003	2,430,025
5.50% 9/1/41	3,376,318	3,640,978
6.00% 7/1/40	5,801,510	6,363,718
6.50% 11/1/33	21,614	23,831
6.50% 1/1/35	76,845	87,391
7.00% 1/1/38	18,362	20,606
GNMA I S.F. 30 yr
5.50% 2/15/41	212,232	226,215
GNMA II S.F. 30 yr
5.00% 9/20/46	62,773	66,223
5.00% 7/20/48	773,850	805,770
5.00% 9/20/48	785,761	819,646
5.50% 5/20/37	121,066	127,297
6.00% 4/20/34	4,587	4,935
6.00% 2/20/39	136,594	145,093
6.00% 10/20/39	239,436	258,691
6.00% 2/20/40	589,582	632,185
6.00% 4/20/46	182,708	198,069
GNMA II S.F. 30 yr TBA
4.00% 1/20/49	6,000,000	6,144,407
Total Agency Mortgage-Backed
Securities (cost $547,493,870)		552,909,939

Agency Obligation – 0.10%
Federal Home Loan Mortgage
2.25% 11/24/20	2,300,000	2,286,267
Total Agency Obligation
(cost $2,300,000)		2,286,267

Collateralized Debt Obligations – 4.32%
Allegro CLO VI
Series 2017-2A A 144A
3.579% (LIBOR03M +
1.13%, Floor 1.13%)
1/17/31 #●	400,000	394,510
AMMC CLO 16
Series 2015-16A AR 144A
3.696% (LIBOR03M +
1.26%) 4/14/29 #●	145,000	144,206
AMMC CLO 21
Series 2017-21A A 144A
3.809% (LIBOR03M +
1.25%) 11/2/30 #●	2,400,000	2,381,602
AMMC CLO 22
Series 2018-22A A 144A
3.52% (LIBOR03M +
1.03%, Floor 1.03%)
4/25/31 #●	1,300,000	1,275,151
AMMC CLO XII
Series 2013-12A AR 144A
3.818% (LIBOR03M +
1.20%, Floor 1.20%)
11/10/30 #●	2,000,000	1,981,716
AMMC CLO XIII
Series 2013-13A A1LR
144A 3.747% (LIBOR03M
+ 1.26%) 7/24/29 #●	1,500,000	1,490,877
Apex Credit CLO
Series 2017-1A A1 144A
3.957% (LIBOR03M +
1.47%, Floor 1.47%)
4/24/29 #●	1,275,000	1,274,551
Series 2018-1A A2 144A
3.52% (LIBOR03M +
1.03%) 4/25/31 #●	2,400,000	2,354,203
Arbor Realty CLO
Series 2017-FL3 A 144A
3.445% (LIBOR01M +
0.99%) 12/15/27 #●	250,000	249,388
Atlas Senior Loan Fund X
Series 2018-10A A 144A
3.526% (LIBOR03M +
1.09%) 1/15/31 #●	1,500,000	1,476,522

8 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Atrium XII
Series 12A AR 144A
3.299% (LIBOR03M +
0.83%) 4/22/27 #●	2,500,000	$2,469,013
Atrium XIII
Series 13A A1 144A
3.657% (LIBOR03M +
1.18%) 11/21/30 #●	250,000	248,695
Battalion CLO XII
Series 2018-12A A1 144A
3.71% (LIBOR03M +
1.07%, Floor 1.07%)
5/17/31 #●	1,000,000	982,547
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
3.959% (LIBOR03M +
1.49%) 1/20/29 #●	2,400,000	2,398,906
BlueMountain CLO
Series 2015-1A A1R 144A
3.766% (LIBOR03M +
1.33%) 4/13/27 #●	400,000	399,819
Catamaran CLO
Series 2013-1A AR 144A
3.359% (LIBOR03M +
0.85%) 1/27/28 #●	3,500,000	3,463,495
CFIP CLO
Series 2017-1A A 144A
3.665% (LIBOR03M +
1.22%) 1/18/30 #●	2,300,000	2,281,651
CIFC Funding
Series 2015-2A AR 144A
3.216% (LIBOR03M +
0.78%, Floor 0.78%)
4/15/27 #●	2,050,000	2,037,124
Crown Point CLO 5
Series 2018-5A A 144A
3.389% (LIBOR03M +
0.94%) 7/17/28 #●	400,000	395,820
CVP CLO 2017-2
Series 2017-2A A 144A
3.659% (LIBOR03M +
1.19%, Floor 1.19%)
1/20/31 #●	400,000	395,724
ECP CLO
Series 2015-7A A1R 144A
3.609% (LIBOR03M +
1.14%) 4/22/30 #●	3,000,000	2,951,055
Emerson Park CLO
Series 2013-1A A1AR
144A 3.416% (LIBOR03M
+ 0.98%) 7/15/25 #●	45,550	45,527
Galaxy XXI CLO
Series 2015-21A AR 144A
3.489% (LIBOR03M +
1.02%) 4/20/31 #●	1,650,000	1,617,127
GoldenTree Loan
Management US CLO 1
Series 2017-1A A 144A
3.689% (LIBOR03M +
1.22%) 4/20/29 #●	1,190,000	1,181,243
Halcyon Loan Advisors
Funding
Series 2012-1A A1 144A
4.116% (LIBOR03M +
1.50%) 8/15/23 #●	19,506	19,503
Hull Street CLO
Series 2014-1A AR 144A
3.665% (LIBOR03M +
1.22%) 10/18/26 #●	500,000	499,777
Jamestown CLO IV
Series 2014-4A A1CR
144A 3.126% (LIBOR03M
+ 0.69%) 7/15/26 #●	932,580	929,345
Jamestown CLO VII
Series 2015-7A A1R 144A
3.32% (LIBOR03M +
0.83%, Floor 0.83%)
7/25/27 #●	700,000	694,667
Jamestown CLO VIII
Series 2015-8A A1AR
144A 3.306% (LIBOR03M
+ 0.87%, Floor 0.87%)
1/15/28 #●	1,500,000	1,486,525
KKR CLO 20
Series 20 A 144A 3.566%
(LIBOR03M + 1.13%, Floor
1.13%) 10/16/30 #●	300,000	296,043
Marathon CLO V
Series 2013-5A A1R 144A
3.516% (LIBOR03M +
0.87%) 11/21/27 #●	1,100,000	1,094,068
Mariner CLO 5
Series 2018-5A A 144A
3.60% (LIBOR03M +
1.11%, Floor 1.11%)
4/25/31 #●	1,800,000	1,773,022
Midocean Credit CLO VIII
Series 2018-8A A1 144A
3.472% (LIBOR03M +
1.15%) 2/20/31 #●	1,750,000	1,723,249

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Midocean Credit CLO IX
Series 2018-9A A1 144A
3.397% (LIBOR03M +
1.15%, Floor 1.15%)
7/20/31 #●	1,250,000	$1,229,715
Monarch Grove CLO
Series 2018-1A A1 144A
3.37% (LIBOR03M +
0.88%) 1/25/28 #●	5,100,000	5,060,944
Mountain View CLO X
Series 2015-10A AR 144A
3.256% (LIBOR03M +
0.82%, Floor 0.82%)
10/13/27 #●	2,000,000	1,983,402
Neuberger Berman Loan
Advisers CLO 29
Series 2018-29A A1 144A
3.566% (LIBOR03M +
1.13%, Floor 1.13%)
10/19/31 #●	2,800,000	2,758,000
Northwoods Capital XV
Series 2017-15A A 144A
4.092% (LIBOR03M +
1.30%) 6/20/29 #●	3,000,000	2,981,562
Northwoods Capital XVII
Series 2018-17A A 144A
3.529% (LIBOR03M +
1.06%, Floor 1.06%)
4/22/31 #●	1,700,000	1,669,924
Oaktree CLO
Series 2014-1A A1R 144A
3.908% (LIBOR03M +
1.29%) 5/13/29 #●	250,000	248,863
OCP CLO
Series 2015-9A A1R 144A
3.236% (LIBOR03M +
0.80%) 7/15/27 #●	2,100,000	2,082,763
Series 2015-10A A1R
144A 3.328% (LIBOR03M
+ 0.82%) 10/26/27 #●	3,200,000	3,186,317
Series 2017-13A A1A
144A 3.696% (LIBOR03M
+ 1.26%) 7/15/30 #●	1,000,000	993,216
Octagon Investment Partners
XIX
Series 2014-1A AR 144A
3.536% (LIBOR03M +
1.10%) 4/15/26 #●	594,637	594,334
OFSI Fund VI
Series 2014-6A A1R 144A
3.086% (LIBOR03M +
0.65%) 3/20/25 #●	1,086,949	1,085,022
OFSI Fund VII
Series 2014-7A AR 144A
3.345% (LIBOR03M +
0.90%) 10/18/26 #●	2,100,000	2,093,038
OZLM XVIII
Series 2018-18A A 144A
3.456% (LIBOR03M +
1.02%, Floor 1.02%)
4/15/31 #●	1,350,000	1,320,737
Saranac CLO VII
Series 2014-2A A1AR
144A 3.875% (LIBOR03M
+ 1.23%) 11/20/29 #●	250,000	248,185
Shackleton III CLO
Series 2013-3A AR 144A
3.556% (LIBOR03M +
1.12%, Floor 1.12%)
7/15/30 #●	1,750,000	1,726,989
Sound Point CLO VIII
Series 2015-1A AR 144A
3.296% (LIBOR03M +
0.86%) 4/15/27 #●	3,200,000	3,194,685
Sounds Point CLO IV-R
Series 2013-3RA A 144A
3.595% (LIBOR03M +
1.15%, Floor 1.15%)
4/18/31 #●	1,000,000	984,549
Staniford Street CLO
Series 2014-1A AR 144A
3.968% (LIBOR03M +
1.18%) 6/15/25 #●	749,198	748,870
Steele Creek CLO
Series 2017-1A A 144A
3.686% (LIBOR03M +
1.25%) 1/15/30 #●	250,000	248,074
TIAA CLO II
Series 2017-1A A 144A
3.749% (LIBOR03M +
1.28%) 4/20/29 #●	1,040,000	1,034,961
TICP CLO I
Series 2015-1A AR 144A
3.269% (LIBOR03M +
0.80%) 7/20/27 #●	1,200,000	1,188,336
TICP CLO IX
Series 2017-9A A 144A
3.609% (LIBOR03M +
1.14%) 1/20/31 #●	400,000	394,720
Venture 31 CLO
Series 2018-31A A1 144A
3.499% (LIBOR03M +
1.03%, Floor 1.03%)
4/20/31 #●	1,500,000	1,471,069

10 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Venture 33 CLO
Series 2018-33A A1L 144A
3.318% (LIBOR03M +
1.14%, Floor 1.14%)
7/15/31 #●	1,250,000	$1,223,480
Venture 34 CLO
Series 2018-34A A 144A
3.72% (LIBOR03M +
1.23%, Floor 1.23%)
10/15/31 #●	2,500,000	2,456,545
Venture XVI CLO
Series 2014-16A ARR
144A 3.286% (LIBOR03M
+ 0.85%, Floor 0.85%)
1/15/28 #●	1,200,000	1,188,737
Venture XVII CLO
Series 2014-17A ARR
144A 3.316% (LIBOR03M
+ 0.88%) 4/15/27 #●	400,000	396,154
Venture XX CLO
Series 2015-20A AR 144A
3.256% (LIBOR03M +
0.82%) 4/15/27 #●	2,000,000	1,977,572
Venture XXII CLO
Series 2015-22A AR 144A
3.516% (LIBOR03M +
1.08%) 1/15/31 #●	1,750,000	1,709,893
Venture XXIV CLO
Series 2016-24A A1D
144A 3.889% (LIBOR03M
+ 1.42%) 10/20/28 #●	1,115,000	1,110,117
Venture XXVIII CLO
Series 2017-28A A2 144A
3.579% (LIBOR03M +
1.11%) 7/20/30 #●	2,100,000	2,057,645
Venture CDO
Series 2016-25A A1 144A
3.959% (LIBOR03M +
1.49%) 4/20/29 #●	490,000	488,887
Voya CLO
Series 2014-3A A1R 144A
3.21% (LIBOR03M +
0.72%) 7/25/26 #●	985,387	981,021
Series 2018-3A A1A 144A
3.61% (LIBOR03M +
1.15%, Floor 1.15%)
10/15/31 #●	2,115,000	2,096,904
WhiteHorse IX
Series 2014-9A AR 144A
3.609% (LIBOR03M +
1.16%) 7/17/26 #●	356,711	356,353
Z Capital Credit Partners CLO
Series 2015-1A A1R 144A
3.386% (LIBOR03M +
0.95%, Floor 0.95%)
7/16/27 #●	2,600,000	2,576,246
Total Collateralized Debt
Obligations
(cost $100,564,050)		99,554,500

Convertible Bonds – 1.32%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	230,000	338,560
Ares Capital 3.75% exercise
price $19.39, maturity date
2/1/22	125,000	125,225
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	457,000	509,555
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	228,000	223,008
4.75% exercise price
$36.23, maturity date
3/15/23	515,000	503,065
Boingo Wireless 144A 1.00%
exercise price $42.32,
maturity date 10/1/23 #	557,000	472,977
Booking Holdings 0.35%
exercise price $1,315.10,
maturity date 6/15/20	448,000	604,515
Cemex
3.72% exercise price
$11.01, maturity date
3/15/20	782,000	764,579
3.72% exercise price
$11.01, maturity date
3/15/20	547,000	535,076
Chart Industries 144A 1.00%
exercise price $58.73,
maturity date 11/15/24 #	502,000	625,417
Cheniere Energy 4.25%
exercise price $138.38,
maturity date 3/15/45	1,314,000	920,588
Cree 144A 0.875% exercise
price $59.97, maturity date
9/1/23 #	940,000	911,863

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
CSG Systems International
4.25% exercise price
$57.05, maturity date
3/15/36	741,000	$738,211
DISH Network
2.375% exercise price
$82.22, maturity date
3/15/24	396,000	316,767
3.375% exercise price
$65.18, maturity date
8/15/26	912,000	738,735
Dycom Industries 0.75%
exercise price $96.89,
maturity date 9/15/21	425,000	396,728
Empire State Realty OP 144A
2.625% exercise price
$19.25, maturity date
8/15/19 #	547,000	545,174
FTI Consulting 144A 2.00%
exercise price $101.38,
maturity date 8/15/23 #	149,000	142,761
GAIN Capital Holdings 5.00%
exercise price $8.20,
maturity date 8/15/22	941,000	970,265
GCI Liberty 144A 1.75%
exercise price $370.52,
maturity date 9/30/46 #	773,000	756,558
Helix Energy Solutions Group
4.125% exercise price
$9.47, maturity date
9/15/23	34,000	31,490
4.25% exercise price
$13.89, maturity date
5/1/22	805,000	746,884
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	706,000	695,332
Insulet
1.25% exercise price
$58.37, maturity date
9/15/21	239,000	338,705
144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	410,000	436,451
Jazz Investments I 1.875%
exercise price $199.77,
maturity date 8/15/21	461,000	448,220
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21	489,000	505,121
Liberty Media 2.25% exercise
price $34.93, maturity date
9/30/46	1,563,000	743,363
Ligand Pharmaceuticals 144A
0.75% exercise price
$248.48, maturity date
5/15/23 #	410,000	364,084
Medicines
2.75% exercise price
$48.97, maturity date
7/15/23	923,000	700,229
144A 3.50% exercise price
$25.19, maturity date
1/15/24 #	146,000	144,940
Meritor 3.25% exercise price
$39.92, maturity date
10/15/37	487,000	426,427
Microchip Technology
1.625% exercise price
$97.55, maturity date
2/15/27	806,000	789,814
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	404,000	483,278
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19	500,000	502,548
Novellus Systems 2.625%
exercise price $32.73,
maturity date 5/15/41	130,000	536,744
NRG Energy 144A 2.75%
exercise price $47.74,
maturity date 6/1/48 #	732,000	790,106
NXP Semiconductors 1.00%
exercise price $102.25,
maturity date 12/1/19	719,000	721,161
Pacira Pharmaceuticals
2.375% exercise price
$66.89, maturity date
4/1/22	534,000	530,996
Palo Alto Networks 144A
0.75% exercise price
$266.35, maturity date
7/1/23 #	577,000	573,532
Paratek Pharmaceuticals
144A 4.75% exercise price
$15.90, maturity date
5/1/24 #	1,118,000	854,070
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21	700,000	623,875
12 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Convertible Bonds (continued)
PROS Holdings 2.00%
exercise price $48.63,
maturity date 6/1/47		902,000	$841,471
Quotient Technology 1.75%
exercise price $17.36,
maturity date 12/1/22		547,000	518,611
Retrophin 2.50% exercise
price $38.80, maturity date
9/15/25		158,000	141,967
Royal Gold 2.875% exercise
price $102.56, maturity
date 6/15/19		899,000	905,778
Spirit Realty Capital 3.75%
exercise price $57.48,
maturity date 5/15/21		378,000	370,695
Synaptics 0.50% exercise
price $73.02, maturity date
6/15/22		565,000	497,935
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		322,000	311,316
Team 5.00% exercise price
$21.70, maturity date
8/1/23		413,000	412,610
Tesla Energy Operations
1.625% exercise price
$759.35, maturity date
11/1/19		610,000	572,539
Vector Group
1.75% exercise price
$21.28, maturity date
4/15/20 ●		490,000	493,368
2.50% exercise price
$13.81, maturity date
1/15/19 ●		692,000	712,587
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20		156,000	153,971
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		785,000	763,321
Vishay Intertechnology 144A
2.25% exercise price
$31.49, maturity date
6/15/25 #		659,000	584,596
Total Convertible Bonds
(cost $32,003,325)			30,407,762

Corporate Bonds – 37.10%
Banking – 13.54%
Akbank Turk 144A
7.20% 3/16/27 #µ		840,000	743,837
Ally Financial
3.50% 1/27/19		100,000	99,987
3.75% 11/18/19		100,000	99,875
4.125% 3/30/20		1,000,000	991,960
8.00% 3/15/20		100,000	103,750
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	199,368
Banco Bilbao Vizcaya
Argentaria 6.75%µψ	EUR	400,000	455,527
Banco de Credito e
Inversiones 144A
3.50% 10/12/27 #		570,000	514,069
Banco Nacional de Desenvol-
vimento Economico e
Social 6.50% 6/10/19		2,500,000	2,541,750
Banco Santander
3.848% 4/12/23		1,400,000	1,361,573
6.25%µψ	EUR	400,000	450,853
Banco Santander Mexico
144A 4.125% 11/9/22 #		745,000	735,687
Bank of America
2.60% 1/15/19		174,000	173,967
2.625% 4/19/21		1,000,000	986,689
3.004% 12/20/23 µ		2,001,000	1,943,760
3.129% (LIBOR03M +
0.66%) 7/21/21 ●		900,000	896,554
3.30% 8/5/21	AUD	240,000	170,769
3.30% 1/11/23		716,000	705,514
3.352% (LIBOR03M +
0.77%) 2/5/26 ●		1,550,000	1,466,715
3.472% (LIBOR03M +
0.65%) 6/25/22 ●		1,800,000	1,777,952
3.55% 3/5/24 µ		2,100,000	2,075,678
3.864% 7/23/24 µ		5,835,000	5,824,355
4.125% 1/22/24		200,000	202,849
4.271% 7/23/29 µ		1,105,000	1,101,767
5.875%µψ		900,000	820,503
Bank of China 144A
5.00% 11/13/24 #		795,000	820,984
Bank of Georgia 144A
6.00% 7/26/23 #		690,000	672,805
Bank of Montreal
3.803% 12/15/32 µ		725,000	672,256
Bank of New York Mellon
3.57% (LIBOR03M +
1.05%) 10/30/23 ●		1,420,000	1,423,257

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Bank of Nova Scotia
1.875% 4/26/21		4,500,000	$4,395,044
Bankia 3.50% 1/17/19	EUR	800,000	917,810
Barclays
4.009% (LIBOR03M +
1.38%) 5/16/24 ●		1,800,000	1,715,219
4.61% 2/15/23 µ		1,200,000	1,190,677
4.972% 5/16/29 µ		3,000,000	2,899,535
6.50%µψ	EUR	1,000,000	1,119,463
7.75%µψ		1,990,000	1,919,196
Barclays Bank
7.625% 11/21/22		1,800,000	1,868,625
BB&T
2.761% (LIBOR03M +
0.22%) 2/1/21 ●		980,000	968,893
3.75% 12/6/23		1,780,000	1,796,042
BBVA Bancomer 144A
7.25% 4/22/20 #		100,000	103,800
BNG Bank 3.50% 7/19/27	AUD	292,000	214,584
BNP Paribas
144A 7.375%#µψ		700,000	699,125
7.375%µψ		500,000	499,375
Branch Banking & Trust
2.85% 4/1/21		670,000	664,925
CIT Group 4.125% 3/9/21		400,000	395,000
Citibank 3.40% 7/23/21		540,000	540,856
Citigroup
2.65% 10/26/20		3,200,000	3,158,238
3.19% (BBSW3M +
1.25%) 8/7/19 ●	AUD	454,000	320,709
3.20% 10/21/26		1,000,000	924,439
3.696% (LIBOR03M +
0.93%) 6/7/19 ●		2,300,000	2,305,559
3.74% (LIBOR03M +
1.10%) 5/17/24 ●		1,560,000	1,523,051
3.75% 10/27/23	AUD	498,000	357,679
4.044% 6/1/24 µ		1,800,000	1,808,696
4.05% 7/30/22		150,000	150,799
4.075% 4/23/29 µ		3,400,000	3,321,998
Citizens Bank
2.55% 5/13/21		2,605,000	2,549,273
Citizens Financial Group
2.375% 7/28/21		115,000	112,099
4.30% 12/3/25		965,000	953,782
Compass Bank
2.875% 6/29/22		1,220,000	1,169,931
3.875% 4/10/25		1,145,000	1,099,603
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	205,004
2.938% (LIBOR03M +
0.43%) 4/26/21 ●		500,000	497,661
3.375% 4/24/23	NZD	541,000	372,058
3.75% 7/21/26		1,350,000	1,267,818
4.375% 8/4/25		2,000,000	1,967,969
6.875% 3/19/20	EUR	2,400,000	2,973,620
Credit Suisse Group
144A 4.207% 6/12/24 #µ		1,435,000	1,432,636
144A 6.25%#µψ		2,035,000	1,930,259
144A 7.50%#µψ		1,685,000	1,647,087
Credit Suisse Group Funding
Guernsey
2.75% 3/26/20		2,199,000	2,175,643
3.125% 12/10/20		250,000	247,620
3.80% 9/15/22		3,350,000	3,328,233
3.80% 6/9/23		2,300,000	2,259,100
DBS Group Holdings 144A
4.52% 12/11/28 #µ		940,000	962,598
Deutsche Bank
2.70% 7/13/20		500,000	486,420
2.85% 5/10/19		3,100,000	3,081,644
3.406% (LIBOR03M +
0.97%) 7/13/20 ●		100,000	97,390
4.25% 10/14/21		2,000,000	1,956,685
Dexia Credit Local 144A
3.116% (LIBOR03M +
0.50%) 2/15/19 #●		560,000	560,292
Fifth Third Bancorp
2.60% 6/15/22		1,230,000	1,197,437
3.95% 3/14/28		1,865,000	1,854,763
Fifth Third Bank
2.30% 3/15/19		800,000	799,023
Goldman Sachs Group
2.876% 10/31/22 µ		300,000	291,467
2.908% 6/5/23 µ		600,000	576,429
3.20% 2/23/23		2,200,000	2,135,842
3.24% (BBSW3M +
1.30%) 8/21/19 ●	AUD	140,000	98,960
3.55% 2/12/21	CAD	100,000	73,742
3.786% (LIBOR03M +
1.17%) 11/15/21 ●		1,700,000	1,696,727
3.786% (LIBOR03M +
1.17%) 5/15/26 ●		525,000	504,360
3.801% (LIBOR03M +
1.05%) 6/5/23 ●		780,000	761,694
3.85% (LIBOR03M +
1.36%) 4/23/21 ●		1,300,000	1,310,073

14 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.988% (LIBOR03M +
1.20%) 9/15/20 ●		1,700,000	$1,708,373
4.223% 5/1/29 µ		4,960,000	4,785,360
5.15% 5/22/45		1,065,000	994,479
5.20% 12/17/19	NZD	206,000	141,258
6.00% 6/15/20		2,440,000	2,526,350
HSBC Bank 144A
4.125% 8/12/20 #		500,000	505,928
HSBC Holdings
2.65% 1/5/22		200,000	194,100
3.40% 3/8/21		400,000	398,941
3.64% (LIBOR03M +
1.00%) 5/18/24 ●		1,000,000	974,541
4.292% 9/12/26 µ		950,000	938,969
4.295% (LIBOR03M +
1.50%) 1/5/22 ●		5,200,000	5,254,244
4.30% 3/8/26		200,000	197,559
4.349% (LIBOR03M +
1.66%) 5/25/21 ●		900,000	909,529
6.00%µψ	EUR	900,000	1,093,690
6.50%µψ		830,000	755,300
Huntington Bancshares
2.30% 1/14/22		670,000	647,341
Huntington National Bank
2.50% 8/7/22		1,245,000	1,203,755
ING Groep
144A 4.625% 1/6/26 #		890,000	897,755
6.875%µψ		500,000	498,750
Intesa Sanpaolo 144A
3.875% 1/12/28 #		3,300,000	2,825,131
ITAU CorpBanca
2.57% 1/11/19		300,000	300,000
JPMorgan Chase & Co.
2.25% 1/23/20		10,800,000	10,692,882
3.139% (LIBOR03M +
0.63%) 1/28/19 ●		200,000	200,034
3.22% 3/1/25 µ		500,000	483,297
3.367% (LIBOR03M +
0.89%) 7/23/24 ●		1,495,000	1,461,740
3.39% (LIBOR03M +
0.90%) 4/25/23 ●		1,000,000	987,580
3.797% 7/23/24 µ		1,770,000	1,774,189
3.866% (LIBOR03M +
1.10%) 6/7/21 ●		2,900,000	2,920,816
4.005% 4/23/29 µ		900,000	886,168
4.023% 12/5/24 µ		1,825,000	1,841,647
4.40% 7/22/20		400,000	407,259
4.452% 12/5/29 µ		2,325,000	2,369,173
6.75%µψ		865,000	894,843
JPMorgan Chase Bank
2.848% (LIBOR03M +
0.34%) 4/26/21 ●		3,000,000	2,973,167
KeyBank
2.30% 9/14/22		730,000	703,335
3.18% 5/22/22		250,000	249,127
3.40% 5/20/26		1,995,000	1,916,550
6.95% 2/1/28		1,220,000	1,448,159
Korea Development Bank
3.00% 3/17/19		850,000	850,874
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	648,000	491,620
Lloyds Bank
2.40% 3/17/20		400,000	394,366
2.70% 8/17/20		1,500,000	1,481,122
144A 12.00%#µψ		1,900,000	2,231,541
Lloyds Banking Group
3.59% (LIBOR03M +
0.80%) 6/21/21 ●		600,000	594,302
7.00%µψ	GBP	400,000	511,022
7.50%µψ		610,000	590,053
7.625%µψ	GBP	2,500,000	3,286,110
7.875%µψ	GBP	1,300,000	1,781,328
Manufacturers & Traders Trust
2.05% 8/17/20		485,000	475,474
Mitsubishi UFJ Financial
Group
2.19% 9/13/21		2,350,000	2,269,340
3.535% 7/26/21		2,500,000	2,508,019
3.839% (LIBOR03M +
1.06%) 9/13/21 ●		1,600,000	1,603,376
Mitsubishi UFJ Trust &
Banking
144A 2.45% 10/16/19 #		500,000	497,213
144A 2.65% 10/19/20 #		500,000	493,958
Mizuho Bank
144A 2.40% 3/26/20 #		1,100,000	1,089,306
144A 2.45% 4/16/19 #		600,000	599,050
Mizuho Financial Group
3.919% (LIBOR03M +
1.14%) 9/13/21 ●		1,900,000	1,907,967
Morgan Stanley
2.50% 4/21/21		3,500,000	3,430,733
3.125% 8/5/21	CAD	387,000	283,946
3.125% 1/23/23		400,000	390,836

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
3.168% (LIBOR03M +
0.55%) 2/10/21 ●		3,000,000	$2,967,379
3.649% (LIBOR03M +
1.18%) 1/20/22 ●		200,000	199,403
3.737% 4/24/24 µ		5,305,000	5,269,667
3.811% (LIBOR03M +
1.22%) 5/8/24 ●		1,150,000	1,133,678
5.00% 9/30/21	AUD	359,000	266,833
5.00% 11/24/25		1,010,000	1,031,824
5.50% 1/26/20		480,000	490,976
7.30% 5/13/19		2,200,000	2,233,601
Nationwide Building Society
144A 3.766% 3/8/24 #µ		800,000	770,637
144A
4.125% 10/18/32 #µ		1,740,000	1,543,485
144A 4.302% 3/8/29 #µ		5,200,000	4,898,122
10.25%ψ●	GBP	625,000	1,306,465
Nederlandse
Waterschapsbank 144A
2.808% (LIBOR03M +
0.02%) 3/15/19 #●		1,500,000	1,500,215
PNC Bank
2.45% 11/5/20		250,000	246,954
2.70% 11/1/22		760,000	738,889
3.009% (LIBOR03M +
0.50%) 7/27/22 ●		1,000,000	990,485
4.05% 7/26/28		1,665,000	1,675,560
PNC Financial Services Group
5.00%µψ		1,100,000	1,014,750
Popular 6.125% 9/14/23		440,000	437,527
Regions Financial
2.75% 8/14/22		430,000	415,187
3.80% 8/14/23		710,000	711,798
Royal Bank of Canada
2.30% 3/22/21		2,300,000	2,268,949
2.75% 2/1/22		185,000	182,112
Royal Bank of Scotland Group
3.498% 5/15/23 µ		500,000	481,162
3.875% 9/12/23		245,000	235,112
4.086% (LIBOR03M +
1.47%) 5/15/23 ●		390,000	378,546
4.372% (LIBOR03M +
1.55%) 6/25/24 ●		455,000	435,004
4.519% 6/25/24 µ		540,000	530,362
4.80% 4/5/26		5,000,000	4,879,941
8.625%µψ		4,970,000	5,156,375
Santander UK
3.358% (LIBOR03M +
0.62%) 6/1/21 ●		1,300,000	1,286,094
3.40% 6/1/21		500,000	497,713
3.75% 11/15/21		200,000	199,602
144A 5.00% 11/7/23 #		1,985,000	1,942,586
Santander UK Group Holdings
3.823% 11/3/28 µ		3,200,000	2,898,681
4.796% 11/15/24 µ		735,000	730,548
7.375%µψ	GBP	2,200,000	2,822,532
Sberbank of Russia Via SB
Capital 4.15% 3/6/19		700,000	699,923
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,451,863
144A 7.375%#µψ		500,000	488,125
Standard Chartered 144A
3.77% (LIBOR03M +
1.13%) 8/19/19 #●		6,200,000	6,227,418
State Bank of India 3.745%
(LIBOR03M + 0.95%)
4/6/20 ●		900,000	901,134
State Street
2.653% 5/15/23 µ		45,000	43,858
3.10% 5/15/23		525,000	516,286
3.30% 12/16/24		100,000	99,144
4.141% 12/3/29 µ		710,000	734,630
Sumitomo Mitsui Financial
Group 4.447% (LIBOR03M
+ 1.68%) 3/9/21 ●		2,300,000	2,345,012
SunTrust Bank
2.45% 8/1/22		1,160,000	1,119,200
3.00% 2/2/23		585,000	573,881
3.30% 5/15/26		540,000	512,477
SunTrust Banks
2.70% 1/27/22		1,105,000	1,078,431
4.00% 5/1/25		250,000	251,114
SVB Financial Group
3.50% 1/29/25		1,395,000	1,338,413
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		355,000	335,486
144A 6.25% 4/20/21 #		590,000	587,472
UBS
144A 3.347% (LIBOR03M
+ 0.58%) 6/8/20 #●		2,000,000	1,999,734
5.125% 5/15/24		200,000	199,514
7.625% 8/17/22		500,000	533,750
UBS Group Funding
Switzerland
144A 3.00% 4/15/21 #		2,905,000	2,883,374

16 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group Funding
Switzerland
144A 4.125% 9/24/25 #		870,000	$865,190
144A 4.216% (LIBOR03M
+ 1.78%) 4/14/21 #●		400,000	406,545
6.875%µψ		1,875,000	1,881,407
6.875%µψ		555,000	534,187
7.125%µψ		540,000	548,977
UniCredit 144A
7.83% 12/4/23 #		2,900,000	3,036,807
US Bancorp
2.375% 7/22/26		1,815,000	1,657,845
3.15% 4/27/27		1,830,000	1,755,989
3.60% 9/11/24		1,275,000	1,269,748
3.95% 11/17/25		3,070,000	3,138,749
US Bank 3.40% 7/24/23		565,000	565,552
USB Capital IX 3.50%
(LIBOR03M + 1.02%)ψ●		1,820,000	1,349,075
Wells Fargo & Co.
2.55% 12/7/20		2,800,000	2,760,755
3.00% 7/27/21	AUD	979,000	692,289
3.50% 9/12/29	GBP	196,000	267,747
3.548% (LIBOR03M +
0.93%) 2/11/22 ●		1,300,000	1,292,145
3.584% 5/22/28 µ		5,300,000	5,096,707
3.757% (LIBOR03M +
1.23%) 10/31/23 ●		1,440,000	1,436,487
Wells Fargo Bank
3.325% 7/23/21 µ		2,250,000	2,248,258
Westpac Banking 5.00%µψ		280,000	232,912
Woori Bank 144A
4.75% 4/30/24 #		800,000	809,516
Zions Bancorporation
4.50% 6/13/23		690,000	701,921
			312,409,565
Basic Industry – 1.55%
Alcoa Nederland Holding
144A 6.75% 9/30/24 #		200,000	204,000
Anglo American Capital
144A 4.00% 9/11/27 #		400,000	361,824
144A 4.75% 4/10/27 #		3,670,000	3,520,260
BHP Billiton Finance USA
144A 6.25% 10/19/75 #µ		2,795,000	2,860,808
Braskem Netherlands Finance
144A 3.50% 1/10/23 #		320,000	304,563
144A 4.50% 1/10/28 #		905,000	839,849
4.50% 1/10/28		800,000	742,408
Builders FirstSource 144A
5.625% 9/1/24 #		345,000	321,281
CK Hutchison International 17
144A 2.875% 4/5/22 #		655,000	643,348
Cleveland-Cliffs
5.75% 3/1/25		525,000	473,813
CSN Resources 144A
7.625% 2/13/23 #		805,000	752,675
Cydsa 144A
6.25% 10/4/27 #		785,000	709,444
Dow Chemical
144A 4.80% 11/30/28 #		1,545,000	1,575,955
144A 5.55% 11/30/48 #		1,220,000	1,237,824
DowDuPont
3.817% (LIBOR03M +
1.11%) 11/15/23 ●		685,000	673,744
4.205% 11/15/23		1,205,000	1,233,426
4.725% 11/15/28		1,035,000	1,075,490
5.419% 11/15/48		1,135,000	1,185,167
Equate Petrochemical 144A
3.00% 3/3/22 #		625,000	605,394
First Quantum Minerals 144A
7.25% 4/1/23 #		830,000	733,513
Freeport-McMoRan
4.55% 11/14/24		190,000	175,987
5.45% 3/15/43		280,000	214,550
6.875% 2/15/23		410,000	424,350
Georgia-Pacific
144A 2.539% 11/15/19 #		500,000	496,284
8.00% 1/15/24		2,242,000	2,693,294
Hudbay Minerals
144A 7.25% 1/15/23 #		10,000	9,925
144A 7.625% 1/15/25 #		170,000	167,025
Israel Chemicals 144A
6.375% 5/31/38 #		975,000	977,501
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #		160,000	161,600
Mexichem 144A
5.50% 1/15/48 #		915,000	789,187
NOVA Chemicals
144A 5.00% 5/1/25 #		226,000	204,247
144A 5.25% 6/1/27 #		180,000	159,975
Novelis 144A
6.25% 8/15/24 #		202,000	190,385
Novolipetsk Steel Via Steel
Funding DAC 144A
4.00% 9/21/24 #		715,000	665,265
OCP
144A 4.50% 10/22/25 #		755,000	725,350
144A 6.875% 4/25/44 #		210,000	219,000
Olin 5.125% 9/15/27		465,000	430,125

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Petkim Petrokimya Holding
144A 5.875% 1/26/23 #	675,000	$616,880
Phosagro OAO via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #	685,000	666,060
SASOL Financing USA
5.875% 3/27/24	240,000	239,744
6.50% 9/27/28	250,000	250,625
Starfruit Finco 144A
8.00% 10/1/26 #	195,000	180,863
Steel Dynamics
5.50% 10/1/24	510,000	506,175
Suzano Austria 144A
7.00% 3/16/47 #	805,000	827,943
Syngenta Finance
144A 3.933% 4/23/21 #	825,000	814,141
144A 4.441% 4/24/23 #	845,000	815,087
144A 5.182% 4/24/28 #	1,235,000	1,147,986
Tronox Finance 144A
5.75% 10/1/25 #	525,000	427,219
Vedanta Resources 144A
7.125% 5/31/23 #	510,000	459,893
		35,711,452
Brokerage – 0.31%
Charles Schwab
2.966% (LIBOR03M +
0.32%) 5/21/21 ●	1,055,000	1,050,953
3.25% 5/21/21	465,000	467,407
3.85% 5/21/25	490,000	500,438
5.00%µψ	355,000	298,733
E*TRADE Financial
3.80% 8/24/27	655,000	619,854
5.30%µψ	250,000	207,525
5.875%µψ	815,000	735,537
Jefferies Group
4.15% 1/23/30	780,000	670,734
6.45% 6/8/27	331,000	346,842
6.50% 1/20/43	270,000	274,488
Lazard Group
3.75% 2/13/25	2,100,000	2,040,501
		7,213,012
Capital Goods – 1.49%
Advanced Disposal Services
144A 5.625% 11/15/24 #	285,000	280,013
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	205,000	189,752
Ball 5.25% 7/1/25	340,000	340,000
BMC East 144A
5.50% 10/1/24 #	250,000	234,063
Boise Cascade 144A
5.625% 9/1/24 #	430,000	405,275
Bombardier 144A
6.00% 10/15/22 #	310,000	292,175
BWAY Holding 144A
5.50% 4/15/24 #	460,000	434,125
CCL Industries 144A
3.25% 10/1/26 #	655,000	612,290
Corning
4.375% 11/15/57	415,000	348,745
5.35% 11/15/48	555,000	565,846
Covanta Holding
5.875% 7/1/25	230,000	212,463
Crane 4.45% 12/15/23	1,050,000	1,087,417
EnPro Industries 144A
5.75% 10/15/26 #	205,000	198,337
General Dynamics
3.00% 5/11/21	50,000	50,124
3.375% 5/15/23	985,000	992,346
General Electric
2.70% 10/9/22	365,000	338,973
2.962% (LIBOR03M +
0.38%) 5/5/26 ●	920,000	741,366
4.65% 10/17/21	89,000	89,321
5.55% 5/4/20	470,000	478,141
6.00% 8/7/19	1,025,000	1,036,205
Grupo Cementos de
Chihuahua 144A
5.25% 6/23/24 #	730,000	699,895
Harris
3.00% (LIBOR03M +
0.48%) 4/30/20 ●	3,100,000	3,091,782
3.166% (LIBOR03M +
0.475%) 2/27/19 ●	2,800,000	2,799,595
Heathrow Funding 144A
4.875% 7/15/21 #	200,000	206,609
L3 Technologies
3.85% 6/15/23	1,005,000	1,007,505
4.40% 6/15/28	1,630,000	1,633,743
Martin Marietta Materials
4.25% 12/15/47	680,000	559,459
Masco 5.95% 3/15/22	304,000	322,361
New Enterprise Stone & Lime
144A 10.125% 4/1/22 #	405,000	396,900
Northrop Grumman
2.55% 10/15/22	1,380,000	1,337,795
3.25% 8/1/23	490,000	482,699
Nvent Finance
3.95% 4/15/23	475,000	472,035
4.55% 4/15/28	2,210,000	2,170,597

18 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Capital Goods (continued)
Parker-Hannifin
3.30% 11/21/24		65,000	$64,259
Standard Industries 144A
5.00% 2/15/27 #		520,000	456,300
Textron 3.168% (LIBOR03M
+ 0.55%) 11/10/20 ●		2,900,000	2,875,800
TransDigm 6.375% 6/15/26		350,000	326,813
United Technologies
2.30% 5/4/22		810,000	777,642
3.65% 8/16/23		225,000	224,340
4.125% 11/16/28		2,995,000	2,979,912
Westrock
144A 4.65% 3/15/26 #		855,000	869,764
144A 4.90% 3/15/29 #		1,690,000	1,741,513
			34,424,295
Communications – 3.43%
Altice France 144A
6.25% 5/15/24 #		385,000	360,456
Altice Luxembourg 144A
7.75% 5/15/22 #		400,000	365,500
Amazon.com 3.15% 8/22/27		1,700,000	1,643,082
AMC Networks
4.75% 8/1/25		220,000	200,200
Anixter 144A
6.00% 12/1/25 #		205,000	203,975
AT&T
3.20% 3/1/22		100,000	98,715
3.386% (LIBOR03M +
0.95%) 7/15/21 ●		500,000	498,531
3.488% (LIBOR03M +
0.75%) 6/1/21 ●		2,200,000	2,186,682
3.80% 3/1/24		100,000	99,099
3.956% (LIBOR03M +
1.18%) 6/12/24 ●		6,100,000	5,921,258
4.10% 2/15/28		2,276,000	2,193,513
4.50% 3/9/48		750,000	649,083
5.25% 3/1/37		2,825,000	2,785,121
Baidu 4.375% 3/29/28		805,000	790,633
Bell Canada 3.35% 3/22/23 CAD		219,000	160,556
British Telecommunications
4.50% 12/4/23		705,000	715,278
C&W Senior Financing 144A
7.50% 10/15/26 #		615,000	592,706
CCO Holdings
144A 5.00% 2/1/28 #		900,000	830,250
144A 5.125% 5/1/27 #		215,000	200,789
144A 5.875% 5/1/27 #		400,000	389,000
Charter Communications
Operating
3.579% 7/23/20		400,000	399,653
4.464% 7/23/22		1,800,000	1,818,622
4.50% 2/1/24		800,000	799,629
5.375% 4/1/38		1,650,000	1,542,236
Comcast
3.038% (LIBOR03M +
0.63%) 4/15/24 ●		640,000	625,772
3.70% 4/15/24		2,970,000	2,990,026
4.70% 10/15/48		1,390,000	1,417,689
Comunicaciones Celulares Via
Comcel Trust 144A
6.875% 2/6/24 #		795,000	812,104
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	106,861
144A 4.241% 7/15/28 #		440,000	438,715
CSC Holdings
6.75% 11/15/21		400,000	411,000
144A 7.75% 7/15/25 #		420,000	428,400
Deutsche Telekom
International Finance
1.25% 10/6/23	GBP	318,000	392,663
144A 1.95% 9/19/21 #		1,155,000	1,108,863
144A 4.375% 6/21/28 #		1,055,000	1,041,385
6.50% 4/8/22	GBP	36,000	52,584
Digicel Group
144A 7.125% 4/1/22 #		890,000	420,525
144A 8.25% 9/30/20 #		455,000	309,400
Discovery Communications
5.20% 9/20/47		1,695,000	1,572,757
DISH DBS 5.125% 5/1/20		200,000	198,000
Gray Television 144A
5.875% 7/15/26 #		380,000	355,224
GTP Acquisition Partners I
144A 2.35% 6/15/20 #		530,000	521,654
Lamar Media
5.375% 1/15/24		415,000	417,075
Level 3 Financing
5.375% 5/1/25		551,000	517,940
Myriad International Holdings
144A 4.85% 7/6/27 #		570,000	548,147
NBCUniversal Media
5.15% 4/30/20		900,000	924,007
Netflix 144A
5.875% 11/15/28 #		420,000	410,311
SBA Tower Trust 144A
2.898% 10/15/19 #		600,000	596,473

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Communications (continued)
Sirius XM Radio
144A 5.00% 8/1/27 #		100,000	$91,750
144A 5.375% 4/15/25 #		287,000	273,009
Sprint
7.125% 6/15/24		185,000	183,809
7.625% 3/1/26		200,000	198,000
7.875% 9/15/23		916,000	942,335
Sprint Capital 6.90% 5/1/19		2,600,000	2,622,750
Sprint Communications
144A 7.00% 3/1/20 #		400,000	411,000
7.00% 8/15/20		260,000	266,838
Sprint Spectrum 144A
4.738% 3/20/25 #		1,465,000	1,441,194
Telecom Italia 144A
5.303% 5/30/24 #		200,000	190,750
Telefonica Emisiones
4.895% 3/6/48		1,165,000	1,033,335
TELUS 4.60% 11/16/48		210,000	210,534
Tencent Holdings 144A
2.985% 1/19/23 #		530,000	515,338
Time Warner Cable
7.30% 7/1/38		2,120,000	2,306,535
Time Warner Entertainment
8.375% 3/15/23		1,415,000	1,615,632
T-Mobile USA
6.50% 1/15/26		400,000	409,000
Tribune Media
5.875% 7/15/22		233,000	235,330
Unitymedia 144A
6.125% 1/15/25 #		215,000	217,129
UPCB Finance IV 144A
5.375% 1/15/25 #		488,000	457,559
Verizon Communications
3.25% 2/17/26	EUR	323,000	416,340
3.376% 2/15/25		2,691,000	2,614,367
3.716% (LIBOR03M +
1.10%) 5/15/25 ●		4,375,000	4,245,687
4.125% 3/16/27		1,500,000	1,504,563
4.329% 9/21/28		4,132,000	4,159,723
4.50% 8/17/27	AUD	900,000	653,628
4.50% 8/10/33		2,290,000	2,268,299
Viacom 4.375% 3/15/43		1,875,000	1,493,273
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		505,000	464,600
Vodafone Group
3.426% (LIBOR03M +
0.99%) 1/16/24 ●		785,000	766,284
3.75% 1/16/24		2,360,000	2,328,574
VTR Finance 144A
6.875% 1/15/24 #		631,000	633,366
Warner Media
3.875% 1/15/26		535,000	511,994
4.85% 7/15/45		905,000	812,653
Zayo Group
144A 5.75% 1/15/27 #		405,000	362,475
6.375% 5/15/25		110,000	102,713
			79,022,508
Consumer Cyclical – 2.09%
Allison Transmission 144A
5.00% 10/1/24 #		380,000	366,225
AMC Entertainment Holdings
6.125% 5/15/27		405,000	348,300
Aramark Services 144A
5.00% 2/1/28 #		330,000	308,550
Best Buy 4.45% 10/1/28		1,530,000	1,463,072
BMW US Capital
144A 1.50% 4/11/19 #		500,000	498,095
144A 3.118% (LIBOR03M
+ 0.50%) 8/13/21 #●		500,000	495,430
Boyd Gaming
6.375% 4/1/26		280,000	271,950
Daimler Finance North
America
144A 3.35% 2/22/23 #		775,000	764,822
144A 3.422% (LIBOR03M
+ 0.84%) 5/4/23 #●		1,200,000	1,188,302
Dollar Tree
3.70% 5/15/23		2,095,000	2,050,703
4.00% 5/15/25		1,585,000	1,526,519
DR Horton
3.75% 3/1/19		200,000	199,992
4.00% 2/15/20		400,000	400,816
Ford Motor Credit
1.897% 8/12/19		1,000,000	990,322
3.20% 1/15/21		4,200,000	4,071,507
3.754% (LIBOR03M +
0.93%) 9/24/20 ●		1,900,000	1,866,439
4.083% (LIBOR03M +
1.27%) 3/28/22 ●		400,000	382,383
4.14% 2/15/23		2,420,000	2,302,245
5.75% 2/1/21		700,000	714,252
General Motors
6.75% 4/1/46		245,000	238,157
General Motors Financial
3.258% (LIBOR03M +
0.85%) 4/9/21 ●		500,000	488,778
3.45% 1/14/22		385,000	373,324
3.55% 4/9/21		700,000	690,655

20 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
4.35% 4/9/25		1,530,000	$1,451,695
4.375% 9/25/21		1,000,000	1,004,690
5.25% 3/1/26		1,765,000	1,730,067
GLP Capital 5.30% 1/15/29		485,000	476,163
Hilton Domestic Operating
144A 5.125% 5/1/26 #		1,000,000	962,500
Home Depot
3.90% 12/6/28		830,000	851,692
4.50% 12/6/48		345,000	358,014
Hyundai Capital America
144A 2.55% 2/6/19 #		715,000	714,605
JD.com 3.125% 4/29/21		930,000	900,245
KFC Holding 144A
5.25% 6/1/26 #		393,000	381,222
Lennar 5.875% 11/15/24		85,000	85,319
Levi Strauss & Co.
5.00% 5/1/25		223,000	219,097
Live Nation Entertainment
144A 5.625% 3/15/26 #		465,000	455,700
Lowe’s
3.187% (LIBOR03M +
0.42%) 9/10/19 ●		520,000	519,509
4.05% 5/3/47		170,000	147,063
Marriott International
4.15% 12/1/23		540,000	541,462
4.50% 10/1/34		160,000	153,187
McDonald’s 2.939%
(LIBOR03M + 0.43%)
10/28/21 ●		2,600,000	2,583,035
MGM Resorts International
5.25% 3/31/20		200,000	201,000
5.75% 6/15/25		620,000	601,400
6.625% 12/15/21		300,000	308,250
6.75% 10/1/20		700,000	721,000
Nissan Motor Acceptance
144A 2.15% 9/28/20 #		500,000	485,901
Penn National Gaming 144A
5.625% 1/15/27 #		505,000	453,237
Penske Automotive Group
5.50% 5/15/26		480,000	448,200
Royal Caribbean Cruises
3.70% 3/15/28		1,440,000	1,327,672
Sands China
144A 4.60% 8/8/23 #		300,000	298,766
144A 5.125% 8/8/25 #		470,000	466,232
144A 5.40% 8/8/28 #		1,800,000	1,742,596
Schaeffler Finance 144A
4.75% 5/15/23 #		200,000	192,500
Scientific Games International
10.00% 12/1/22		575,000	584,338
Toyota Motor
3.419% 7/20/23		375,000	375,555
Toyota Motor Credit 3.04%
(LIBOR03M + 0.40%)
5/17/22 ●		4,000,000	3,957,549
Wolverine World Wide 144A
5.00% 9/1/26 #		400,000	371,000
ZF North America Capital
144A 4.00% 4/29/20 #		250,000	248,911
			48,320,210
Consumer Non-Cyclical – 3.51%
Abbott Laboratories
2.90% 11/30/21		1,045,000	1,035,325
AbbVie
2.30% 5/14/21		1,200,000	1,172,509
2.85% 5/14/23		900,000	868,049
3.20% 5/14/26		500,000	464,373
4.25% 11/14/28		1,345,000	1,309,135
Adani Abbot Point Terminal
144A 4.45% 12/15/22 #		1,500,000	1,336,171
Air Medical Group Holdings
144A 6.375% 5/15/23 #		87,000	73,950
Allergan Finance
3.25% 10/1/22		300,000	293,557
Allergan Funding
3.00% 3/12/20		1,400,000	1,394,829
3.45% 3/15/22		1,000,000	985,395
Amgen 4.00% 9/13/29	GBP	216,000	301,349
Anheuser-Busch 144A
3.65% 2/1/26 #		1,750,000	1,655,693
Anheuser-Busch InBev
Finance
2.65% 2/1/21		379,000	372,708
2.941% (LIBOR03M +
0.40%) 2/1/19 ●		490,000	489,933
Anheuser-Busch InBev
Worldwide 3.165%
(LIBOR03M + 0.74%)
1/12/24 ●		800,000	777,093
Archer-Daniels-Midland
4.50% 3/15/49		545,000	560,809
AstraZeneca
3.50% 8/17/23		955,000	950,936
4.00% 1/17/29		1,305,000	1,288,061
Atento Luxco 1 144A
6.125% 8/10/22 #		740,000	717,800

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
BAT Capital
2.297% 8/14/20	830,000	$810,538
2.764% 8/15/22	615,000	581,406
3.222% 8/15/24	3,425,000	3,158,271
BAT International Finance
144A 2.75% 6/15/20 #	700,000	687,932
Bausch Health 144A
5.50% 11/1/25 #	190,000	177,887
Bayer US Finance II
144A 3.50% 6/25/21 #	1,010,000	1,003,400
144A 4.25% 12/15/25 #	500,000	487,580
144A 4.375% 12/15/28 #	2,690,000	2,574,977
Becton Dickinson
3.363% 6/6/24	2,000,000	1,923,163
Boston Scientific
2.85% 5/15/20	600,000	596,203
3.375% 5/15/22	800,000	795,451
Bunge Finance
4.35% 3/15/24	2,260,000	2,222,963
Campbell Soup
3.65% 3/15/23	1,525,000	1,488,532
Cardinal Health
1.948% 6/14/19	1,200,000	1,193,958
Central Nippon Expressway
2.079% 11/5/19	1,200,000	1,189,302
Charles River Laboratories
International 144A
5.50% 4/1/26 #	360,000	355,500
Cigna
144A 3.326% (LIBOR03M
+ 0.89%) 7/15/23 #●	1,475,000	1,453,427
144A 4.125% 11/15/25 #	3,540,000	3,541,905
Conagra Brands
4.30% 5/1/24	2,105,000	2,094,615
4.60% 11/1/25	2,455,000	2,467,380
5.30% 11/1/38	570,000	540,798
Cott Holdings 144A
5.50% 4/1/25 #	260,000	246,025
CVS Health
2.125% 6/1/21	450,000	435,574
3.35% 3/9/21	500,000	498,590
3.397% (LIBOR03M +
0.63%) 3/9/20 ●	1,400,000	1,397,700
4.30% 3/25/28	4,985,000	4,890,442
CVS Pass Through Trust 144A
5.773% 1/10/33 #◆	77,823	81,908
DaVita 5.00% 5/1/25	246,000	224,167
Encompass Health
5.75% 11/1/24	513,000	509,794
Encompass Health
5.75% 9/15/25	270,000	264,600
Equifax 3.486% (LIBOR03M
+ 0.87%) 8/15/21 ●	700,000	692,294
General Mills
3.70% 10/17/23	1,100,000	1,094,700
HCA
5.375% 2/1/25	500,000	488,750
5.875% 2/15/26	595,000	593,513
7.58% 9/15/25	30,000	31,950
HD Supply 144A
5.375% 10/15/26 #	475,000	462,455
Hill-Rom Holdings 144A
5.75% 9/1/23 #	325,000	326,219
Imperial Brands Finance
144A 2.95% 7/21/20 #	700,000	689,691
144A 3.75% 7/21/22 #	470,000	466,576
JBS Investments 144A
7.25% 4/3/24 #	465,000	470,468
JBS USA
144A 5.75% 6/15/25 #	225,000	215,719
144A 5.875% 7/15/24 #	320,000	314,800
144A 6.75% 2/15/28 #	490,000	479,587
KAR Auction Services 144A
5.125% 6/1/25 #	290,000	263,175
Kernel Holding 144A
8.75% 1/31/22 #	890,000	855,813
Kraft Heinz Foods 3.438%
(LIBOR03M + 0.82%)
8/10/22 ●	300,000	296,506
Marfrig Holdings Europe
144A 8.00% 6/8/23 #	935,000	940,844
MHP
144A 6.95% 4/3/26 #	455,000	393,393
144A 7.75% 5/10/24 #	520,000	484,109
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	330,000	308,550
Mylan 144A
4.55% 4/15/28 #	705,000	658,678
Nestle Holdings 144A
4.00% 9/24/48 #	890,000	876,428
New York and Presbyterian
Hospital 4.063% 8/1/56	690,000	669,176
Pernod Ricard 144A
4.45% 1/15/22 #	1,410,000	1,439,088
Pilgrim’s Pride 144A
5.75% 3/15/25 #	365,000	344,013
Post Holdings 144A
5.75% 3/1/27 #	325,000	306,313

22 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Prime Security Services
Borrower 144A
9.25% 5/15/23 #		220,000	$227,425
Rede D’or Finance 144A
4.95% 1/17/28 #		945,000	837,506
Reynolds American
4.00% 6/12/22		900,000	890,965
Shire Acquisitions Investments
Ireland 2.875% 9/23/23		300,000	283,885
Takeda Pharmaceutical 144A
4.40% 11/26/23 #		1,935,000	1,958,173
Tenet Healthcare
5.125% 5/1/25		515,000	481,525
Teva Pharmaceutical Finance
Netherlands II
1.125% 10/15/24	EUR	300,000	290,448
Teva Pharmaceutical Finance
Netherlands III
6.00% 4/15/24		2,250,000	2,172,710
6.75% 3/1/28		720,000	699,174
Tyson Foods 2.65% 8/15/19		1,500,000	1,492,482
UnitedHealth Group
3.50% 2/15/24		585,000	589,114
3.70% 12/15/25		390,000	394,440
Universal Health Services
144A 5.00% 6/1/26 #		210,000	204,750
WellCare Health Plans 144A
5.375% 8/15/26 #		745,000	720,787
Zimmer Biomet Holdings
3.15% 4/1/22		300,000	293,523
4.625% 11/30/19		1,270,000	1,285,061
			80,926,439
Energy – 3.20%
Abu Dhabi Crude Oil Pipeline
144A 4.60% 11/2/47 #		780,000	763,616
Alta Mesa Holdings
7.875% 12/15/24		460,000	287,500
BP Capital Markets America
3.796% 9/21/25		1,900,000	1,911,659
Cheniere Corpus Christi
Holdings 5.875% 3/31/25		495,000	493,762
Cheniere Energy Partners
5.25% 10/1/25		190,000	177,887
Chesapeake Energy
8.00% 1/15/25		275,000	244,062
Chevron 3.268% (LIBOR03M
+ 0.53%) 3/3/22 ●		575,000	576,752
ConocoPhillips 3.516%
(LIBOR03M + 0.90%)
5/15/22 ●		575,000	581,268
Crestwood Midstream
Partners 5.75% 4/1/25		405,000	377,663
Diamond Offshore Drilling
7.875% 8/15/25		290,000	242,150
Ecopetrol 5.875% 9/18/23		30,000	31,350
Enable Midstream Partners
4.95% 5/15/28		700,000	664,233
Enbridge
2.814% (LIBOR03M +
0.40%) 1/10/20 ●		3,750,000	3,738,190
3.488% (LIBOR03M +
0.70%) 6/15/20 ●		2,050,000	2,043,341
6.00% 1/15/77 µ		555,000	501,746
6.25% 3/1/78 µ		420,000	379,029
Enbridge Energy Partners
4.375% 10/15/20		230,000	232,740
5.20% 3/15/20		655,000	669,112
5.50% 9/15/40		380,000	395,101
Energy Transfer Operating
6.625%µψ		1,235,000	1,021,191
9.70% 3/15/19		694,000	702,281
Energy Transfer Partners
5.00% 10/1/22		1,500,000	1,531,948
5.75% 9/1/20		400,000	410,611
Ensco 7.75% 2/1/26		290,000	216,050
Enterprise Products Operating
4.80% 2/1/49		350,000	341,813
Exxon Mobil 3.109%
(LIBOR03M + 0.37%)
3/6/22 ●		1,125,000	1,124,675
Florida Gas Transmission
144A 7.90% 5/15/19 #		320,000	324,838
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #		1,065,000	1,018,373
Genesis Energy
6.75% 8/1/22		285,000	279,300
Geopark 144A
6.50% 9/21/24 #		655,000	608,331
Gulfport Energy
6.625% 5/1/23		245,000	232,750
KazMunayGas National 144A
6.375% 10/24/48 #		730,000	736,753
Kinder Morgan
5.20% 3/1/48		1,460,000	1,402,482
Kinder Morgan Energy
Partners
5.00% 10/1/21		620,000	637,831
6.85% 2/15/20		2,000,000	2,071,371
9.00% 2/1/19		2,200,000	2,209,535

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Laredo Petroleum
6.25% 3/15/23	285,000	$257,213
Marathon Oil
2.80% 11/1/22	115,000	108,103
4.40% 7/15/27	1,945,000	1,852,386
MPLX
4.80% 2/15/29	805,000	805,112
4.875% 12/1/24	2,620,000	2,670,058
5.50% 2/15/49	835,000	816,196
Murphy Oil 6.875% 8/15/24	770,000	767,711
Murphy Oil USA
5.625% 5/1/27	190,000	183,350
6.00% 8/15/23	425,000	428,719
Nabors Industries
5.75% 2/1/25	315,000	239,354
Noble Energy
3.85% 1/15/28	1,100,000	997,747
3.90% 11/15/24	160,000	155,177
4.95% 8/15/47	865,000	752,009
5.05% 11/15/44	250,000	216,323
NuStar Logistics
5.625% 4/28/27	285,000	266,831
Oasis Petroleum 144A
6.25% 5/1/26 #	260,000	219,050
ONEOK 7.50% 9/1/23	2,035,000	2,314,396
Pertamina Persero 144A
4.875% 5/3/22 #	525,000	532,160
Petrobras Global Finance
5.999% 1/27/28	5,191,000	4,900,356
6.125% 1/17/22	170,000	174,887
6.85% 6/5/15	1,700,000	1,525,325
7.25% 3/17/44	600,000	593,181
7.375% 1/17/27	385,000	396,357
Petroleos Mexicanos
6.421% (LIBOR03M +
3.65%) 3/11/22 ●	110,000	110,550
6.50% 3/13/27	390,000	367,575
6.75% 9/21/47	115,000	95,380
Precision Drilling
144A 7.125% 1/15/26 #	165,000	142,725
7.75% 12/15/23	235,000	217,669
QEP Resources
5.25% 5/1/23	475,000	422,750
Rio Oil Finance Trust
Series 2014-1
9.25% 7/6/24	162,586	174,171
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,513,444
Sabine Pass Liquefaction
5.75% 5/15/24	7,515,000	7,885,221
5.875% 6/30/26	940,000	997,151
6.25% 3/15/22	400,000	420,862
Shell International Finance
3.068% (LIBOR03M +
0.45%) 5/11/20 ●	595,000	595,915
4.375% 5/11/45	151,000	155,783
Sinopec Group Overseas
Development 2015
2.50% 4/28/20	1,200,000	1,185,559
Southwestern Energy
7.75% 10/1/27	195,000	186,225
Spectra Energy Partners
3.451% (LIBOR03M +
0.70%) 6/5/20 ●	500,000	497,007
Summit Midstream Holdings
5.75% 4/15/25	210,000	194,250
Targa Resources Partners
5.375% 2/1/27	340,000	320,450
Tecpetrol 144A
4.875% 12/12/22 #	1,340,000	1,239,500
TransCanada PipeLines
5.10% 3/15/49	610,000	608,773
Transcanada Trust
5.875% 8/15/76 µ	560,000	528,136
Transcontinental Gas Pipe
Line 4.60% 3/15/48	470,000	441,774
Transocean 144A
9.00% 7/15/23 #	70,000	69,913
Transocean Proteus 144A
6.25% 12/1/24 #	260,000	250,250
Transportadora de Gas del Sur
144A 6.75% 5/2/25 #	520,000	474,505
Tullow Oil 144A
7.00% 3/1/25 #	960,000	895,200
Whiting Petroleum
6.625% 1/15/26	170,000	146,625
Williams
3.75% 6/15/27	435,000	413,161
4.55% 6/24/24	605,000	611,537
4.85% 3/1/48	795,000	726,510
Woodside Finance
144A 3.70% 9/15/26 #	400,000	369,388
144A 4.60% 5/10/21 #	400,000	404,942
YPF
144A 7.00% 12/15/47 #	470,000	338,400
144A 51.00% (BADLARPP
+ 4.00%) 7/7/20 #●	1,205,000	489,712
		73,844,308

24 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Finance Companies – 1.41%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	810,000	$789,750
AerCap Ireland Capital
3.65% 7/21/27	1,990,000	1,727,758
4.45% 10/1/25	1,200,000	1,141,355
4.625% 10/30/20	1,000,000	1,007,224
4.625% 7/1/22	1,100,000	1,104,651
Air Lease
3.00% 9/15/23	1,135,000	1,066,867
3.625% 4/1/27	715,000	640,944
Aviation Capital Group
144A 3.50% 11/1/27 #	195,000	176,577
144A 4.375% 1/30/24 #	1,730,000	1,734,068
144A 4.875% 10/1/25 #	1,090,000	1,090,694
144A 6.75% 4/6/21 #	500,000	530,871
BOC Aviation
144A 2.375% 9/15/21 #	910,000	878,003
2.375% 9/15/21	600,000	578,903
3.00% 5/23/22	300,000	292,180
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #◆	148,870	155,511
CPPIB Capital 144A
3.125% 9/25/23 #	775,000	786,859
DAE Funding
144A 5.25% 11/15/21 #	875,000	862,969
144A 5.75% 11/15/23 #	275,000	272,937
GATX 3.302% (LIBOR03M +
0.72%) 11/5/21 ●	2,100,000	2,079,216
GE Capital International
Funding Unlimited
2.342% 11/15/20	251,000	242,329
4.418% 11/15/35	735,000	620,101
Goodman HK Finance
4.375% 6/19/24	550,000	552,715
Intercontinental Exchange
3.45% 9/21/23	1,225,000	1,230,952
3.75% 9/21/28	3,345,000	3,350,713
4.25% 9/21/48	250,000	246,558
International Lease Finance
6.25% 5/15/19	200,000	201,788
8.625% 1/15/22	1,455,000	1,618,626
LeasePlan 144A
2.875% 1/22/19 #	1,600,000	1,599,425
Navient
4.875% 6/17/19	276,000	275,137
8.00% 3/25/20	200,000	203,720
NFP 144A 6.875% 7/15/25 #	964,000	867,600
ORIX 3.20% 1/19/22	500,000	493,175
SMBC Aviation Capital
Finance 144A
3.00% 7/15/22 #	400,000	388,215
Springleaf Finance
6.00% 6/1/20	100,000	100,625
8.25% 12/15/20	2,600,000	2,697,500
Temasek Financial I 144A
2.375% 1/23/23 #	560,000	542,802
Waha Aerospace
3.925% 7/28/20	420,000	421,762
		32,571,080
Insurance – 0.75%
Acrisure 144A
7.00% 11/15/25 #	380,000	325,850
AIA Group 144A
3.90% 4/6/28 #	1,000,000	1,003,811
Ambac Assurance 144A
5.10% 6/7/20 #	40,315	53,821
Ambac LSNI 144A 7.803%
(LIBOR03M + 5.00%)
2/12/23 #●	130,660	131,313
AssuredPartners 144A
7.00% 8/15/25 #	553,000	501,173
Athene Global Funding 144A
4.038% (LIBOR03M +
1.23%) 7/1/22 #●	700,000	703,304
AXA Equitable Holdings
144A 4.35% 4/20/28 #	365,000	345,778
144A 5.00% 4/20/48 #	1,055,000	929,077
Brighthouse Financial
3.70% 6/22/27	615,000	520,856
4.70% 6/22/47	1,020,000	762,928
HUB International 144A
7.00% 5/1/26 #	90,000	81,900
Liberty Mutual Group 144A
4.95% 5/1/22 #	320,000	330,165
MetLife 144A
9.25% 4/8/38 #	1,100,000	1,391,500
MetLife Capital Trust IV 144A
7.875% 12/15/37 #	300,000	341,250
Nationstar Mortgage Holdings
144A 8.125% 7/15/23 #	2,000,000	1,955,000
Nuveen Finance 144A
4.125% 11/1/24 #	770,000	785,267
Progressive 4.00% 3/1/29	985,000	1,015,277
Prudential Financial
5.375% 5/15/45 µ	765,000	718,794
USIS Merger Sub 144A
6.875% 5/1/25 #	1,338,000	1,232,913
(continues)     NQ-OPTFI [12/18] 2/19 (738396) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
Voya Financial
4.70% 1/23/48 µ	795,000	$627,152
Willis North America
3.60% 5/15/24	370,000	361,663
4.50% 9/15/28	1,990,000	1,979,451
XLIT
4.894% (LIBOR03M +
2.458%)ψ●	510,000	477,146
5.50% 3/31/45	725,000	753,252
		17,328,641
Natural Gas – 0.04%
AmeriGas Partners
5.875% 8/20/26	300,000	275,250
KazTransGas 144A
4.375% 9/26/27 #	630,000	586,160
		861,410
Real Estate – 0.01%
WeWork 144A
7.875% 5/1/25 #	245,000	218,663
		218,663
Real Estate Investment Trusts – 0.77%
American Tower
5.05% 9/1/20	500,000	512,095
American Tower Trust I 144A
3.07% 3/15/23 #	1,285,000	1,266,266
Corporate Office Properties
3.60% 5/15/23	690,000	670,177
5.25% 2/15/24	670,000	695,294
Crown Castle International
3.80% 2/15/28	2,115,000	1,988,663
5.25% 1/15/23	1,325,000	1,377,082
CubeSmart 3.125% 9/1/26	670,000	615,775
Digital Realty Trust
3.40% 10/1/20	2,100,000	2,093,791
Equinix 5.375% 5/15/27	350,000	343,000
ESH Hospitality 144A
5.25% 5/1/25 #	395,000	368,337
GEO Group
5.125% 4/1/23	140,000	126,525
6.00% 4/15/26	85,000	74,906
Growthpoint Properties
International 144A
5.872% 5/2/23 #	610,000	611,525
Hospitality Properties Trust
4.50% 3/15/25	870,000	848,834
Host Hotels & Resorts
3.75% 10/15/23	1,110,000	1,089,847
3.875% 4/1/24	250,000	246,900
4.50% 2/1/26	45,000	44,785
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	380,000	347,700
Kilroy Realty
3.45% 12/15/24	720,000	696,564
Life Storage 3.50% 7/1/26	695,000	652,915
SBA Communications
4.875% 9/1/24	645,000	608,719
WEA Finance 144A
3.25% 10/5/20 #	1,800,000	1,797,625
WP Carey 4.60% 4/1/24	695,000	706,081
		17,783,406
Technology – 1.08%
Analog Devices
2.95% 1/12/21	575,000	570,216
Apple
2.965% (LIBOR03M +
0.35%) 5/11/22 ●	1,040,000	1,037,206
3.101% (LIBOR03M +
0.50%) 2/9/22 ●	180,000	179,982
Broadcom
3.00% 1/15/22	1,400,000	1,347,289
3.50% 1/15/28	895,000	777,349
CDK Global
4.875% 6/1/27	305,000	284,413
5.00% 10/15/24	1,015,000	997,237
5.875% 6/15/26	400,000	402,120
CDW Finance 5.00% 9/1/25	360,000	346,050
Cisco Systems 3.238%
(LIBOR03M + 0.50%)
3/1/19 ●	650,000	650,406
CommScope Technologies
144A 5.00% 3/15/27 #	675,000	548,437
Dell International
4.42% 6/15/21	1,600,000	1,598,278
144A 4.42% 6/15/21 #	300,000	299,864
144A 5.45% 6/15/23 #	600,000	611,128
144A 6.02% 6/15/26 #	745,000	749,790
144A 8.10% 7/15/36 #	15,000	16,224
EMC 2.65% 6/1/20	1,900,000	1,825,149
First Data 144A
5.75% 1/15/24 #	610,000	598,007
Fiserv 3.80% 10/1/23	510,000	513,688
Genesys Telecommunications
Laboratories 144A
10.00% 11/30/24 #	20,000	21,000
Infor US 6.50% 5/15/22	70,000	67,963

26 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology (continued)
International Business
Machines
1.625% 5/15/20	440,000	$431,333
Marvell Technology Group
4.875% 6/22/28	1,340,000	1,308,773
Microchip Technology
144A 3.922% 6/1/21 #	395,000	392,043
144A 4.333% 6/1/23 #	2,685,000	2,621,428
MSCI 144A
5.375% 5/15/27 #	245,000	240,406
NXP
144A 4.625% 6/1/23 #	1,575,000	1,547,437
144A 4.875% 3/1/24 #	355,000	357,002
144A 5.35% 3/1/26 #	35,000	35,639
144A 5.55% 12/1/28 #	320,000	328,253
Oracle
2.50% 5/15/22	1,200,000	1,175,129
2.92% (LIBOR03M +
0.51%) 10/8/19 ●	940,000	941,609
Symantec 4.20% 9/15/20	2,000,000	1,982,504
		24,803,352
Transportation – 0.72%
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ◆	259,523	265,038
American Airlines 2016-3
Class AA Pass Through
Trust 3.00% 10/15/28 ◆	1,198,825	1,136,324
Ashtead Capital 144A
5.25% 8/1/26 #	400,000	388,000
Avis Budget Car Rental 144A
6.375% 4/1/24 #	165,000	158,400
Burlington Northern Santa Fe
4.15% 12/15/48	2,220,000	2,170,682
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ◆	529,694	544,155
Delta Air Lines
3.625% 3/15/22	500,000	489,638
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ◆	221,948	238,306
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #◆	1,000,209	1,039,258
FedEx 4.05% 2/15/48	1,760,000	1,482,185
Kansas City Southern
3.00% 5/15/23	500,000	489,575
Latam Airlines 2015-1 Pass
Through Trust Class A
4.20% 11/15/27 ◆	420,707	407,034
Norfolk Southern
3.80% 8/1/28	870,000	872,508
Penske Truck Leasing
144A 3.30% 4/1/21 #	435,000	432,263
144A 3.95% 3/10/25 #	1,000,000	981,370
144A 4.20% 4/1/27 #	590,000	578,286
Union Pacific 3.50% 6/8/23	670,000	671,905
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ◆	281,944	281,636
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ◆	539,071	528,260
United Parcel Service
5.125% 4/1/19	2,210,000	2,221,914
United Rentals North America
5.50% 5/15/27	285,000	265,050
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ◆	457,351	474,722
XPO Logistics 144A
6.125% 9/1/23 #	478,000	461,868
		16,578,377
Utilities – 3.20%
Aegea Finance 144A
5.75% 10/10/24 #	785,000	751,645
AEP Texas 2.40% 10/1/22	745,000	723,063
AES Andres 144A
7.95% 5/11/26 #	840,000	852,600
AES Gener
144A 5.25% 8/15/21 #	20,000	20,444
144A
8.375% 12/18/73 #µ	735,000	736,235
American Electric Power
2.15% 11/13/20	300,000	294,091
American Transmission
Systems 144A
5.25% 1/15/22 #	2,445,000	2,571,017
Atlantic City Electric
4.00% 10/15/28	590,000	607,964
Ausgrid Finance
144A 3.85% 5/1/23 #	1,550,000	1,547,994
144A 4.35% 8/1/28 #	735,000	734,443
Avangrid 3.15% 12/1/24	305,000	294,746
Berkshire Hathaway Energy
3.75% 11/15/23	1,145,000	1,161,921

(continues)    NQ-OPTFI [12/18] 2/19 (738396) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Utilities (continued)
Calpine
144A 5.25% 6/1/26 #		86,000	$78,797
5.75% 1/15/25		320,000	293,600
CenterPoint Energy
3.85% 2/1/24		1,635,000	1,644,680
4.25% 11/1/28		1,015,000	1,031,194
6.125%µψ		1,060,000	1,034,825
Cleveland Electric Illuminating
5.50% 8/15/24		515,000	551,086
ComEd Financing III
6.35% 3/15/33		680,000	705,527
Consolidated Edison of New
York 3.222% (LIBOR03M
+ 0.40%) 6/25/21 ●		500,000	495,249
Consumers Energy
3.80% 11/15/28		2,410,000	2,470,737
4.35% 4/15/49		400,000	417,108
Dominion Energy
2.00% 8/15/21		280,000	269,200
DTE Energy 3.30% 6/15/22		715,000	710,048
Duke Energy
1.80% 9/1/21		770,000	737,451
144A 3.114% (LIBOR03M
+ 0.50%) 5/14/21 #●		3,300,000	3,285,420
Duke Energy Carolinas
3.95% 11/15/28		995,000	1,021,054
Electricite de France
144A 4.50% 9/21/28 #		1,195,000	1,160,291
144A 5.00% 9/21/48 #		855,000	760,256
Emera 6.75% 6/15/76 µ		1,365,000	1,374,446
Enel 144A 8.75% 9/24/73 #µ		1,205,000	1,235,125
Enel Finance International
144A 2.875% 5/25/22 #		1,100,000	1,037,202
144A 3.625% 5/25/27 #		1,340,000	1,184,810
144A 4.625% 9/14/25 #		265,000	254,735
Engie Energia Chile 144A
4.50% 1/29/25 #		200,000	193,551
Entergy Arkansas
3.75% 2/15/21		200,000	201,970
Entergy Louisiana
4.00% 3/15/33		95,000	96,331
4.05% 9/1/23		1,555,000	1,595,779
4.95% 1/15/45		235,000	240,475
Eskom Holdings SOC 144A
6.35% 8/10/28 #		630,000	608,540
Evergy 4.85% 6/1/21		545,000	559,418
Exelon
2.45% 4/15/21		200,000	195,708
3.497% 6/1/22		1,075,000	1,051,270
3.95% 6/15/25		670,000	663,544
FirstEnergy 2.85% 7/15/22		200,000	195,078
Fortis 2.10% 10/4/21		325,000	312,637
Interstate Power & Light
4.10% 9/26/28		3,485,000	3,570,498
Israel Electric 144A
5.00% 11/12/24 #		425,000	429,157
ITC Holdings
2.70% 11/15/22		330,000	319,243
Jersey Central Power & Light
7.35% 2/1/19		1,000,000	1,003,072
Kallpa Generacion 144A
4.125% 8/16/27 #		870,000	806,934
Kansas City Power & Light
3.65% 8/15/25		1,350,000	1,344,553
LG&E & KU Energy
3.75% 11/15/20		165,000	165,670
4.375% 10/1/21		1,555,000	1,581,112
Mississippi Power
3.95% 3/30/28		795,000	786,528
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 µ		1,195,000	1,146,710
5.25% 4/20/46 µ		865,000	859,044
Nevada Power
2.75% 4/15/20		970,000	967,855
New York State Electric & Gas
144A 3.25% 12/1/26 #		1,015,000	985,739
Newfoundland & Labrador
Hydro 3.60% 12/1/45	CAD	100,000	74,530
NextEra Energy Capital
Holdings 2.70% 9/15/19		450,000	447,627
NiSource 144A 5.65%#µψ		875,000	814,844
NV Energy 6.25% 11/15/20		935,000	982,606
Oglethorpe Power 144A
5.05% 10/1/48 #		2,220,000	2,230,032
Pacific Gas & Electric
3.95% 12/1/47		275,000	210,525
Pedernales Electric
Cooperative (MBIA) 144A
6.202% 11/15/32 #		620,000	738,868
Pennsylvania Electric
5.20% 4/1/20		280,000	287,052
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		300,000	278,307
144A 5.25% 5/15/47 #		410,000	369,205
PSEG Power 3.85% 6/1/23		1,005,000	1,006,770

28 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Public Service Co. of
Oklahoma 5.15% 12/1/19	645,000	$657,021
Puget Energy
6.50% 12/15/20	3,800,000	4,015,604
Sempra Energy
2.90% 2/1/23	195,000	189,651
3.238% (LIBOR03M +
0.45%) 3/15/21 ●	2,050,000	2,008,872
3.80% 2/1/38	675,000	582,014
Southern 144A 3.104%
(LIBOR03M + 0.49%)
2/14/20 #●	2,000,000	1,996,928
Southern Power 144A
3.342% (LIBOR03M +
0.55%) 12/20/20 #●	1,700,000	1,679,506
Southwestern Electric Power
4.10% 9/15/28	2,415,000	2,426,953
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	525,000	523,746
Vistra Operations 144A
5.50% 9/1/26 #	380,000	367,175
		73,817,256
Total Corporate Bonds
(cost $873,789,818)		855,833,974

Municipal Bonds – 0.68%
American Municipal Power,
Ohio (Combined
Hydroelectric Projects)
Series B
8.084% 2/15/50	1,500,000	2,390,535
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47	145,000	137,936
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	395,000	567,216
(High Speed Passenger)
Series C 3.283% 4/1/47 ●	1,250,000	1,257,075
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40	1,800,000	2,304,072
(Retiree Health Care
Funding) Series B 6.899%
12/1/40	1,800,000	2,304,072
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	50,000	59,072
Municipal Electric Authority of
Georgia (Build America
Bond Plant Vogtle Units 3
& 4 Project)
6.655% 4/1/57	1,797,000	1,977,347
New Jersey Transportation
Trust Fund Authority
(Build America Bond)
Series C 5.754%
12/15/28	1,590,000	1,728,696
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	823,753
New York State Urban
Development (Build
America Bond)
5.77% 3/15/39	800,000	920,424
Oregon State Taxable Pension
5.892% 6/1/27	30,000	34,868
Pennsylvania Higher
Education Assistance
Agency Revenue
(Guaranteed Student
Loans) Series 2006-2 A3
2.838% (LIBOR03M +
0.13%) 10/25/36 ●	564,947	558,885
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	145,000	151,084
Texas Water Development
Board (2016 State Water
Implementation)
Series A 5.00% 10/15/45	130,000	146,099
Series B 5.00% 10/15/46	305,000	344,339
Total Municipal Bonds
(cost $15,760,302)		15,705,473

Non-Agency Asset-Backed Securities – 4.01%
ABFC Trust
Series 2006-HE1 A2D
2.726% (LIBOR01M +
0.22%, Floor 0.22%)
1/25/37 ●	369,716	236,274

(continues)    NQ-OPTFI [12/18] 2/19 (738396) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
American Express Credit
Account Master Trust
Series 2017-2 A 2.905%
(LIBOR01M + 0.45%)
9/16/24 ●	135,000	$135,148
Series 2017-5 A 2.835%
(LIBOR01M + 0.38%)
2/18/25 ●	1,780,000	1,779,289
Series 2017-8 A 2.575%
(LIBOR01M + 0.12%, Floor
0.12%) 5/16/22 ●	760,000	759,488
Series 2018-5 A 2.795%
(LIBOR01M + 0.34%)
12/15/25 ●	1,030,000	1,022,791
Series 2018-7 A 2.815%
(LIBOR01M + 0.36%)
2/17/26 ●	1,000,000	993,938
Series 2018-9 A 2.835%
(LIBOR01M + 0.38%)
4/15/26 ●	1,200,000	1,191,985
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
3.541% (LIBOR01M +
1.035%, Floor 0.69%)
1/25/34 ●	227,581	226,687
Argent Securities Trust
Series 2006-M1 A2C
2.656% (LIBOR01M +
0.15%, Floor 0.15%)
7/25/36 ●	1,280,551	470,251
Series 2006-W4 A2C
2.666% (LIBOR01M +
0.16%, Floor 0.16%)
5/25/36 ●	668,444	229,340
Avis Budget Rental Car
Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	565,000	563,345
Barclays Dryrock Issuance
Trust
Series 2017-1 A 2.785%
(LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 ●	2,220,000	2,220,847
Bayview Opportunity Master
Fund IIIa Trust
Series 2017-RN8 A1 144A
3.352% 11/28/32 #ϕ	54,220	53,985
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
3.511% (LIBOR01M +
1.005%, Floor 0.67%)
6/25/35 ●	1,956,862	1,947,368
Series 2007-HE2 1A2
2.676% (LIBOR01M +
0.17%, Floor 0.17%)
3/25/37 ●	222,822	303,279
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
3.559% 10/25/36 ●	177,353	122,563
BMW Floorplan Master
Owner Trust
Series 2018-1 A2 144A
2.775% (LIBOR01M +
0.32%) 5/15/23 #●	1,500,000	1,499,998
Business Jet Securities
Series 2018-2 A 144A
4.447% 6/15/33 #	904,104	913,751
CARDS II Trust
Series 2017-1A A 144A
2.825% (LIBOR01M +
0.37%) 4/18/22 #●	1,045,000	1,044,898
Carmax Auto Owner Trust
Series 2018-4 A2B 2.655%
(LIBOR01M + 0.20%)
2/15/22 ●	850,000	850,028
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	747	753
Chase Issuance Trust
Series 2014-A5 A5
2.825% (LIBOR01M +
0.37%) 4/15/21 ●	500,000	500,326
Series 2016-A3 3.005%
(LIBOR01M + 0.55%)
6/15/23 ●	500,000	502,463
Series 2017-A1 A 2.755%
(LIBOR01M + 0.30%)
1/15/22 ●	1,370,000	1,370,665
Series 2018-A1 A1
2.655% (LIBOR01M +
0.20%) 4/17/23 ●	185,000	184,430
Citibank Credit Card Issuance
Trust
Series 2016-A3 A3
2.873% (LIBOR01M +
0.49%) 12/7/23 ●	500,000	500,549

30 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance
Trust
Series 2017-A4 A4
2.603% (LIBOR01M +
0.22%) 4/7/22 ●	325,000	$325,000
Series 2017-A5 A5
3.124% (LIBOR01M +
0.62%, Floor 0.62%)
4/22/26 ●	1,045,000	1,050,374
Series 2017-A7 A7
2.757% (LIBOR01M +
0.37%) 8/8/24 ●	500,000	498,453
Series 2017-A9 A9
1.80% 9/20/21	2,065,000	2,048,377
Series 2018-A2 A2 2.80%
(LIBOR01M + 0.33%)
1/20/25 ●	515,000	511,996
Series 2018-A4 A4
2.723% (LIBOR01M +
0.34%) 6/7/25 ●	2,000,000	1,983,975
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.276% 11/25/36 ●	900,000	920,945
CNH Equipment Trust
Series 2017-A A3
2.07% 5/16/22	2,026,000	2,006,109
Countrywide Asset-Backed
Certificates
Series 2004-3 2A 2.906%
(LIBOR01M + 0.40%, Floor
0.20%) 8/25/34 ●	54,618	53,676
Series 2006-1 AF6
4.789% 7/25/36 ●	248,430	250,357
Series 2006-26 2A4
2.726% (LIBOR01M +
0.22%, Floor 0.22%)
6/25/37 ●	2,000,000	1,914,370
Series 2007-6 2A4
2.816% (LIBOR01M +
0.31%, Floor 0.31%)
9/25/37 ●	962,707	665,749
CSMC
Series 2017-1A-A
4.50% 3/1/21	141,379	141,546
CWABS Asset-Backed
Certificates Trust
Series 2005-3 MV7
4.456% (LIBOR01M +
1.95%, Floor 1.30%)
8/25/35 ●	4,200,000	4,139,462
Certificates Trust
Series 2005-7 MV3
3.086% (LIBOR01M +
0.58%, Floor 0.58%)
11/25/35 ●	193,388	193,044
Series 2006-11 1AF6
6.15% 9/25/46 ●	185,375	178,457
Series 2006-17 2A2
2.656% (LIBOR01M +
0.15%, Floor 0.15%)
3/25/47 ●	1,759,438	1,711,651
Discover Card Execution Note
Trust
Series 2017-A1 A1
2.945% (LIBOR01M +
0.49%) 7/15/24 ●	1,205,000	1,207,505
Series 2017-A7 A7
2.815% (LIBOR01M +
0.36%) 4/15/25 ●	2,625,000	2,613,734
Series 2018-A2 A2
2.785% (LIBOR01M +
0.33%) 8/15/25 ●	500,000	496,075
Series 2018-A3 A3
2.685% (LIBOR01M +
0.23%, Floor 0.23%)
12/15/23 ●	560,000	558,116
EquiFirst Mortgage Loan Trust
Series 2004-2 M7 5.506%
(LIBOR01M + 3.00%, Floor
2.00%) 10/25/34 ●	662,361	665,028
First Franklin Mortgage Loan
Trust
Series 2006-FF5 2A3
2.666% (LIBOR01M +
0.16%, Floor 0.16%)
4/25/36 ●	1,082,575	1,045,328
Ford Credit Auto Lease Trust
Series 2017-B A2B
2.615% (LIBOR01M +
0.16%) 6/15/20 ●	459,471	459,288
Ford Credit Auto Owner Trust
Series 2018-1 A 144A
3.19% 7/15/31 #	840,000	833,458
Series 2018-B A2B
2.575% (LIBOR01M +
0.12%, Floor 0.12%)
9/15/21 ●	1,145,000	1,145,045
GMF Floorplan Owner
Revolving Trust
Series 2017-1 A1 144A
2.22% 1/18/22 #	345,000	342,036

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Golden Credit Card Trust
Series 2014-2A A 144A
2.905% (LIBOR01M +
0.45%) 3/15/21 #●	420,000	$420,036
GSAMP Trust
Series 2006-FM3 A2D
2.736% (LIBOR01M +
0.23%, Floor 0.23%)
11/25/36 ●	1,036,120	622,110
Series 2007-SEA1 A 144A
2.806% (LIBOR01M +
0.30%, Floor 0.30%)
12/25/36 #●	903,795	868,273
Hardee’s Funding
Series 2018-1A A2I 144A
4.25% 6/20/48 #	648,375	655,624
Hertz Vehicle Financing
Series 2018-2A A 144A
3.65% 6/27/22 #	100,000	100,764
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	988,200	984,148
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
2.746% (LIBOR01M +
0.24%, Floor 0.24%)
4/25/37 ●	1,504,394	1,119,080
HSI Asset Securitization Trust
Series 2006-HE1 2A1
2.556% (LIBOR01M +
0.05%, Floor 0.05%)
10/25/36 ●	31,313	15,037
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
2.746% (LIBOR01M +
0.24%, Floor 0.24%)
8/25/36 ●	500,000	473,316
Long Beach Mortgage Loan
Trust
Series 2006-1 2A4
2.806% (LIBOR01M +
0.30%, Floor 0.30%)
2/25/36 ●	3,249,181	2,660,555
Series 2006-7 1A 2.661%
(LIBOR01M + 0.155%,
Floor 0.16%) 8/25/36 ●	3,105,005	1,920,916
Mercedes-Benz Master Owner
Trust
Series 2016-BA A 144A
3.155% (LIBOR01M +
0.70%, Floor 0.75%)
5/17/21 #●	1,021,000	1,023,061
Series 2018-BA A 144A
2.795% (LIBOR01M +
0.34%) 5/15/23 #●	600,000	598,339
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
2.796% (LIBOR01M +
0.29%, Floor 0.29%)
8/25/36 ●	348,778	348,744
Morgan Stanley ABS Capital I
Trust
Series 2007-HE1 A2C
2.656% (LIBOR01M +
0.15%, Floor 0.15%)
11/25/36 ●	5,211,288	3,533,938
Series 2007-HE5 A2D
2.846% (LIBOR01M +
0.34%, Floor 0.34%)
3/25/37 ●	3,544,051	1,863,461
Navistar Financial Dealer Note
Master Owner Trust II
Series 2018-1 A 144A
3.136% (LIBOR01M +
0.63%, Floor 0.63%)
9/25/23 #●	450,000	449,831
New Century Home Equity
Loan Trust
Series 2005-1 M2 3.226%
(LIBOR01M + 0.72%, Cap
12.50%, Floor 0.48%)
3/25/35 ●	233,599	223,885
New Residential Mortgage
Loan Trust
Series 2018-RPL1 A1 144A
3.50% 12/25/57 #●	391,610	389,596
Nissan Auto Lease Trust
Series 2018-A A2B
2.605% (LIBOR01M +
0.15%) 2/16/21 ●	850,000	850,115
Option One Mortgage Loan
Trust
Series 2005-1 M1 3.286%
(LIBOR01M + 0.78%, Floor
0.52%) 2/25/35 ●	2,155,252	2,077,413

32 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Option One Mortgage Loan
Trust
Series 2007-4 2A4
2.816% (LIBOR01M +
0.31%, Floor 0.31%)
4/25/37 ●	6,675,948	$4,466,750
Penarth Master Issuer
Series 2018-2A A1 144A
2.905% (LIBOR01M +
0.45%) 9/18/22 #●	1,625,000	1,623,079
PFS Financing
Series 2018-A A 144A
2.855% (LIBOR01M +
0.40%) 2/15/22 #●	445,000	444,680
Series 2018-E A 144A
2.905% (LIBOR01M +
0.45%) 10/17/22 #●	2,315,000	2,310,944
RAAC Trust
Series 2005-SP2 2A
2.806% (LIBOR01M +
0.30%, Cap 14.00%, Floor
0.30%) 6/25/44 ●	444,289	392,314
RAMP Trust
Series 2007-RZ1 A2
2.666% (LIBOR01M +
0.16%, Cap 14.00%, Floor
0.16%) 2/25/37 ●	307,092	304,681
Rise
Series 2014-1 A
4.75% 2/15/39 ●	1,548,589	1,517,617
Sofi Consumer Loan Program
Series 2017-3 A 144A
2.77% 5/25/26 #	1,024,486	1,015,390
Series 2018-1 A1 144A
2.55% 2/25/27 #	597,710	594,275
Sofi Professional Loan
Program
Series 2016-F A2 144A
3.02% 2/25/40 #	408,726	406,082
Soundview Home Loan Trust
Series 2006-WF2 A1
2.636% (LIBOR01M +
0.13%, Floor 0.13%)
12/25/36 ●	163,411	163,041
SpringCastle America Funding
Series 2016-AA A 144A
3.05% 4/25/29 #	2,133,859	2,113,265
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
3.886% (LIBOR01M +
1.38%, Floor 0.92%)
4/25/33 ●	15,778	15,484
Structured Asset Securities
Mortgage Loan Trust
Series 2006-BC1 A6
2.776% (LIBOR01M +
0.27%, Floor 0.27%)
3/25/36 ●	1,793,398	1,611,309
Tesla Auto Lease Trust
Series 2018-B A 144A
3.71% 8/20/21 #	1,025,000	1,027,473
Towd Point Mortgage Trust
Series 2017-1 A1 144A
2.75% 10/25/56 #●	282,163	275,977
Series 2017-2 A1 144A
2.75% 4/25/57 #●	151,201	147,860
Series 2017-4 M1 144A
3.25% 6/25/57 #●	615,000	576,224
Series 2018-1 A1 144A
3.00% 1/25/58 #●	267,594	262,652
Toyota Auto Receivables
Owner Trust
Series 2018-C A2B
2.575% (LIBOR01M +
0.12%) 8/16/21 ●	245,000	245,005
Trafigura Securitisation
Finance
Series 2018-1A A1 144A
3.185% (LIBOR01M +
0.73%) 3/15/22 #●	650,000	650,169
Verizon Owner Trust
Series 2017-3A A1B 144A
2.74% (LIBOR01M +
0.27%) 4/20/22 #●	2,000,000	1,999,400
VOLT LX
Series 2017-NPL7 A1 144A
3.25% 6/25/47 #~	126,080	125,468
Volvo Financial Equipment
Master Owner Trust
Series 2017-A A 144A
2.955% (LIBOR01M +
0.50%) 11/15/22 #●	1,075,000	1,077,275
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	475,200	455,403
Total Non-Agency Asset-Backed
Securities
(cost $90,669,678)		92,603,652

Non-Agency Collateralized Mortgage Obligations – 1.32%
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37 ●	1,229,115	930,045

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
ARM Mortgage Trust
Series 2004-5 3A1
4.256% 4/25/35 ●	360,333	$361,909
Series 2005-10 3A31
3.915% 1/25/36 ●	205,135	192,106
Series 2006-2 1A4
4.002% 5/25/36 ●	754,636	694,572
Banc of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	17,695	16,161
Banc of America Funding Trust
Series 2005-E 7A1 2.509%
(COF 11 + 1.43%, Floor
1.43%) 6/20/35 ●	157,977	133,241
Series 2006-I 1A1
4.281% 12/20/36 ●	235,905	241,687
Banc of America Mortgage
Trust
Series 2003-D 2A1
4.46% 5/25/33 ●	203,287	206,115
Bear Stearns ARM Trust
Series 2003-5 2A1
4.248% 8/25/33 ●	35,696	35,669
Chase Mortgage Finance Trust
Series 2005-A1 3A1
4.151% 12/25/35 ●	100,744	96,020
CHL Mortgage Pass Through
Trust
Series 2007-4 1A1 6.00%
5/25/37 ◆	1,095,195	838,975
Civic Mortgage
Series 2018-1 A1 144A
3.892% 6/25/22 #ϕ	719,116	718,158
Connecticut Avenue Securities
Trust
Series 2018-R07 1M2
144A 4.906% (LIBOR01M
+ 2.40%) 4/25/31 #●	780,000	767,198
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #	1,225,048	1,173,253
Series 2007-1 5A14
6.00% 2/25/37	249,403	213,413
Series 2007-3 4A6
2.756% (LIBOR01M +
0.25%, Cap 7.00%, Floor
0.25%) 4/25/37 ●	212,604	180,679
Series 2007-3 4A12
4.244% (6.75% minus
LIBOR01M, Cap 6.75%)
4/25/37 Σ●	212,604	25,763
Series 2007-3 4A15
5.50% 4/25/37	94,403	91,627
Flagstar Mortgage Trust
Series 2018-1 A5 144A
3.50% 3/25/48 #●	574,133	567,068
Series 2018-5 A7 144A
4.00% 9/25/48 #●	508,409	509,839
Galton Funding Mortgage
Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	411,103	409,782
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36	41,668	40,562
GSR Mortgage Loan Trust
Series 2007-AR1 2A1
4.152% 3/25/47 ●	771,920	691,167
Holmes Master Issuer
Series 2018-2A A2 144A
2.856% (LIBOR03M +
0.42%) 10/15/54 #●	1,745,000	1,740,479
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
4.305% 10/25/36 ●	445,517	408,466
Series 2006-A7 2A2
4.216% 1/25/37 ●	88,419	84,286
Series 2007-A1 6A1
4.20% 7/25/35 ●	139,437	139,787
Series 2014-2 B1 144A
3.418% 6/25/29 #●	64,907	64,515
Series 2014-2 B2 144A
3.418% 6/25/29 #●	64,907	64,125
Series 2015-4 B1 144A
3.624% 6/25/45 #●	785,668	778,654
Series 2015-4 B2 144A
3.624% 6/25/45 #●	335,795	328,732
Series 2015-5 B2 144A
3.161% 5/25/45 #●	617,788	609,533
Series 2015-6 B1 144A
3.612% 10/25/45 #●	337,711	336,025
Series 2015-6 B2 144A
3.612% 10/25/45 #●	328,584	324,644
Series 2016-4 B1 144A
3.902% 10/25/46 #●	236,417	237,106
Series 2016-4 B2 144A
3.902% 10/25/46 #●	401,908	400,840
Series 2017-1 B2 144A
3.549% 1/25/47 #●	705,687	687,576
Series 2017-2 A3 144A
3.50% 5/25/47 #●	312,772	306,803

34 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2018-3 A5 144A
3.50% 9/25/48 #●		1,344,687	$1,326,933
Series 2018-4 A15 144A
3.50% 10/25/48 #●		706,615	701,619
Series 2018-6 1A4 144A
3.50% 12/25/48 #●		456,851	453,103
	Series 2018-7FRB A2 144A
3.065% (LIBOR01M +
0.75%) 4/25/46 #●		514,199	514,194
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		1,583,163	1,028,952
Ludgate Funding
Series 2006-1X A2A
1.083% (BP0003M +
0.19%) 12/1/60 ●	GBP	1,521,445	1,821,374
Series 2008-W1X A1
1.512% (BP0003M +
0.60%) 1/1/61 ●	GBP	666,094	808,487
Mansard Mortgages Parent
Series 2007-1X A2 0.993%
(BP0003M + 0.18%)
4/15/47 ●	GBP	733,552	879,983
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		1,879	2,015
Series 2004-5 6A1
7.00% 6/25/34		32,247	33,159
MASTR ARM Trust
Series 2004-4 4A1
4.131% 5/25/34 ●		65,793	65,012
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
4.122% 2/25/34 ●		5,229	5,227
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		234,939	235,559
Reperforming Loan REMIC
Trust
Series 2006-R1 AF1 144A
2.846% (LIBOR01M +
0.34%, Cap 9.50%, Floor
0.34%) 1/25/36 #●		1,147,122	1,122,625
RFMSI Trust
Series 2004-S9 2A1
4.75% 12/25/19		9,997	9,973
Sequoia Mortgage Trust
Series 2004-5 A3 3.436%
(LIBOR06M + 0.56%, Cap
11.50%, Floor 0.28%)
6/20/34 ●		177,516	169,914
Series 2007-1 4A1
3.931% 9/20/46 ●		545,891	443,365
Series 2015-1 B2 144A
3.876% 1/25/45 #●		357,655	360,379
Series 2017-4 A1 144A
3.50% 7/25/47 #●		334,568	329,341
Series 2018-5 A4 144A
3.50% 5/25/48 #●		594,174	589,315
Series 2018-8 A4 144A
4.00% 11/25/48 #●		1,080,248	1,084,167
Structured ARM Loan Trust
Series 2006-1 7A4
3.667% 2/25/36 ●		389,169	363,000
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
2.72% (LIBOR01M +
0.25%, Cap 11.00%, Floor
0.25%) 7/19/35 ●		338,130	333,247
WaMu Mortgage Pass
Through Certificates Trust
Series 2005-AR16 1A3
4.28% 12/25/35 ◆●		412,393	411,439
Series 2007-HY1 3A3
3.485% 2/25/37 ◆●		236,953	217,673
Series 2007-HY7 4A1
3.898% 7/25/37 ◆●		466,506	426,625
Washington Mutual Mortgage
Pass Through Certificates
Trust
Series 2005-1 5A2 6.00%
3/25/35 ◆		8,354	1,138
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
4.525% 2/25/34 ●		94,614	96,880
Series 2006-2 3A1
5.75% 3/25/36		39,708	38,365
Series 2006-3 A11
5.50% 3/25/36		69,788	69,333
Series 2006-6 1A3
5.75% 5/25/36		31,316	30,201
Series 2006-AR5 2A1
4.139% 4/25/36 ●		34,211	33,761
Series 2006-AR11 A6
4.521% 8/25/36 ●		359,547	344,920

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR17 A1
4.748% 10/25/36 ●	194,342	$195,106
Series 2007-10 1A36
6.00% 7/25/37	181,644	178,307
Total Non-Agency
Collateralized Mortgage
Obligations (cost $31,668,042)		30,371,271

Non-Agency Commercial Mortgage-Backed Securities – 3.27%
BANK
Series 2017-BNK5 A5
3.39% 6/15/60	1,430,000	1,399,776
Series 2017-BNK5 B
3.896% 6/15/60 ●	605,000	593,152
Series 2017-BNK7 A5
3.435% 9/15/60	715,000	700,423
Series 2017-BNK8 A4
3.488% 11/15/50	515,000	509,605
Series 2018-BN14 A4
4.231% 9/15/60	800,000	829,524
BBCMS Mortgage Trust
Series 2018-C2 A5
4.314% 12/15/51	1,080,000	1,130,091
BBCMS Trust
Series 2015-STP A 144A
3.323% 9/10/28 #	3,500,363	3,507,210
BENCHMARK Mortgage Trust
Series 2018-B1 A5
3.666% 1/15/51 ●	110,000	110,128
Series 2018-B6 A4
4.261% 10/10/51	620,000	648,776
BX Trust
Series 2017-APPL A 144A
3.335% (LIBOR01M +
0.88%, Floor 0.88%)
7/15/34 #●	536,842	533,380
Caesars Palace Las Vegas
Trust
Series 2017-VICI A 144A
3.531% 10/15/34 #	650,000	653,851
CD Mortgage Trust
Series 2017-CD6 B
3.911% 11/13/50 ●	440,000	429,636
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	3,100,000	3,126,658
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	785,000	794,392
Series 2015-GC27 A5
3.137% 2/10/48	2,000,000	1,966,139
Series 2016-P3 A4
3.329% 4/15/49	1,305,000	1,286,426
Series 2017-C4 A4
3.471% 10/12/50	635,000	626,581
Series 2018-C5 A4
4.228% 6/10/51	3,200,000	3,348,958
COMM Mortgage Trust
Series 2013-WWP A2
144A 3.424% 3/10/31 #	1,100,000	1,117,375
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	2,259,168
Series 2015-3BP A 144A
3.178% 2/10/35 #	605,000	596,033
Series 2015-CR23 A4
3.497% 5/10/48	780,000	781,981
Commercial Mortgage Pass
Through Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ◆	1,330,000	1,345,909
DBJPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	1,170,000	1,149,298
Series 2016-C3 A5
2.89% 8/10/49	945,000	902,014
DBUBS Mortgage Trust
Series 2011-LC1A C 144A
5.698% 11/10/46 #●	600,000	626,141
GRACE Mortgage Trust
Series 2014-GRCE B 144A
3.52% 6/10/28 #	3,705,000	3,700,086
GS Mortgage Securities Corp II
Series 2018-GS10 C
4.413% 7/10/51 ●	465,000	463,018
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	375,000	383,214
Series 2015-GC32 A4
3.764% 7/10/48	1,000,000	1,014,862
Series 2016-RENT A 144A
3.203% 2/10/29 #	2,300,000	2,294,829
Series 2017-GS5 A4
3.674% 3/10/50	1,280,000	1,278,870
Series 2017-GS6 A3
3.433% 5/10/50	1,935,000	1,899,386

36 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6 XA
1.048% 5/10/50 ●		21,913,826	$1,558,446
Series 2018-GS9 A4
3.992% 3/10/51 ●		570,000	581,067
JPMBB Commercial Mortgage
Securities Trust
Series 2015-C31 A3
3.801% 8/15/48		6,677,272	6,795,735
Series 2015-C33 A4
3.77% 12/15/48		570,000	578,157
JPMDB Commercial Mortgage
Securities Trust
Series 2016-C2 A4
3.144% 6/15/49		1,640,000	1,599,046
Series 2016-C4 A3
3.141% 12/15/49		1,065,000	1,031,678
Series 2017-C7 A5
3.409% 10/15/50		1,395,000	1,370,033
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.566% 8/12/37 ●		230,000	235,313
Series 2013-LC11 B
3.499% 4/15/46		355,000	345,760
Series 2016-JP2 AS
3.056% 8/15/49		1,250,000	1,173,105
Series 2016-JP3 B
3.397% 8/15/49 ●		1,550,000	1,464,669
Series 2016-WIKI A 144A
2.798% 10/5/31 #		705,000	693,419
Series 2016-WIKI B 144A
3.201% 10/5/31 #		690,000	678,152
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		460,088	317,495
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C26 A5
3.531% 10/15/48		960,000	958,994
Series 2015-C27 ASB
3.557% 12/15/47		2,200,000	2,237,406
Series 2016-C29 A4
3.325% 5/15/49		795,000	782,445
Morgan Stanley Capital I Trust
Series 2014-CPT AM 144A
3.402% 7/13/29 #●		2,200,000	2,199,415
Series 2016-BNK2 A4
3.049% 11/15/49		2,066,000	1,986,748
Morgan Stanley Capital I Trust
Series 2018-L1 A4
4.407% 10/15/51		1,560,000	1,638,447
UBS Commercial Mortgage
Trust
Series 2018-C9 A4
4.117% 3/15/51 ●		970,000	999,112
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5 B 144A
3.649% 3/10/46 #●		480,000	474,782
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		275,000	275,296
Series 2015-C30 XA
0.926% 9/15/58 ●		6,278,011	296,027
Series 2015-NXS3 A4
3.617% 9/15/57		510,000	512,953
Series 2016-BNK1 A3
2.652% 8/15/49		1,220,000	1,145,032
Series 2017-C38 A5
3.453% 7/15/50		905,000	887,790
Series 2017-RB1 XA
1.28% 3/15/50 ●		8,478,920	691,596
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $77,571,354)			75,515,008

Regional Bonds – 0.34%Δ
Argentina – 0.04%
Provincia de Cordoba
144A 7.125% 8/1/27 #		675,000	491,063
144A 7.45% 9/1/24 #		395,000	323,900
			814,963
Australia – 0.04%
New South Wales Treasury
4.00% 5/20/26	AUD	404,900	312,995
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	446,000	313,548
144A 3.25% 7/21/28 #	AUD	495,000	360,825
			987,368
Canada – 0.05%
Province of Ontario
2.60% 6/2/27	CAD	203,000	146,644
3.45% 6/2/45	CAD	551,000	421,544
(continues)     NQ-OPTFI [12/18] 2/19 (738396) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Regional BondsΔ (continued)
Canada (continued)
Province of Quebec
1.65% 3/3/22	CAD	419,000	$302,032
6.00% 10/1/29	CAD	155,000	146,037
			1,016,257
Finland – 0.02%
Municipality Finance 144A
2.759% (LIBOR03M +
0.17%) 2/7/20 #●		485,000	485,854
			485,854
Japan – 0.04%
Japan Finance Organization
For Municipalities
2.125% 3/6/19		900,000	899,132
			899,132
Spain – 0.15%
Autonomous Community of
Catalonia
4.90% 9/15/21	EUR	1,800,000	2,239,506
4.95% 2/11/20	EUR	1,100,000	1,313,683
			3,553,189
Total Regional Bonds
(cost $8,226,252)			7,756,763

Loan Agreements – 4.22%
Acrisure Tranche B 1st Lien
6.772% (LIBOR01M +
4.25%) 11/22/23 ●		895,927	866,810
Air Medical Group Holdings
Tranche B 1st Lien 5.682%
(LIBOR01M + 3.25%)
4/28/22 ●		549,939	513,211
Allied Universal Holdco
Tranche B 1st Lien 6.772%
(LIBOR01M + 4.25%)
7/28/22 ●		216,000	207,225
Alpha 3 Tranche B1 1st Lien
5.803% (LIBOR03M +
3.00%) 1/31/24 ●		351,200	335,982
Altice France Tranche B11 1st
Lien 5.272% (LIBOR01M +
2.75%) 7/31/25 ●		1,149,395	1,055,289
Altice France Tranche B12 1st
Lien 6.143% (LIBOR01M +
3.688%) 1/31/26 ●		308,073	286,219
Altice France Tranche B13 1st
Lien 6.455% (LIBOR01M +
4.00%) 1/31/26 ●		135,000	127,238
American Airlines Tranche B
1st Lien 4.455%
(LIBOR01M + 2.00%)
12/14/23 ●		2,156,083	2,056,364
Applied Systems 2nd Lien
9.522% (LIBOR01M +
7.00%) 9/19/25 ●		965,000	957,763
Applied Systems Tranche B 1st
Lien 5.522% (LIBOR01M +
3.00%) 9/19/24 ●		1,243,703	1,194,343
Aramark Services Tranche B3
1st Lien 4.272%
(LIBOR01M + 1.75%)
3/11/25 ●		1,013,575	984,004
AssuredPartners Tranche B 1st
Lien 5.772% (LIBOR01M +
3.25%) 10/22/24 ●		1,437,289	1,358,238
Avis Budget Car Rental
Tranche B 1st Lien 4.53%
(LIBOR01M + 2.00%)
2/13/25 ●		315,005	305,554
Ball Metalpack Finco Tranche
B 1st Lien 7.022%
(LIBOR01M + 4.50%)
7/31/25 =●		537,300	533,297
Ball Metalpack Finco Tranche
B 2nd Lien 11.272%
(LIBOR01M + 8.75%)
7/31/26 ●		118,000	116,212
Blue Ribbon 1st Lien 6.387%
(LIBOR01M + 4.00%)
11/13/21 ●		1,133,577	1,049,267
Bombardier Recreational
Products Tranche B 1st Lien
4.52% (LIBOR01M +
2.00%) 5/23/25 ●		558,600	541,609
Boxer Parent Tranche B 1st
Lien 7.053% (LIBOR03M +
4.25%) 10/2/25 ●		760,000	731,310
Builders FirstSource 1st Lien
5.803% (LIBOR03M +
3.00%) 2/29/24 ●		805,350	758,639
BWAY Holding Tranche B 1st
Lien 5.658% (LIBOR03M +
3.25%) 4/3/24 ●		398,225	376,074
Calpine Construction Finance
1st Lien 5.022%
(LIBOR01M + 2.50%)
1/15/25 ●		251,451	237,831
CH Hold 2nd Lien 9.772%
(LIBOR01M + 7.25%)
2/1/25 ●		161,000	160,195

38 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Change Healthcare Holdings
Tranche B 1st Lien 5.272%
(LIBOR01M + 2.75%)
3/1/24 ●	354,710	$337,935
Charter Communications
Operating Tranche B 1st
Lien 4.53% (LIBOR01M +
2.00%) 4/30/25 ●	578,140	555,882
Chemours Tranche B2 1st Lien
4.28% (LIBOR01M +
1.75%) 4/3/25 ●	1,304,698	1,255,772
CityCenter Holdings Tranche B
1st Lien 4.772%
(LIBOR01M + 2.25%)
4/18/24 ●	1,022,595	972,105
Community Health Systems
Tranche H 1st Lien 5.957%
(LIBOR03M + 3.25%)
1/27/21 ●	1,031,114	990,643
Core & Main Tranche B 1st
Lien 5.721% (LIBOR03M +
3.00%) 8/1/24 ●	899,945	872,947
CROWN Americas Tranche B
1st Lien 4.479%
(LIBOR01M + 2.00%)
4/3/25 ●	365,129	363,684
CSC Holdings 1st Lien
4.705% (LIBOR01M +
2.25%) 7/17/25 ●	423,550	400,255
CSC Holdings Tranche B 1st
Lien 4.955% (LIBOR01M +
2.50%) 1/25/26 ●	293,525	281,539
Dakota Holdings Tranche B
1st Lien 5.772%
(LIBOR01M + 3.25%)
2/13/25 ●	127,040	120,291
DaVita Tranche B 1st Lien
5.272% (LIBOR01M +
2.75%) 6/24/21 ●	122,236	121,205
Delek US Holdings Tranche B
1st Lien 4.772%
(LIBOR01M + 2.25%)
3/30/25 ●	810,081	789,829
Digicel International Finance
Tranche B 1st Lien 5.96%
(LIBOR03M + 3.25%)
5/10/24 ●	278,843	251,656
DTZ US Borrower Tranche B
1st Lien 5.772%
(LIBOR01M + 3.25%)
8/21/25 ●	1,296,750	1,240,017
Dynatrace 1st Lien 5.772%
(LIBOR01M + 3.25%)
8/23/25 ●	1,025,000	986,563
Edgewater Generation
Tranche B 1st Lien 6.272%
(LIBOR01M + 3.75%)
12/13/25 ●	310,000	303,800
Energy Transfer Equity Tranche
B 1st Lien 4.522%
(LIBOR01M + 2.00%)
2/2/24 ●	390,000	381,286
Envision Healthcare 1st Lien
6.272% (LIBOR01M +
3.75%) 10/11/25 ●	302,000	282,790
Equitrans Midstream Tranche
B 1st Lien
0.00% 1/31/24 ● X	425,000	416,500
ESH Hospitality Tranche B 1st
Lien 4.522% (LIBOR01M +
2.00%) 8/30/23 ●	1,887,413	1,818,601
ExamWorks Group Tranche B1
1st Lien 5.772%
(LIBOR01M + 3.25%)
7/27/23 ●	1,028,303	1,002,166
First Data 1st Lien 4.504%
(LIBOR01M + 2.00%)
7/10/22 ●	442,938	425,958
First Data Tranche 1st Lien
4.504% (LIBOR01M +
2.00%) 4/26/24 ●	1,969,227	1,886,766
Flex Acquisition 1st Lien
5.349% (LIBOR01M +
3.00%) 12/29/23 ●	198,060	187,043
Flying Fortress Holdings
Tranche B 1st Lien 4.553%
(LIBOR03M + 1.75%)
10/30/22 ●	496,000	487,320
Frontier Communications
Tranche A-DD 1st Lien
5.28% (LIBOR01M +
2.75%) 3/31/21 ●	333,226	317,731
Gardner Denver Tranche B1
1st Lien 5.272%
(LIBOR01M + 2.75%)
7/30/24 ●	578,373	560,660
Gates Global Tranche B2 1st
Lien 5.272% (LIBOR01M +
2.75%) 3/31/24 ●	711,609	678,141
Gentiva Health Services 1st
Lien 6.313% (LIBOR01M +
3.75%) 7/2/25 =●	258,357	251,898

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
GEO Group Tranche B 1st Lien
4.53% (LIBOR01M +
2.00%) 3/23/24 ●	367,197	$337,821
GIP III Stetson I Tranche B 1st
Lien 6.695% (LIBOR03M +
4.25%) 7/18/25 ●	511,000	494,393
Gray Television Tranche B2 1st
Lien 4.599% (LIBOR01M +
2.25%) 2/7/24 ●	1,498,322	1,445,881
Greeneden US Holdings II
Tranche B3 1st Lien
5.772% (LIBOR01M +
3.25%) 12/1/23 ●	1,014,429	972,584
Greenhill & Co. Tranche B 1st
Lien 6.468% (LIBOR03M +
3.75%) 10/12/22 ●	312,342	311,951
GVC Holdings Tranche B2 1st
Lien 5.022% (LIBOR01M +
2.50%) 3/16/24 ●	826,753	806,600
HCA Tranche B10 1st Lien
4.522% (LIBOR01M +
2.00%) 3/13/25 ●	1,563,188	1,535,552
HCA Tranche B11 1st Lien
4.272% (LIBOR01M +
1.75%) 3/18/23 ●	221,199	216,361
Heartland Dental 1st Lien
6.272% (LIBOR01M +
3.75%) 4/30/25 ●	660,329	632,265
Heartland Dental Tranche DD
1st Lien 3.75% (LIBOR01M
+ 3.75%) 4/30/25 ●	33,997	32,552
H-Food Holdings 1st Lien
6.21% (LIBOR01M +
3.688%) 5/31/25 ●	311,435	298,588
Hilton Worldwide Finance
Tranche B2 1st Lien
4.256% (LIBOR01M +
1.75%) 10/25/23 ●	1,415,767	1,366,215
Hoya Midco Tranche B 1st
Lien 6.022% (LIBOR01M +
3.50%) 6/30/24 ●	699,350	667,879
HUB International Tranche B
1st Lien 5.24% (LIBOR03M
+ 2.75%) 4/25/25 ●	1,044,750	989,030
Hyperion Insurance Group
Tranche B 1st Lien 6.063%
(LIBOR01M + 3.50%)
12/20/24 ●	957,723	930,787
INEOS US Finance Tranche B
1st Lien 4.522%
(LIBOR01M + 2.00%)
3/31/24 ●	950,400	906,642
IQVIA Tranche B3 1st Lien
4.272% (LIBOR01M +
1.75%) 6/11/25 ●	1,024,850	993,464
Iron Mountain Tranche B 1st
Lien 4.272% (LIBOR01M +
1.75%) 1/2/26 ●	730,211	691,875
JBS USA Tranche B 1st Lien
5.26% (LIBOR03M +
2.50%) 10/30/22 ●	415,842	400,898
Kronos Tranche B 1st Lien
5.541% (LIBOR03M +
3.00%) 11/1/23 ●	530,601	507,276
Lamar Media Tranche B 1st
Lien 4.313% (LIBOR01M +
1.75%) 3/16/25 ●	396,501	386,093
Las Vegas Sands Tranche B 1st
Lien 4.272% (LIBOR01M +
1.75%) 3/27/25 ●	194,510	186,122
Lucid Energy Group II
Borrower 1st Lien 5.504%
(LIBOR01M + 3.00%)
2/18/25 ●	929,990	855,591
LUX HOLDCO III 1st Lien
5.495% (LIBOR02M +
3.00%) 3/28/25 ●	222,320	217,040
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien 4.522%
(LIBOR01M + 2.00%)
3/25/25 ●	797,339	763,950
Microchip Technology 1st Lien
4.53% (LIBOR01M +
2.00%) 5/29/25 ●	1,437,890	1,367,793
MPH Acquisition Holdings
Tranche B 1st Lien 5.553%
(LIBOR03M + 2.75%)
6/7/23 ●	1,437,511	1,359,526
NCI Building Systems Tranche
B 1st Lien 6.175%
(LIBOR03M + 3.75%)
4/12/25 =●	373,125	341,409
Neiman Marcus Group 1st
Lien 5.63% (LIBOR01M +
3.25%) 10/25/20 ●	295,000	251,488
NFP Tranche B 1st Lien
5.522% (LIBOR01M +
3.00%) 1/8/24 ●	896,610	850,285
Northriver Midstream Finance
Tranche B 1st Lien 5.646%
(LIBOR03M + 3.25%)
10/1/25 ●	374,063	366,862

40 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
OCI Partners 1st Lien 6.803%
(LIBOR03M + 4.00%)
3/13/25 ●	163,763	$161,101
ON Semiconductor Tranche B
1st Lien 4.272%
(LIBOR01M + 1.75%)
3/31/23 ●	1,810,462	1,752,186
Panda Stonewall Tranche B1
1st Lien 8.303%
(LIBOR03M + 5.50%)
11/13/21 =●	288,851	288,129
Penn National Gaming
Tranche B1 1st Lien
4.705% (LIBOR01M +
2.25%) 10/15/25 ●	1,750,000	1,689,375
Plaskolite PPC Intermediate II
1st Lien 6.69% (LIBOR03M
+ 4.25%) 12/14/25 =●	419,000	414,810
PQ 1st Lien Tranche B 1st Lien
5.027% (LIBOR03M +
2.50%) 2/8/25 ●	1,412,739	1,342,985
Prestige Brands Tranche B5
1st Lien 4.522%
(LIBOR01M + 2.00%)
1/26/24 ●	741,776	716,277
Radiate Holdco Tranche B 1st
Lien 5.522% (LIBOR01M +
3.00%) 2/1/24 ●	652,108	615,359
Refinitiv US Holdings Tranche
B 1st Lien 6.272%
(LIBOR01M + 3.75%)
10/1/25 ●	369,000	346,122
RPI Finance Trust Tranche B6
1st Lien 4.522%
(LIBOR01M + 2.00%)
4/17/23 ●	98,471	95,599
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 5.772%
(LIBOR01M + 3.25%)
6/1/23 ●	2,100,143	2,054,203
Sable International Finance
Tranche B4 1st Lien
5.772% (LIBOR01M +
3.25%) 1/31/26 ●	285,000	276,584
SBA Senior Finance II Tranche
B 1st Lien 4.53%
(LIBOR01M + 2.00%)
4/11/25 ●	960,175	923,688
Scientific Games International
Tranche B5 1st Lien 5.25%
(LIBOR02M + 2.75%)
8/14/24 ●	1,701,688	1,602,139
Sigma US Tranche B2 1st Lien
5.398% (LIBOR03M +
3.00%) 7/2/25 ●	685,555	651,277
Sinclair Television Group
Tranche B2 1st Lien 4.78%
(LIBOR01M + 2.25%)
1/3/24 ●	2,587,200	2,471,947
Solenis International 1st Lien
6.707% (LIBOR03M +
4.00%) 12/26/23 ●	278,600	269,023
Specialty Building Products
Holdings 1st Lien 8.272%
(LIBOR01M + 5.75%)
10/1/25 =●	506,000	490,820
Sprint Communications
Tranche B 1st Lien
Loan 5.063% (LIBOR01M
+ 2.50%) 2/3/24 ●	1,551,877	1,485,922
Loan 5.563% (LIBOR01M
+ 3.00%) 2/3/24 ●	455,000	435,663
SS&C European Holdings
Tranche B4 1st Lien
4.772% (LIBOR01M +
2.25%) 4/16/25 ●	355,577	338,020
SS&C Technologies Tranche B3
1st Lien 4.772%
(LIBOR01M + 2.25%)
4/16/25 ●	937,421	889,881
StandardAero Aviation
Holdings 1st Lien 6.27%
(LIBOR01M + 3.75%)
7/7/22 ●	492,413	487,735
Staples 1st Lien 6.541%
(LIBOR03M + 4.00%)
9/12/24 ●	423,067	406,409
Stars Group Holdings Tranche
B 1st Lien 6.303%
(LIBOR03M + 3.50%)
7/10/25 ●	878,817	853,865
Summit Materials Tranche B
1st Lien 4.522%
(LIBOR01M + 2.00%)
11/10/24 ●	727,650	698,999
Summit Midstream Partners
Holdings Tranche B 1st Lien
8.522% (LIBOR01M +
6.00%) 5/21/22 ●	543,519	534,914
Surgery Center Holdings 1st
Lien 5.78% (LIBOR01M +
3.25%) 8/31/24 ●	1,083,627	1,034,863

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Syneos Health Tranche B 1st
Lien 4.522% (LIBOR01M +
2.00%) 8/1/24 ●	523,725	$506,704
Tecta America 1st Lien
7.379% (LIBOR03M +
5.00%) 11/21/25 =●	520,000	512,200
Telenet Financing USD
Tranche AN 1st Lien
4.705% (LIBOR01M +
2.25%) 8/15/26 ●	1,045,000	996,930
Thor Industries Tranche B 1st
Lien 0.00% 11/9/25 ● X	1,240,000	1,178,000
Titan Acquisition Tranche B
1st Lien 5.522%
(LIBOR01M + 3.00%)
3/28/25 ●	1,174,209	1,086,877
TMS International Tranche B2
1st Lien 5.275%
(LIBOR01M + 2.75%)
8/14/24 =●	208,198	196,747
TransDigm Tranche F 1st Lien
5.022% (LIBOR01M +
2.50%) 6/9/23 ●	1,689,364	1,600,672
Trident TPI Holdings 1st Lien
5.772% (LIBOR01M +
3.25%) 10/5/24 ●	272,806	258,484
Tronox Blocked Borrower
Tranche B 1st Lien 5.522%
(LIBOR01M + 3.00%)
9/22/24 ●	227,996	222,255
Tronox Finance Tranche B 1st
Lien 5.522% (LIBOR01M +
3.00%) 9/22/24 ●	526,145	512,897
United Rentals North America
Tranche B 1st Lien 4.272%
(LIBOR01M + 1.75%)
10/31/25 ●	69,825	68,359
Unitymedia Finance Tranche D
1st Lien 4.705%
(LIBOR01M + 2.25%)
1/15/26 ●	295,000	285,571
Unitymedia Finance Tranche E
1st Lien 4.455%
(LIBOR01M + 2.00%)
6/1/23 ●	1,020,000	994,317
UPC Financing Partnership
Tranche AR 1st Lien
4.955% (LIBOR01M +
2.50%) 1/15/26 ●	88,544	84,504
USI Tranche B 1st Lien
5.803% (LIBOR03M +
3.00%) 5/16/24 ●	2,175,428	2,060,130
USIC Holdings 1st Lien
5.772% (LIBOR01M +
3.25%) 12/9/23 ●	659,556	632,074
Utz Quality Foods 1st Lien
6.022% (LIBOR01M +
3.50%) 11/21/24 ●	239,142	232,267
Valeant Pharmaceuticals
International Tranche B 1st
Lien 5.379% (LIBOR01M +
3.00%) 6/1/25 ●	358,663	344,317
Vantage Specialty Chemicals
2nd Lien 10.777%
(LIBOR03M + 8.25%)
10/26/25 ●	40,000	39,500
Vantage Specialty Chemicals
Tranche B 1st Lien 6.012%
(LIBOR02M + 3.50%)
10/28/24 ●	689,546	668,860
Virgin Media Bristol Tranche K
1st Lien 4.955%
(LIBOR01M + 2.50%)
1/15/26 ●	515,000	489,636
Vistra Operations Tranche B3
1st Lien 4.473%
(LIBOR01M + 2.00%)
12/1/25 ●	781,075	752,175
Visual Comfort Group 1st Lien
5.522% (LIBOR01M +
3.00%) 2/28/24 =●	771,232	772,234
Visual Comfort Group 2nd
Lien 10.522% (LIBOR01M
+ 8.00%) 2/28/25 =●	220,498	221,258
Western Digital Tranche B4
1st Lien 4.256%
(LIBOR01M + 1.75%)
4/29/23 ●	121,488	116,224
WR Grace & Co-Conn Tranche
B1 1st Lien 4.553%
(LIBOR03M + 1.75%)
4/3/25 ●	73,500	71,448
WR Grace & Co-Conn Tranche
B2 1st Lien 4.136%
(LIBOR03M + 1.75%)
4/3/25 ●	126,000	122,482
Wyndham Hotels & Resorts
Tranche B 1st Lien 4.272%
(LIBOR01M + 1.75%)
5/30/25 ●	1,122,188	1,081,508
Wynn Resorts Tranche B 1st
Lien 4.78% (LIBOR01M +
2.25%) 10/30/24 ●	565,000	535,338

42 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Loan Agreements (continued)
XPO Logistics Tranche B 1st
Lien 4.509% (LIBOR03M +
2.00%) 2/24/25 ●		1,032,000	$992,010
Zayo Group Tranche B2 1st
Lien 4.772% (LIBOR01M +
2.25%) 1/19/24 ●		583,567	561,197
Zekelman Industries 1st Lien
4.862% (LIBOR02M +
2.25%) 6/14/21 ●		969,940	939,629
Total Loan Agreements
(cost $100,759,189)			97,243,129

Sovereign Bonds – 5.77%Δ
Argentina – 0.08%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	21,516,000	501,335
Argentine Republic
Government International
Bonds
5.625% 1/26/22		930,000	788,175
6.875% 1/11/48		650,000	455,813
			1,745,323
Bermuda – 0.03%
Bermuda Government
International Bond
144A 3.717% 1/25/27 #		800,000	764,936
			764,936
Brazil – 0.09%
Brazil Notas do Tesouro
Nacional 10.00% 1/1/27 BRL		7,619,000	2,054,136
			2,054,136
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	171,000	140,863
			140,863
Colombia – 0.10%
Colombian TES
7.00% 6/30/32	COP	7,187,000,000	2,194,225
			2,194,225
Cyprus – 0.07%
Cyprus Government
International Bond
3.875% 5/6/22	EUR	1,200,000	1,526,245
			1,526,245
Egypt – 0.04%
Egypt Government
International Bonds
144A 5.577% 2/21/23 #		480,000	456,166
144A 7.903% 2/21/48 #		500,000	432,076
			888,242
Indonesia – 0.01%
Indonesia Government
International Bond
144A 5.125% 1/15/45 #		200,000	197,632
			197,632
Ivory Coast – 0.04%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		1,150,000	958,237
			958,237
Japan – 4.27%
Japan Bank for International
Cooperation
2.125% 6/1/20		700,000	693,525
3.259% (LIBOR03M +
0.57%) 2/24/20 ●		1,018,000	1,023,519
3.375% 10/31/23		386,000	393,535
Japan Treasury Discount Bills
0.00% 1/21/19 ≠	JPY	4,890,000,000	44,617,787
0.00% 3/4/19 ≠	JPY	5,660,000,000	51,653,561
			98,381,927
Jordan – 0.02%
Jordan Government
International Bond
144A 5.75% 1/31/27 #		400,000	368,334
			368,334
Kuwait – 0.14%
Kuwait International
Government Bond
144A 2.75% 3/20/22 #		3,400,000	3,342,819
			3,342,819
Mexico – 0.02%
Mexico Government
International Bonds
4.35% 1/15/47		600,000	516,450
			516,450

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 43

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Sovereign BondsΔ (continued)
Nigeria – 0.02%
Nigeria Government
International Bonds
144A 7.875% 2/16/32 #		620,000	$564,641
			564,641
Poland – 0.02%
Republic of Poland
Government Bonds
2.50% 1/25/23	PLN	634,000	172,648
3.25% 7/25/25	PLN	1,087,000	304,067
			476,715
Qatar – 0.10%
Qatar Government
International Bond
144A 5.103% 4/23/48 #		2,200,000	2,315,775
			2,315,775
Republic of Korea – 0.05%
Export-Import Bank of Korea
4.00% 6/7/27	AUD	210,000	151,906
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	1,142,749,433	1,045,982
			1,197,888
Saudi Arabia – 0.35%
Saudi Government
International Bonds
2.375% 10/26/21		200,000	192,932
144A 2.875% 3/4/23 #		2,200,000	2,118,668
3.25% 10/26/26		1,000,000	937,306
144A 4.50% 10/26/46 #		800,000	725,684
144A 5.00% 4/17/49 #		4,200,000	4,057,166
			8,031,756
Senegal – 0.03%
Senegal Government
International Bond
144A 6.75% 3/13/48 #		960,000	799,080
			799,080
South Africa – 0.12%
Republic of South Africa
Government Bond
8.00% 1/31/30	ZAR	21,508,000	1,353,519
8.75% 1/31/44	ZAR	11,636,000	720,239
Republic of South Africa
Government International
Bond 5.875% 6/22/30		780,000	762,965
			2,836,723
Turkey – 0.07%
Turkey Government Bond
8.00% 3/12/25	TRY	13,189,000	1,712,016
			1,712,016
Ukraine – 0.07%
Ukraine Government
International Bonds
144A 7.75% 9/1/26 #		900,000	769,073
144A 8.994% 2/1/24 #		475,000	444,367
144A 9.75% 11/1/28 #		515,000	484,005
			1,697,445
United Kingdom – 0.02%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	131,687
3.50% 1/22/45	GBP	138,800	236,898
			368,585
Total Sovereign Bonds (cost $132,669,577)			133,079,993

Supranational Banks – 0.47%
Arab Petroleum Investments
144A 4.125% 9/18/23 #		750,000	751,035
Asian Development Bank
3.50% 5/30/24	NZD	864,000	604,422
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		1,000,000	940,318
European Bank For
Reconstruction &
Development 2.824%
(LIBOR03M) 3/23/20 ●		505,000	505,121
European Investment Bank
1.00% 9/21/26	GBP	318,000	387,880
6.00% 12/7/28	GBP	771,000	1,357,326
Inter-American Development
Bank
2.656% (LIBOR03M +
0.22%) 10/15/20 ●		890,000	893,516
6.25% 6/15/21	IDR	14,400,000,000	955,861
7.875% 3/14/23	IDR	4,370,000,000	303,294
International Bank for
Reconstruction &
Development
1.95% 11/9/20		800,000	789,557
2.50% 11/25/24		440,000	435,783
2.525% (LIBOR01M +
0.07%) 4/17/19 ●		440,000	440,072
3.00% 2/2/23	NZD	705,000	483,037
3.375% 1/25/22	NZD	300,000	207,569

44 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal		Value
	amount°		(US $)
Supranational Banks (continued)
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	380,000	$270,969
International Finance
2.375% 7/19/23	CAD	693,000	509,699
2.468% (LIBOR03M +
0.06%) 1/9/19 ●		600,000	600,008
3.625% 5/20/20	NZD	163,000	111,624
3.75% 8/9/27	NZD	305,000	214,091
Total Supranational Banks (cost $11,106,279)			10,761,182

US Treasury Obligations – 23.87%
US Treasury Bonds
2.50% 2/15/45		37,100,000	33,697,344
2.75% 8/15/42		900,000	863,506
2.75% 11/15/42		1,400,000	1,341,608
2.875% 5/15/43		2,200,000	2,152,504
2.875% 8/15/45		16,700,000	16,300,464
3.00% 5/15/47		900,000	898,006
3.00% 8/15/48		3,770,000	3,759,774
3.125% 5/15/48		1,490,000	1,521,342
3.375% 11/15/48		3,145,000	3,369,625
4.375% 5/15/40		100,000	122,987
US Treasury Floating Rate
Note
2.523% (USBMMY3M +
0.043%) 7/31/20 ●		4,700,000	4,698,301
US Treasury Inflation
Indexed Notes
0.125% 4/15/19		1,295,076	1,276,957
0.125% 4/15/22		3,327,488	3,220,214
0.125% 7/15/26		21,100	19,824
0.25% 1/15/25		9,395,584	9,000,546
0.375% 7/15/27		7,029,772	6,673,905
0.625% 4/15/23 ∞		2,993,185	2,944,781
0.625% 1/15/26		8,620,668	8,397,186
0.75% 7/15/28		3,727,528	3,651,497
1.75% 1/15/28		14,630,173	15,548,208
2.375% 1/15/25		9,122,812	9,867,291
2.375% 1/15/27		1,630,187	1,800,366
2.50% 1/15/29		35,336	40,256
US Treasury Notes
1.125% 8/31/21		13,800,000	13,321,924
1.25% 6/30/19		3,365,000	3,344,132
1.50% 10/31/19		83,500,000	82,738,063
1.875% 7/31/22		39,700,000	38,886,102
2.00% 10/31/21 ∞		1,600,000	1,579,689
2.00% 11/30/22 ∞		7,700,000	7,561,901
2.00% 5/31/24		25,200,000	24,525,111
2.00% 6/30/24		7,700,000	7,489,681
2.125% 11/30/24		9,400,000	9,178,310
2.25% 2/15/27		3,400,000	3,304,981
2.625% 7/31/20		12,000,000	12,014,975
2.625% 3/31/25		12,700,000	12,742,915
2.75% 7/31/23		46,200,000	46,699,126
2.75% 2/15/24		4,000,000	4,043,856
2.875% 9/30/23		37,165,000	37,773,317
2.875% 10/31/23		15,360,000	15,616,937
2.875% 11/30/23		35,000	35,613
2.875% 7/31/25		15,500,000	15,780,252
2.875% 11/30/25		8,100,000	8,250,600
2.875% 8/15/28 ∞		10,300,000	10,468,620
3.125% 11/15/28		61,695,000	64,047,455
Total US Treasury Obligations
(cost $549,625,903)			550,570,052

	Number of
	shares
Common Stock – 0.00%
Adelphia Recovery Trust =†		1	—
Century Communications =†		1,975,000	—
Spectrum Pharmaceuticals †		9,311	81,471
Total Common Stock
(cost $157,790)			81,471

Convertible Preferred Stock – 0.29%
A Schulman 6.00% exercise
price $52.33 ψ		1,141	1,178,083
AMG Capital Trust II 5.15%
exercise price $198.02,
maturity date 10/15/37		12,759	615,622
Assurant 6.50% exercise price
$106.91, maturity date
3/15/21		5,571	546,849
Bank of America 7.25%
exercise price $50.00 ψ		417	522,292
Becton Dickinson 6.125%
exercise price $211.80,
maturity date 5/1/20		10,485	604,670
Crown Castle International
6.875% exercise price
$114.88, maturity date
8/1/20		378	397,751
DTE Energy 6.50% exercise
price $116.31, maturity
date 10/1/19		9,605	496,194

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 45

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of		Value
	shares		(US $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, maturity date
3/31/28		14,787	$617,357
QTS Realty Trust 6.50%
exercise price $47.03 ψ		7,013	661,186
Wells Fargo & Co. 7.50%
exercise price $156.71 ψ		325	410,140
Welltower 6.50% exercise
price $56.57 ψ		10,732	677,726
Total Convertible Preferred Stock (cost
$6,911,408)			6,727,870

Preferred Stock – 0.09%
Bank of America 6.50%µ		1,150,000	1,165,813
General Electric 5.00%µ		300,000	229,875
Morgan Stanley 5.55%µ		240,000	233,220
USB Realty 144A 3.583%
(LIBOR03M + 1.147%)#●		500,000	433,750
Total Preferred Stock
(cost $2,234,298)			2,062,658

	Number of
	contracts
Options Purchased – 0.01%
Call Swaptions – 0.01%
2 yr IRS pay a fixed rate
3.00% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 2/11/19,
notional amount
17,200,000 (CITI)		17,200,000	124,253
			124,253
Futures Call Option – 0.00%
US Treasury 5 yr Notes strike
price $119.25, expiration
date 2/22/19, notional
amount $357,750,000		30	469
US Treasury 5 yr Notes strike
price $119.75, expiration
date 2/22/19, notional
amount $239,500,000		20	312
US Treasury 5 yr Notes strike
price $120, expiration date
2/22/19, notional amount
$720,000,000		60	938
US Treasury 5 yr Notes strike
price $120.25, expiration
date 2/22/19, notional
amount $120,250,000		10	78
US Treasury 5 yr Notes strike
price $120.5, expiration
date 2/22/19, notional
amount $843,500,000		70	547
US Treasury 10 yr Notes strike
price $131, expiration date
2/22/19, notional amount
$2,620,000,000		200	3,125
			5,469
Futures Put Option – 0.00%
US Treasury 2 yr Notes strike
price $103.375, expiration
date 2/22/19, notional
amount $4,341,750,000		210	0
			0
Total Options Purchased
(premium paid $15,437)			129,722

	Principal
	amount°
Short-Term Investments – 6.14%
Discount Notes – 0.94%≠
Bank of Montreal Bankers
Acceptance
2.068% 1/4/19	CAD	5,000,000	3,661,112
Canadian Imperial Bank
Bankers Acceptance
2.06% 1/3/19	CAD	5,000,000	3,661,332
Federal Home Loan Bank
1.05% 1/2/19		7,954,876	7,954,875
Toronto-Dominion Bank
Bankers Acceptance
2.055% 1/2/19	CAD	2,900,000	2,123,700
2.055% 1/2/19	CAD	800,000	585,848
2.055% 1/4/19	CAD	5,000,000	3,661,112
			21,647,979
Repurchase Agreements – 5.11%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase
at $4,972,612 (cash
collateralized
of $ 4,971,797)		4,971,797	4,971,797

46 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal 2.60%,
dated 12/31/18, to be
repurchased on 1/2/19,
repurchase price
$13,674,417
(collateralized by US
government obligations
0.00%–3.75%
1/24/19–2/15/47; market
value $13,945,893)	13,672,442	$13,672,442
BNP Paribas 2.93%, dated
12/31/18, to be
repurchased on 1/2/19,
repurchase price
$22,360,469
(collateralized by US
government obligations
0.00%–8.00%
2/15/19–8/15/46; market
value $22,803,967)	22,356,830	22,356,830
US Treasury repurchase
agreement with Barclays
Capital 3.10%, dated
12/31/18, to be
repurchased 1/3/19,
repurchase price
$26,102,248
(collateralized by US
government obligation;
1.875% 2/28/22; market
value $26,925,000)	26,100,000	26,100,000
US Treasury repurchase
agreement with BNP
Paribas 3.10%, dated
12/31/18, to be
repurchased 1/3/19,
repurchase price
$6,400,551 (collateralized
by US government
obligation; 2.00% 7/31/22;
market value $6,584,200)	6,400,000	6,400,000
US Treasury repurchase
agreement with J.P.
Morgan Securities 2.95%,
dated 12/28/18, to be
repurchased 1/2/19,
repurchase price
$37,006,064
(collateralized by US
government obligation;
3.75% 11/15/43; market
value $33,355,000)	37,000,000	37,000,000
US Treasury repurchase
agreement with J.P.
Morgan Securities 3.10%,
dated 12/31/18, to be
repurchased 1/3/19,
repurchase price
$7,400,637 (collateralized
by US government
obligation; 1.875%
2/28/22; market value
$7,650,000)	7,400,000	7,400,000
		117,901,069
US Treasury Obligation – 0.09%≠
US Treasury Bill 1.493%
1/3/19	2,010,975	2,010,848
		2,010,848
Total Short-Term Investments
(cost $141,994,920)		141,559,896

Total Value of Securities Before
Options Written – 122.65%
(cost $2,850,890,312)		$2,829,092,026

	Number of
	contracts
Options Written – (0.01%)
Call Swaptions – (0.01%)
5 yr IRS pay a fixed rate
2.95% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 2/11/19,
notional amount
(3,700,000) (GSI)	(3,700,000)	(66,411)
10 yr IRS pay a fixed rate
3.03% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 2/11/19,
notional amount
(2,000,000) (CITI)	(2,000,000)	(57,392)
		(123,803)
Put Swaptions – 0.00%
CDX.0P.IG 31 5 yr V1 I strike
price $0.90, expiration
date 1/16/19, notional
amount (800,000) (MSCS)	(800,000)	(1,298)

(continues)      NQ-OPTFI [12/18] 2/19 (738396) 47

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	contracts	(US $)
Options Written (continued)
Put Swaptions (continued)
CDX.OP.IG 31 5 yr V1 I strike
price $0.85, expiration
date 1/16/19, notional
amount (1,400,000)
(BAML)	(1,400,000)	$(3,850)
CDX.OP.IG 31 5 yr V1 I strike
price $0.90, expiration
date 1/16/19, notional
amount (1,900,000)
(BAML)	(1,900,000)	(3,084)
CDX.OP.IG 31 5 yr V1 I strike
price $0.95, expiration
date 1/16/19, notional
amount (600,000) (CITI)	(600,000)	(580)
CDX.OP.IG 31 5 yr V1 I strike
price $0.95, expiration
date 2/20/19, notional
amount (1,300,000) (CITI)	(1,300,000)	(3,542)
CDX.OP.IG 31 5 yr V1 I strike
price $0.95, expiration
date 2/20/19, notional
amount (300,000) (BAML)	(300,000)	(817)
CDX.OP.IG 31 5 yr V1 I strike
price $0.95, expiration
date 2/20/19, notional
amount (600,000)
(JPMCB)	(600,000)	(1,635)
CDX.OP.IG 31 5 yr V1 I strike
price $1.00, expiration
date 1/16/19, notional
amount (3,400,000) (CITI)	(3,400,000)	(1,989)
CDX.OP.IG 31 5 yr V1 I strike
price $1.00, expiration
date 1/16/19, notional
amount (700,000) (BAML)	(700,000)	(1,497)
CDX.OP.IG 31 5 yr V1 I strike
price $1.05, expiration
date 2/20/19, notional
amount (800,000) (CITI)	(800,000)	(1,352)
CDX.OP.IG 31 5 yr V1 I strike
price $1.10, expiration
date 3/20/19, notional
amount (300,000) (CITI)	(300,000)	(692)
CDX.OP.IG 31 5 yr V1 I strike
price $1.20, expiration
date 3/20/19, notional
amount (1,200,000)
(JPMCB)	(1,200,000)	(2,016)
		(22,352)

Total Options Written (premium
received $30,833)		(146,155)

Liabilities Net of Receivables
and Other
Assets - (22.64%)★		(522,319,281)
Net Assets Applicable to
252,030,652 Shares
Outstanding - 100.00%		$2,306,626,590
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2018, the aggregate value of Rule 144A securities was $419,121,117, which represents 18.17% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $9,817,000 represents cash collateral held at brokers for certain open derivatives, $395,463 cash collateral held at broker for centrally cleared derivatives, $340,000 represents cash collateral pledged for TBA transactions, and $1,488,000 represents cash collateral due to brokers for certain open derivatives.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Dec. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

48 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

X	This loan will settle after Dec. 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
ϕ	Step coupon bond. Stated rate in effect at Dec. 31, 2018 through maturity date.
∞	Fully or partially pledged as collateral for futures and swap contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at Dec. 31, 2018.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BA	AUD	1,145,785	USD	(811,926)	1/11/19	$—	$(4,697)
BA	CAD	(3,700,000)	USD	2,804,013	1/2/19	93,641	—
BA	CAD	(5,000,000)	USD	3,789,296	1/3/19	126,531	—
BA	CAD	(10,000,000)	USD	7,554,935	1/4/19	229,204	—
BA	CAD	7,004,581	USD	(5,240,558)	1/11/19	—	(108,203)
BA	EUR	(12,835,534)	USD	14,645,508	1/11/19	—	(74,620)
BA	JPY	(1,022,973,375)	USD	9,057,443	1/11/19	—	(284,801)
BA	JPY	(2,445,000,000)	USD	21,684,682	1/22/19	—	(663,555)
BA	JPY	(5,660,000,000)	USD	50,301,453	3/4/19	—	(1,593,934)
BA	NZD	(2,557,452)	USD	1,689,539	1/11/19	—	(27,383)
BA	SGD	(9,478,080)	USD	6,939,367	3/20/19	—	(27,394)
BNP	AUD	(986,869)	USD	699,838	1/11/19	4,568	—
BNP	JPY	69,900,000	USD	(619,900)	1/11/19	18,457	—
BNP	MXN	3,079,632	USD	(155,135)	1/11/19	1,326	—
BNP	NOK	(3,327,664)	USD	399,484	1/11/19	14,426	—
BNP	TWD	(186,760,561)	USD	6,105,680	3/20/19	—	(45,208)
CITI	CAD	(8,400,000)	USD	6,357,182	2/15/19	197,094	—
CITI	EUR	(1,241,000)	USD	1,416,612	1/11/19	—	(6,598)
CITI	GBP	(9,963,000)	USD	12,735,806	1/11/19	29,848	—
CITI	JPY	(2,445,000,000)	USD	21,731,156	1/22/19	—	(617,081)
CITI	KRW	(128,438,975)	USD	114,600	3/20/19	—	(1,053)
CITI	MXN	754,000	USD	(39,216)	1/25/19	—	(1,007)
DB	EUR	(375,000)	USD	426,485	1/11/19	—	(3,575)
DB	INR	23,338,266	USD	(323,625)	3/20/19	9,041	—
HSBC	EUR	1,310,528	USD	(1,500,810)	1/11/19	2,138	—
HSBC	GBP	(1,332,923)	USD	1,714,135	1/11/19	14,239	—
JPMCB	EUR	(253,000)	USD	289,070	1/11/19	—	(1,076)
JPMCB	JPY	249,800,000	USD	(2,244,141)	1/11/19	37,142	—
JPMCB	KRW	(1,149,723,270)	USD	1,011,012	1/11/19	—	(21,712)
JPMCB	PLN	(1,265,105)	USD	333,800	1/11/19	—	(4,307)
TDB	JPY	461,600,621	USD	(4,132,225)	1/11/19	83,315	—
Total Foreign Currency Exchange Contracts						$860,970	$(3,486,204)

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 49

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Futures Contracts

					Value/	Value/	Variation Margin
		Notional	Notional	Expiration	Unrealized	Unrealized	Due from
Contracts to Buy (Sell)		Amount	Cost	Date	Appreciation	Depreciation	(Due to) Brokers
8	30 Day Fed Fund	$3,904,000,000	$3,904,000,649	2/28/19	$—	$(649)	$—
184	90 Day Euro	44,753,400	44,691,318	3/19/19	62,082	—	—
(1,193)	90 Day Euro	(290,241,987)	(289,615,543)	6/18/19	—	(626,444)	(14,913)
18	90 Day Euro	4,380,300	4,379,646	9/17/19	654	—	654
29	90 Day Euro	7,057,875	7,053,959	12/17/19	3,916	—	725
(62)	90 Day Euro	(15,103,975)	(15,046,619)	3/17/20	—	(57,356)	(3,100)
(29)	90 Day Euro	(2,828,370,000)	(2,828,364,109)	12/14/20	—	(5,891)	(2,538)
176	90 Day Sterling	11,111,046,210	11,111,050,413	3/20/19	—	(4,203)	(16)
(176)	90 Day Sterling	(27,722,935)	(27,717,324)	3/18/20	—	(5,611)	2,773
28	Bankers’ Acceptance	5,012,342	5,002,600	12/17/19	9,742	—	5
47	Bankers’ Acceptance	3,366,290,653	3,366,268,706	6/15/20	21,947	—	1,731
15	Bankers’ Acceptance	2,685,595	2,679,140	3/17/20	6,455	—	278
(45)	E-mini S&P 500 Index	(5,636,700)	(5,742,923)	3/15/19	106,223	—	(43,200)
(168)	Euro-B.T.P	(2,460,356,052)	(2,459,401,321)	3/7/19	—	(954,731)	(1,083)
(43)	Euro-Bund	(805,716,606)	(805,717,099)	3/7/19	493	—	1
(38)	Long 10 yr Gilt	(596,571,432)	(596,598,555)	3/27/19	27,123	—	6,373
464	US Treasury 2 yr Notes	9,851,300,000	9,850,799,799	3/29/19	500,201	—	65,248
3,520	US Treasury 5 yr Notes	40,370,000,000	40,364,854,073	3/29/19	5,145,928	—	880,000
(298)	US Treasury 5 yr Notes	(3,417,687,500)	(3,417,342,004)	3/29/19	(345,497)	—	(74,500)
(175)	US Treasury 10 yr Notes	(2,135,273,438)	(2,134,991,778)	3/20/19	(281,659)	—	(68,360)
2,203	US Treasury 10 yr Notes	26,880,042,188	26,874,909,974	3/20/19	5,132,213	—	860,558
322	US Treasury Long Bonds	4,701,200,000	4,700,311,821	3/20/19	888,179	—	150,938
(10)	US Treasury Ultra Bonds	(160,656,250)	(160,621,561)	3/20/19	—	(34,689)	(5,938)
Total Futures Contracts			$87,494,843,262		$11,278,000	$(1,689,574)	$1,755,636

50 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

Swap Contracts

CDS Contracts1

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.30[4] 6/20/23-
Quarterly	2,500,000	5.000%	$(76,783)	$(157,101)	$80,318	$—	$(3,319)
CDX.NA.HY.31[4]
12/20/23-Quarterly	700,000	5.000%	(14,211)	(39,010)	24,799	—	(803)
Protection Sold
Moody’s Ratings:
Citigroup CDS 6.125%
5/15/18 Baa1
12/20/20-Quarterly	700,000	1.000%	7,565	7,220	345	—	90
Daimler CDS 6.125%
5/15/18 Baa1
12/20/20-Quarterly	EUR 800,000	1.000%	10,191	9,415	776	—	(23)
CDX.NA.HY.31[4]
12/20/23-Quarterly	3,530,000	5.000%	71,662	43,883	27,779	—	4,048
			(1,576)	(135,593)	134,017	—	(7)
Over-The-Counter:
Protection Sold
Moody’s Ratings:
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	6	(1,616)	1,622	—	—
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/22-Quarterly	250,000	1.000%	(1,706)	(2,639)	933	—	—
BNP Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	200,000	1.000%	12	(3,271)	3,283	—	—
CITI Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	100,000	1.000%	(1,979)	(4,389)	2,410	—	—
CITI Republic of Colombia
10.375% 1/28/33
Baa2 12/20/22-
Quarterly	200,000	1.000%	(2,279)	(1,954)	—	(325)	—
DB CMBX.NA.AAA[5]
10/17/57-Quarterly	14,200,000	0.500%	27,648	(892,876)	920,524	—	—
DB Republic of Colombia
10.375% 1/28/33
Baa2 6/20/21-
Quarterly	200,000	1.000%	12	(3,230)	3,242	—	—
(continues)     NQ-OPTFI [12/18] 2/19 (738396) 51

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Counterparty/				Upfront
Reference Obligation/				Payments			Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Protection Sold
Moody’s Ratings (continued):
GSC Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	500,000	1.000%	$(9,897)	$(22,530)	$12,633	$—	$—
GSC Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	3,100,000	1.000%	192	(51,394)	51,586	—	—
JPMC South Africa 5.50%
3/9/20 Baa3
12/20/23-Quarterly	700,000	1.000%	(38,150)	(33,610)	—	(4,540)	—
JPMC Mexico 5 yr CDS
5.950% 3/19/19 WR
12/20/19-Quarterly	7,100,000	1.000%	14,346	13,092	1,254	—	—
JPMC Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	6	(1,635)	1,641	—	—
MSC CMBX.NA.BBB-.6[5]
5/11/63-Quarterly	5,405,000	3.000%	(871,606)	(627,831)	—	(243,775)	—
			(883,395)	(1,633,883)	999,128	(248,640)	—
Total CDS Contracts			$(884,971)	$(1,769,476)	$1,133,145	$(248,640)	$(7)

IRS Contracts6

		Fixed/Floating
Reference Obligation/		Interest		Upfront
Termination Date/		Rate		Payments			Variation Margin
Payment Frequency		Paid		Paid	Unrealized	Unrealized	Due from
Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared:
2 yr IRS[7] 6/28/21-
(Semiannually/
Quarterly)	30,100,000	1.45%/(2.803%)	$649,492	$—	$649,492	$—	$(11,592)
2 yr IRS[7] 12/20/19-
(Semiannually/
Quarterly)	1,100,000	2.00%/(2.792%)	7,888	(3,354)	11,242	—	(39)
3 yr IRS[7] 6/21/20-
(Semiannually/
Quarterly)	32,700,000	1.25%/(2.79%)	688,839	327,113	361,727	—	(3,551)
3 yr IRS[7] 6/20/21-
(Semiannually/
Quarterly)	17,800,000	1.75%/(2.792%)	368,670	381,206	—	(12,537)	(8,177)
4 yr IRS[7] 12/16/19-
(Semiannually/
Quarterly)	1,600,000	2.00%/(2.335%)	11,347	(1,573)	12,920	—	(54)

52 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

			Fixed/Floating
Reference Obligation/			Interest		Upfront
Termination Date/			Rate		Payments			Variation Margin
Payment Frequency			Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]		(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared (continued):
5 yr IRS[7] 4/27/22-
(Semiannually/
Quarterly)		2,005,000	1.976%/(2.509%)	$37,724	$—	$37,724	$—	$(1,798)
5 yr IRS[7] 8/10/22-
(Semiannually/
Quarterly)		2,560,000	2.953%/(2.615%)	(33,992)	—	—	(33,992)	(2,844)
5 yr IRS[7] 8/10/23-
(Semiannually/
Quarterly)		8,300,000	2.964%/(2.615%)	(142,104)	—	—	(142,104)	(14,379)
5 yr IRS[7] 7/27/23-
(Semiannually/
Quarterly)		4,820,000	2.952%/(2.337%)	(79,674)	—	—	(79,674)	(8,220)
5 yr IRS[7] 8/09/21-
(Semiannually/
Quarterly)		6,220,000	1.191%/(2.601%)	220,353	—	220,353	—	(2,551)
5 yr IRS[7] 6/15/22-
(Semiannually/
Quarterly)		1,400,000	2.027%/(2.79%)	25,252	—	25,252	—	(1,398)
5 yr IRS[7] 8/30/22-
(Semiannually/
Quarterly)		3,035,000	1.798%/(2.707%)	81,356	—	81,356	—	(3,408)
5 yr IRS[8] 3/20/24-
(Semiannually/
Semiannually)	GBP	26,700,000	1.50%/(1.033%)	(302,631)	(22,422)	—	(280,209)	1,703
5 yr IRS[7] 5/14/21-
(Quarterly/ Quarterly)		9,600,000	2.579%/(2.614%)	(4,009)	—	—	(4,009)	1,203
5 yr IRS[7] 5/10/21-
(Quarterly/ Quarterly)		15,400,000	2.539%/(2.618%)	(6,042)	—	—	(6,042)	1,939
5 yr IRS[7] 5/11/21-
(Quarterly/ Quarterly)		7,700,000	2.536%/(2.618%)	(2,461)	—	—	(2,461)	982
7 yr IRS[7] 4/06/23-
(Semiannually/
Quarterly)		750,000	1.416%/(2.41%)	35,102	—	35,102	—	(1,028)
7 yr IRS[7] 12/16/22-
(Semiannually/
Quarterly)		41,600,000	2.25%/(2.41%)	504,389	631,699	—	(127,310)	(55,432)
10 yr IRS[9] 3/20/28-
(Semiannually/
Semiannually)	JPY	5,490,000,000	0.30%/(0.024%)	(733,683)	287,160	—	(1,020,843)	(5,397)
10 yr IRS[7] 12/19/28-
(Semiannually/
Quarterly)		600,000	3.00%/(2.804%)	(14,361)	9,857	—	(24,218)	(1,906)
10 yr IRS[7] 1/30/28-
(Semiannually/
Quarterly)		1,780,000	2.68%/(2.527%)	120	—	120	—	(6,260)

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 53

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Fixed/Floating
Reference Obligation/		Interest		Upfront
Termination Date/		Rate		Payments			Variation Margin
Payment Frequency		Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared (continued):
10 yr IRS[7] 4/05/26-
(Semiannually/
Quarterly)	750,000	1.687%/(2.408%)	$47,394	$—	$47,394	$—	$(1,901)
10 yr IRS[7] 5/09/28-
(Quarterly/
Semiannually)	14,000,000	(2.96%)/2.601%	298,134	—	298,134	—	42,924
30 yr IRS[7] 6/15/46-
(Semiannually/
Quarterly)	16,600,000	2.50%/(2.788%)	1,121,285	(1,040,078)	2,161,363	—	(94,321)
30 yr IRS[7] 6/15/46-
(Semiannually/
Quarterly)	500,000	2.50%/(2.788%)	36,268	(19,472)	55,740	—	(1,961)
30 yr IRS[7] 12/21/46-
(Semiannually/
Quarterly)	900,000	2.25%/(2.79%)	110,998	(67,382)	178,381	—	(3,397)
30 yr IRS[7] 6/20/48-
(Semiannually/
Quarterly)	9,000,000	2.50%/(2.792%)	680,093	1,007,701	—	(327,609)	(36,309)
30 yr IRS[7] 12/19/48-
(Semiannually/
Quarterly)	36,600,000	3.00%/(2.804%)	(1,040,410)	1,464,079	—	(2,504,489)	(162,855)
30 yr IRS[7] 8/22/48-
(Semiannually/
Quarterly)	4,400,000	2.905%/(2.653%)	(37,334)	—	—	(37,334)	(19,103)

Total IRS Contracts			$2,528,003	$2,954,534	$4,176,300	$(4,602,831)	$(399,130)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Dec. 31, 2018:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
Heartland Dental Tranche DD 1st Lien 4.923% (LIBOR1M+3.75%) 4/30/25	$60,438	$60,438	$57,869	$(2,569)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized

54 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($231,878).

4Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.

5Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7Rate resets based on LIBOR03M.

8Rate resets based on BP0006M.

9Rate resets based on JPY0006M.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BA – Bank of America, N.A.
BADLARPP – Argentina Term Deposit Rate
BBSW3M – Australian Bank Bill Swap Rate 3 Months
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0006M – 6 Month Sterling LIBOR Interest Rate
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citibank, N.A.
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
COF 11 – Cost of Funds for the 11th District of San Francisco
COP – Colombian Peso
DB – Deutsche Bank AG
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Bank USA
GSI – Goldman Sachs International
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC – HSBC Bank USA, National Association
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPMBB – JPMorgan Barclays Bank
JPMCB – JPMorgan Chase Bank, National Association
JPMDB – JPMorgan Deutsche Bank
JPY – Japanese Yen
JPY0006M – Japanese Yen 6 Month LIBOR Interest Rate
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSCS – Morgan Stanley & Co
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
TDB – The Toronto-Dominion Bank
TRY – Turkish Lira
TWD – Taiwan Dollar
USBMMY3M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
yr – Year
ZAR – South African Rand
See accompanying notes.

(continues)     NQ-OPTFI [12/18] 2/19 (738396) 55

Notes

Optimum Fixed Income Fund
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

56 NQ-OPTFI [12/18] 2/19 (738396)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities	$—	$977,172,081	$—	$977,172,081
Corporate Debt	—	886,241,736	—	886,241,736
Foreign Debt	—	151,597,938	—	151,597,938
Municipal Bonds	—	15,705,473	—	15,705,473
Loan Agreements[1]	—	93,220,327	4,022,802	97,243,129
Common Stock	81,471	—	—	81,471
Convertible Preferred Stock[1]	4,316,808	2,411,062	—	6,727,870
Preferred Stock	—	2,062,658	—	2,062,658
US Treasury Obligations	—	550,570,052	—	550,570,052
Short-Term Investments	—	141,559,896	—	141,559,896
Options Purchased[1]	5,469	124,253	—	129,722
Total Value of Securities Before
Options Written	$4,403,748	$2,820,665,476	$4,022,802	$2,829,092,026
Liabilities:
Options Written	$—	$(146,155)	$—	$(146,155)

Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$860,970	$—	$860,970
Futures Contracts	11,905,156	—	—	11,905,156
Swap Contracts	—	5,309,445	—	5,309,445
Liabilities:
Foreign Currency Exchange
Contracts	—	(3,486,204)	—	(3,486,204)
Futures Contracts	(1,689,574)	—	—	(1,689,574)
Swap Contracts	—	(4,851,471)	—	(4,851,471)

(continues)       NQ-OPTFI [12/18] 2/19 (738396) 57

(Unaudited)

2. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	95.86%	4.14%	100.00%
Convertible Preferred Stock	64.16%	35.84%	—	100.00%
Options Purchased	4.22%	95.78%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

58 NQ-OPTFI [12/18] 2/19 (738396)

Schedule of investments

Optimum International Fund
December 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.84%Δ
Australia – 3.60%
Aristocrat Leisure	56,886	$875,078
ASX	8,408	354,975
BHP Billiton ADR *	53,154	2,566,807
BHP Group	85,194	2,054,019
BlueScope Steel	132,052	1,019,399
Cochlear	14,915	1,823,419
Coles Group †	28,527	235,892
Qantas Airways	1,272,989	5,191,487
South32	1,413,326	3,334,845
Wesfarmers	28,527	647,396
		18,103,317
Austria – 1.90%
Erste Group Bank	115,556	3,831,556
Raiffeisen Bank International	37,374	953,670
Schoeller-Bleckmann Oilfield
Equipment	36,090	2,368,079
voestalpine	80,930	2,413,688
		9,566,993
Belgium – 0.02%
UCB	942	76,954
		76,954
Brazil – 3.61%
B3 - Brasil Bolsa Balcao	425,300	2,941,958
Banco Bradesco ADR	375,558	3,714,269
Banco BTG Pactual	12,600	76,561
Cosan	67,000	578,422
Cosan Class A	4,659	40,999
Eneva †	21,600	89,671
FII BTG Pactual Corporate
Office Fund	4,909	130,978
Mahle-Metal Leve	17,400	112,775
Porto Seguro	78,100	1,050,871
SLC Agricola	7,500	81,004
Sul America	329,000	2,427,762
TOTVS	109,200	764,956
Transmissora Alianca de
Energia Eletrica	320,400	1,950,962
Tupy	136,300	708,623
Vale	264,200	3,476,540
		18,146,351
Canada – 7.50%
Aecon Group	3,100	39,988
Bank of Montreal	75,951	4,961,961
Bank of Nova Scotia	73,100	3,643,755
Canadian Imperial Bank of
Commerce	60,100	4,476,244
CGI Group Class A †	24,900	1,522,964
Constellation Software	3,900	2,496,377
Empire	51,500	1,087,566
Magna International Class A	74,382	3,376,394
Methanex	3,500	168,334
Rogers Communications
Class B (US Shares) *	47,126	2,415,679
Royal Bank of Canada	86,234	5,902,216
Toronto-Dominion Bank	113,600	5,646,715
West Fraser Timber	35,100	1,733,917
WSP Global	5,800	249,257
		37,721,367
Chile – 0.63%
Cia Cervecerias Unidas ADR	2,966	74,536
Enel Americas ADR	55,723	497,049
Sociedad Quimica y Minera de
Chile ADR *	67,039	2,567,594
		3,139,179
China/Hong Kong – 11.02%
21Vianet Group ADR †	10,154	87,731
Angang Steel Class H	2,652,000	1,828,849
Anhui Conch Cement
Class H	1,279,500	6,209,182
ANTA Sports Products	484,000	2,320,950
Anton Oilfield Services
Group †	1,760,000	175,314
Asia Cement China Holdings	393,862	276,138
Baidu ADR †	10,868	1,723,665
Build King Holdings	210,000	21,455
BYD Class H	469,000	2,991,705
Changyou.com ADR	22,945	419,435
China BlueChemical Class H	330,000	103,672
China Coal Energy Class H	1,545,000	607,701
China Construction Bank
Class H	815,000	672,358
China Life Insurance Class H	1,414,000	3,004,784
China Oriental Group	528,000	314,217
China Petroleum & Chemical
Series H	5,254,000	3,750,700
China Railway Construction
Corp Class H	325,500	451,431
China Railway Group Class H	1,892,000	1,722,746
China Shenhua Energy
Class H	497,500	1,090,237

(continues)     NQ-OPTIE [12/18] 2/19 (738648) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
China/Hong Kong (continued)
China Shineway
Pharmaceutical Group	43,000	$41,789
China Telecom ADR	3,292	167,003
CK Asset Holdings	316,500	2,316,002
CLP Holdings	289,500	3,271,917
CNOOC	2,315,000	3,577,230
COSCO SHIPPING Ports	42,000	41,300
Dongfang Electric Corp Class H †	65,000	38,350
Hilong Holding	176,000	16,183
Industrial & Commercial Bank
of China Class H	7,615,000	5,436,160
Kunlun Energy	646,000	684,733
Lenovo Group	418,000	282,386
Maanshan Iron & Steel
Class H	3,012,000	1,327,042
PetroChina Class H	5,854,000	3,648,237
Shanghai Fosun
Pharmaceutical Group
Class H	635,500	1,866,611
Sinopec Shanghai
Petrochemical Class H	2,462,000	1,078,432
Sinopharm Group Class H	537,600	2,258,737
Sinotruk Hong Kong	589,000	887,581
Weichai Power Class H	602,000	688,066
		55,400,029
Colombia – 0.76%
Bancolombia ADR	82,733	3,152,127
Ecopetrol ADR	43,057	683,745
		3,835,872
Czech Republic – 0.37%
Komercni banka	49,318	1,862,178
		1,862,178
Denmark – 1.38%
H. Lundbeck	82,944	3,650,604
Novo Nordisk Class B	61,346	2,817,443
William Demant Holding †	15,846	451,165
		6,919,212
Finland – 0.77%
Finnair	10,192	82,816
Neste	26,633	2,061,996
UPM-Kymmene	59,950	1,517,564
Valmet	9,284	191,222
		3,853,598
France – 5.05%
Capgemini	30,643	3,047,480
Eramet	18,471	1,277,196
Ipsen	41,279	5,337,287
IPSOS	23,199	545,958
Peugeot	140,688	3,005,449
Safran	48,194	5,820,006
Sartorius Stedim Biotech	7,892	789,841
Societe Generale	60,255	1,920,614
Sodexo	35,279	3,617,672
		25,361,503
Germany – 3.30%
Continental	17,689	2,462,945
Dermapharm Holding Se †	1,717	44,606
Deutsche Lufthansa	199,641	4,508,604
Elmos Semiconductor	386	8,563
Merck	37,405	3,850,194
Siltronic	18,741	1,559,300
TUI	58,371	823,867
TUI (London Shares)	52,381	751,438
Vonovia	57,356	2,585,547
		16,595,064
Greece – 0.02%
Motor Oil Hellas Corinth
Refineries	3,926	94,463
		94,463
Hungary – 0.32%
MOL Hungarian Oil & Gas	57,125	626,911
OTP Bank	24,671	997,031
		1,623,942
India – 2.12%
HDFC Bank ADR	38,814	4,020,742
ICICI Bank ADR	389,722	4,010,239
Oil & Natural Gas	1,217,568	2,614,244
		10,645,225
Indonesia – 0.59%
Delta Dunia Makmur †	35,848,100	1,311,169
Indofood Sukses Makmur	3,235,800	1,675,883
		2,987,052
Israel – 3.66%
Bank Hapoalim	991,921	6,273,784
Bank Leumi Le-Israel	1,046,680	6,326,211
Check Point Software
Technologies †	44,753	4,593,895
CyberArk Software †	12,850	952,699
Nice ADR †	2,271	245,745
		18,392,334

2 NQ-OPTIE [12/18] 2/19 (738648)

(Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Italy – 0.76%
La Doria	39,397	$357,927
Prysmian	147,519	2,870,280
Recordati	17,097	592,073
		3,820,280
Japan – 10.43%
Astellas Pharma	293,500	3,749,941
Daiichi Sankyo	34,700	1,109,904
Denso	103,100	4,563,999
Fujitsu	82,400	5,136,499
Genki Sushi	600	24,259
Hitachi	96,600	2,560,890
Hosokawa Micron	1,000	37,895
Internet Initiative Japan	1,600	36,275
Jalux	1,000	23,213
Japan Best Rescue System	2,700	30,992
Japan Exchange Group	5,800	93,553
Japan Post Insurance	4,300	99,482
Juki	8,200	82,736
Konami Holdings	17,400	764,590
Kumagai Gumi	11,700	351,584
Medipal Holdings	29,600	633,268
Mixi	88,600	1,859,350
Mizuno	2,800	59,450
Nichiha	17,100	430,124
Noritake	600	24,768
Oracle Japan	6,900	437,997
Otsuka Holdings	6,800	277,877
Rohto Pharmaceutical	101,700	2,775,920
Ryobi	2,000	47,548
Secom	60,300	5,001,919
Shizuoka Bank	18,900	147,326
Showa	5,000	58,506
SoftBank Group	41,600	2,724,766
Sojitz	34,400	119,117
Sumitomo Dainippon Pharma	118,700	3,785,380
Sumitomo Mitsui Financial
Group	11,800	388,988
Suzuken	88,500	4,506,653
T&D Holdings	34,400	397,923
Teikoku Electric
Manufacturing	2,500	29,319
T-Gaia	78,900	1,489,300
Tokyo Electric Power Co.
Holdings †	856,900	5,090,018
Tokyo Sangyo	4,700	21,120
Toray Industries	474,600	3,355,478
ValueCommerce	7,000	77,995
YA-MAN Class MAN	3,500	43,696
		52,449,618
Mexico – 1.41%
Alfa Class A	149,450	177,879
Alpek †	883,290	1,080,080
Bolsa Mexicana de Valores	49,757	84,820
Credito Real	28,325	25,108
Grupo Aeroportuario del
Centro Norte	19,792	94,459
Grupo Financiero Banorte	656,842	3,206,374
Grupo Financiero Inbursa
Class O	170,518	246,166
Industrias CH Class B †	20,227	87,478
Mexichem	829,988	2,107,940
		7,110,304
Netherlands – 5.19%
ASR Nederland	30,021	1,189,433
EXOR	35,766	1,941,642
Heineken	46,638	4,125,220
Koninklijke Ahold Delhaize	231,972	5,867,136
Koninklijke KPN	529,765	1,553,864
Koninklijke Philips	110,891	3,929,761
NN Group	53,828	2,146,235
Royal Dutch Shell Class A	141,022	4,145,231
TomTom †	30,413	275,281
Wolters Kluwer	15,317	906,605
		26,080,408
Norway – 2.49%
DNB	297,842	4,780,860
Equinor	31,652	671,407
Equinor ADR *	210,941	4,465,621
Norsk Hydro	572,289	2,593,076
		12,510,964
Poland – 0.25%
Asseco Poland	24,238	299,031
Ciech	12,055	142,840
Jastrzebska Spolka
Weglowa †	12,737	230,283
LiveChat Software	8,172	55,356
Lubelski Wegiel Bogdanka †	2,240	30,902
Polskie Gornictwo Naftowe i
Gazownictwo	225,101	416,205
Warsaw Stock Exchange	6,598	64,662
		1,239,279

(continues)     NQ-OPTIE [12/18] 2/19 (738648) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Portugal – 0.01%
NOS SGPS	8,504	$51,592
		51,592
Republic of Korea – 3.01%
AK Holdings	1,597	77,465
BNK Financial Group	30,687	201,528
Daelim Industrial	9,638	885,405
DGB Financial Group	55,979	417,002
Hana Financial Group	4,936	160,533
Hancom	14,757	172,058
Handsome	2,323	75,469
Hansol Paper	3,511	52,281
Industrial Bank of Korea †	61,223	771,046
JB Financial Group	37,570	192,099
Kia Motors	21,272	641,178
KoMiCo	1,475	28,311
Korea Gas †	2,610	112,814
Korean Air Lines	7,339	217,530
KT ADR †	55,150	784,233
LG Electronics	18,597	1,042,794
LS Industrial Systems	2,066	90,768
MegaStudyEdu	2,005	46,847
Samsung Electronics	122,802	4,274,949
Sempio Foods	2,914	72,624
SK Hynix	82,451	4,494,941
WiSoL	22,621	314,000
Zeus	2,727	27,910
		15,153,785
Russia – 0.06%
Globaltrans Investment GDR	3,093	28,023
Tatneft ADR	4,613	290,619
		318,642
Singapore – 1.41%
DBS Group Holdings	230,200	4,001,202
Jardine Cycle & Carriage	28,500	739,187
United Industrial	872,100	1,746,823
United Overseas Bank	33,600	605,710
		7,092,922
South Africa – 0.60%
AECI	33,938	196,988
African Rainbow Minerals	7,628	75,471
Anglo American Platinum	37,910	1,417,406
Investec	71,097	393,646
MMI Holdings †	110,586	131,666
Reunert	64,228	316,151
Telkom	109,756	482,812
		3,014,140
Spain – 2.60%
Amadeus IT Group	96,312	6,713,662
Atlantica Yield	256,848	5,034,221
Cia de Distribucion Integral
Logista Holdings	10,441	261,506
Repsol	65,286	1,053,204
		13,062,593
Sweden – 0.42%
Betsson	7,275	60,172
ICA Gruppen	3,039	108,565
Swedish Match	35,715	1,406,008
Swedish Orphan Biovitrum †	25,272	550,324
		2,125,069
Switzerland – 4.10%
Allreal Holding	2,417	376,532
Credit Suisse Group ADR	250,817	2,723,873
Ferrexpo	1,036,110	2,570,598
Novartis ADR	68,371	5,866,915
Roche Holding	23,678	5,878,273
Sonova Holding	6,111	1,004,931
STMicroelectronics	16,075	229,948
Swiss Life Holding	4,111	1,586,721
Zehnder Group	11,237	382,330
		20,620,121
Taiwan – 3.08%
APCB	67,000	56,359
ASE Technology Holding	1,489,671	2,822,711
Asia Cement	781,000	863,748
Chia Chang	155,000	171,691
China Petrochemical
Development †	2,128,000	758,917
Elan Microelectronics	143,500	352,426
E-LIFE MALL	12,710	25,964
Hon Hai Precision Industry	1,109,200	2,552,754
Lumax International	22,000	44,638
Radiant Opto-Electronics	518,000	1,430,273
Simplo Technology	27,000	183,070
Taiwan Business Bank	1,457,040	490,571
Taiwan FamilyMart	17,000	117,394
Taiwan Semiconductor
Manufacturing	762,000	5,533,060
Wisdom Marine Lines	89,000	83,880
		15,487,456
Thailand – 2.01%
Indorama Ventures
Class F	240,800	401,210
IRPC GDR NVDR	3,935,400	695,161
Krung Thai Bank NVDR	2,935,400	1,731,930

4 NQ-OPTIE [12/18] 2/19 (738648)

(Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Thailand (continued)
PTT Exploration & Production	224,800	$783,624
PTT Exploration & Production
NVDR	911,700	3,163,939
PTT Global Chemical	100,100	219,046
PTT Global Chemical GDR
NVDR	112,200	245,841
PTT NVDR	1,162,039	1,638,809
Siamgas & Petrochemicals	444,700	116,045
Thai Oil NVDR	276,600	562,153
Thanachart Capital GDR
NVDR	365,600	559,035
		10,116,793
Turkey – 0.57%
Celebi Hava Servisi	6,269	75,098
Turk Hava Yollari †	748,258	2,277,645
Turkiye Halk Bankasi	400,884	531,735
		2,884,478
United Kingdom – 6.53%
3i Group	35,040	345,416
Barclays	1,713,753	3,287,883
BT Group	117,424	356,361
Burberry Group	36,862	815,413
Coca-Cola European Partners
Class COLA EUROPE	5,552	254,559
Compass Group	37,424	787,060
Diageo	167,131	5,954,054
Dialog Semiconductor †	21,808	565,125
Drax Group	60,523	276,788
Elektron Technology †	43,955	24,371
Evraz	138,163	846,173
HSBC Holdings	488,970	4,031,747
Hudson Class A †	24,568	421,341
IG Design Group	1,920	14,072
Indivior †	377,052	539,943
International Consolidated
Airlines Group	100,406	790,901
ITV	1,324,355	2,107,497
London Stock Exchange
Group	12,717	658,413
Luxfer Holdings	5,500	96,965
Nomad Foods †	133,592	2,233,658
Redrow	21,557	135,020
RELX	206,814	4,258,120
Rio Tinto ADR *	76,716	3,719,192
Softcat	38,345	287,382
		32,807,454
United States – 6.29%
Atlassian †	21,089	1,876,499
Bausch Health †	22,600	417,997
BRP	10,000	258,863
Carnival	85,451	4,212,734
Core Laboratories *	43,707	2,607,560
Everest Re Group	19,810	4,313,826
ICON †	95,849	12,384,649
JBS	1,119,000	3,346,245
Project Star =π†	1,420	262,098
Project Star Series G =π†	470	86,751
QIAGEN †	54,253	1,853,866
		31,621,088
Total Common Stock
(cost $499,302,413)		491,891,619

Preferred Stock – 1.15%Δ
Brazil – 1.13%
Petroleo Brasileiro 3.64%	669,700	3,918,931
Randon Implementos E
Participacoes 1.07%	71,400	170,590
Telefonica Brasil 8.67%	133,800	1,595,968
		5,685,489
Colombia – 0.02%
Banco Davivienda 2.48%	9,006	85,193
		85,193
Total Preferred Stock
(cost $4,921,290)		5,770,682

Right – 0.00%Δ
Spain – 0.00%
Repsol†	65,286	29,921
Total Right (cost $29,739)		29,921

	Principal
	amount°
Short-Term Investments – 0.40%
Discount Note – 0.06%≠
Federal Home Loan Bank
1.049% 1/2/19	320,112	$320,112
		320,112

(continues)     NQ-OPTIE [12/18] 2/19 (738648) 5

Schedule of investments

Optimum International Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.33%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase
at $200,103 (cash
collateralized
of $200,070)	200,070	$200,070
Bank of Montreal
2.60%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price $550,273
(collateralized by US
government obligations
0.00%–3.75%
1/24/19–2/15/47; market
value $561,197)	550,193	550,193
BNP Paribas
2.93%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price $899,809
(collateralized by US
government obligations
0.00%–8.00%
2/15/19–8/15/46; market
value $917,656)	899,662	899,662
		1,649,925
US Treasury Obligation – 0.01%≠
US Treasury Bill 1.492%
1/3/19	33,866	33,864
		33,864

Total Short-Term
Investments
(cost $2,003,880)		2,003,901
Total Value of Securities
Before Securities Lending
Collateral – 99.39%
(cost $506,257,322)		499,696,123

Securities Lending Collateral – 2.70%
Repurchase Agreements – 2.45%
Bank of Montreal
2.85%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$3,159,176 (collateralized
by US government
obligations
0.000%–3.375%
1/10/19–9/9/49; market
value $3,221,858)	3,158,676	3,158,676
Bank of Nova Scotia
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$3,159,194 (collateralized
by US government
obligations
0.125%–7.875%
3/31/19–15/11/23; market
value $3,222,387)	3,158,676	3,158,676
Credit Agricole
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase
price $2,832,008
(collateralized by US
government obligations
2.750% 9/9/49;
market value $2,888,183)	2,831,544	2,831,544
Merrill Lynch, Pierce, Fenner &
Smith
2.93%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase
price $3,159,190
(collateralized by US
government obligations
1.250% 8/31/19;
market value $3,221,855)	3,158,676	3,158,676
		12,307,572
Short-Term Floating Rate Notes – 0.25%
Bank of Montreal (Chicago)
3.05% (LIBOR03M +
0.25%) 3/18/19	329,000	329,126
CommonWealth Bank of
Australia 3.00%
(LIBOR03M + 0.20%)
3/18/19	619,000	619,433
Royal Bank of Canada (New
York) 2.62% (LIBOR03M +
0.17%) 4/18/19	310,000	310,053
		1,258,612

Total Securities Lending
Collateral
(cost $13,565,572)		13,566,184

Total Value of
Securities – 102.09%
(cost $519,822,894)		$513,262,307■

6 NQ-OPTIE [12/18] 2/19 (738648)

(Unaudited)

Obligation to Return
Securities Lending
Collateral – (2.69%)	(13,548,062)
Receivables and Other
Assets Net of
Liabilities – 0.60%	3,042,509
Net Assets Applicable to
43,801,978 Shares
Outstanding – 100.00%	$502,756,754
____________________

*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $ 7,409,203 of securities loaned.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Dec. 31, 2018, the aggregate value of restricted securities was $348,849, which represented 0.07% of the Fund’s net assets. See the table below for additional details on restricted securities.
†	Non-income producing security.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Project Star	5/7/14	$999,482	$262,098
Project Star Series G	10/29/14	396,443	86,751
Total		$1,395,925	$348,849

The following foreign currency exchange contracts were outstanding at Dec. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BBH	NOK	(2,486,863)	USD	283,421	1/2/19	$(4,048)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

(continues)     NQ-OPTIE [12/18] 2/19 (738648) 7

Schedule of investments

Optimum International Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BBH – Brown Brothers Harriman & Co.
GDR – Global Depositary Receipt
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
NVDR – Non-Voting Depositary Receipt
NOK – Norwegian Krone
USD – US Dollar

See accompanying notes.

8 NQ-OPTIE [12/18] 2/19 (738648)

Notes

Optimum International Fund
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Optimum Fund Trust (Trust) – Optimum International Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTIE [12/18] 2/19 (738648) 9

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$18,103,317	$—	$—	$18,103,317
Austria	—	9,566,993	—	9,566,993
Belgium	76,954	—	—	76,954
Brazil	18,146,351	—	—	18,146,351
Canada	37,721,367	—	—	37,721,367
Chile	3,139,179	—	—	3,139,179
China/Hong Kong	55,400,029	—	—	55,400,029
Colombia	3,835,872	—	—	3,835,872
Czech Republic	—	1,862,178	—	1,862,178
Denmark	—	6,919,212	—	6,919,212
Finland	—	3,853,598	—	3,853,598
France	25,361,503	—	—	25,361,503
Germany	751,438	15,843,626	—	16,595,064
Greece	94,463	—	—	94,463
Hungary	—	1,623,942	—	1,623,942
India	10,645,225	—	—	10,645,225
Indonesia	—	2,987,052	—	2,987,052
Israel	18,392,334	—	—	18,392,334
Italy	—	3,820,280	—	3,820,280
Japan	—	52,449,618	—	52,449,618
Mexico	7,110,304	—	—	7,110,304
Netherlands	24,138,766	1,941,642	—	26,080,408
Norway	4,465,621	8,045,343	—	12,510,964
Poland	55,356	1,183,923	—	1,239,279
Portugal	51,592	—	—	51,592
Republic of Korea	859,702	14,294,083	—	15,153,785
Russia	318,642	—	—	318,642
Singapore	7,092,922	—	—	7,092,922
South Africa	3,014,140	—	—	3,014,140
Spain	13,062,593	—	—	13,062,593
Sweden	550,324	1,574,745	—	2,125,069
Switzerland	11,391,334	9,228,787	—	20,620,121
Taiwan	—	15,487,456	—	15,487,456
Thailand	1,403,880	8,712,913	—	10,116,793
Turkey	2,884,478	—	—	2,884,478
United Kingdom	32,242,329	565,125	—	32,807,454
United States	29,418,373	1,853,866	348,849	31,621,088
Preferred Stock	5,770,682	—	—	5,770,682
Right	29,921	—	—	29,921
Short-Term Investments	—	2,003,901	—	2,003,901
Securities Lending Collateral	—	13,566,184	—	13,566,184
Total Value of Securities	$335,528,991	$177,384,467	$348,849	$513,262,307

10 NQ-OPTIE [12/18] 2/19 (738648)

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	—	(4,048)	—	(4,048)

1 Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition no other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)     NQ-OPTIE [12/18] 2/19 (738648) 11

Schedule of investments

Optimum Large Cap Growth Fund
December 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.68%✧
Communication Services – 14.52%
Activision Blizzard	68,900	$3,208,673
Alphabet Class A †	31,529	32,946,544
Alphabet Class C †	44,035	45,603,086
Comcast Class A	412,710	14,052,775
Electronic Arts †	79,826	6,299,070
Facebook Class A †	405,704	53,183,737
IAC/InterActiveCorp †	17,300	3,166,592
Netflix †	40,300	10,786,698
Tencent Holdings (China)
(Hong Kong Exchange)	427,200	17,130,554
Walt Disney	237,995	26,096,152
		212,473,881
Consumer Discretionary – 17.00%
Alibaba Group Holding ADR †	176,674	24,216,705
Amazon.com †	71,230	106,985,323
Aptiv	106,481	6,556,035
Booking Holdings †	8,784	15,129,737
Chipotle Mexican Grill †	20,920	9,033,047
Dollar General	25,800	2,788,464
Dollar Tree †	81,090	7,324,049
Dollarama	157,577	3,747,821
Ferrari (Italy)	40,058	3,983,367
Home Depot	80,390	13,812,610
Las Vegas Sands	100,800	5,246,640
McDonald’s	33,900	6,019,623
MGM Resorts International	131,600	3,192,616
NIKE Class B	114,264	8,471,533
NVR †	1,210	2,948,758
Tesla †	33,892	11,279,258
Wynn Resorts	64,091	6,339,241
Yum China Holdings	350,460	11,750,924
		248,825,751
Consumer Staples – 3.28%
Anheuser-Busch InBev ADR	177,410	11,675,352
Coca-Cola	217,980	10,321,353
Costco Wholesale	57,928	11,800,513
McCormick & Co.	49,333	6,869,127
Philip Morris International	109,954	7,340,529
		48,006,874
Energy – 0.86%
Pioneer Natural Resources	45,044	5,924,187
Schlumberger	183,660	6,626,453
		12,550,640
Financials – 5.22%
American Express	122,210	11,649,057
BlackRock	31,630	12,424,897
Charles Schwab	524,990	21,802,835
Chubb (Switzerland)	47,900	6,187,722
Intercontinental Exchange	71,222	5,365,153
JPMorgan Chase & Co.	37,400	3,650,988
Morgan Stanley	109,900	4,357,535
S&P Global	6,600	1,121,604
TD Ameritrade Holding	200,723	9,827,398
WeWork Companies =π†	881	43,362
		76,430,551
Healthcare – 16.04%
Alexion Pharmaceuticals †	158,158	15,398,263
Anthem	41,900	11,004,197
Becton Dickinson and Co.	65,713	14,806,453
Biogen †	48,810	14,687,905
BioMarin Pharmaceutical †	85,760	7,302,464
Celgene †	182,850	11,718,857
Centene †	52,773	6,084,727
Cigna	53,576	10,175,154
Eli Lilly & Co.	18,400	2,129,248
HCA Healthcare	15,477	1,926,113
Humana	9,900	2,836,152
Intuitive Surgical †	24,923	11,936,123
Johnson & Johnson	79,030	10,198,821
Regeneron Pharmaceuticals †	24,160	9,023,760
Stryker	89,910	14,093,393
Thermo Fisher Scientific	68,760	15,387,800
UnitedHealth Group	175,277	43,665,006
Vertex Pharmaceuticals †	69,348	11,491,657
WellCare Health Plans †	20,644	4,873,842
Zoetis	186,660	15,966,896
		234,706,831
Industrials – 8.46%
Boeing	83,042	26,781,045
Caterpillar	73,310	9,315,502
Equifax	56,073	5,222,078
Fortive	104,613	7,078,116
Honeywell International	129,170	17,065,940
IHS Markit (United
Kingdom) †	192,036	9,211,967
Northrop Grumman	26,000	6,367,400
Roper Technologies	28,115	7,493,210
TransUnion	109,764	6,234,595
United Parcel Service Class B	108,200	10,552,746
Wabtec	39,132	2,749,023

(continues)     NQ-OPTLG [12/18] 2/19 (738684) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Industrials (continued)
WW Grainger	55,540	$15,682,274
		123,753,896
Information Technology – 28.37%
Adobe †	85,670	19,381,981
Akamai Technologies †	219,560	13,410,725
Apple	139,381	21,985,959
ASML Holding (Netherlands)	33,900	5,275,518
Fidelity National Information
Services	60,300	6,183,765
Fiserv †	79,488	5,841,573
Intuit	51,249	10,088,366
Mastercard Class A	111,765	21,084,467
Microsoft	701,664	71,268,012
Nutanix Class A †	184,230	7,662,126
NVIDIA	85,850	11,460,975
Oracle	333,640	15,063,846
Palo Alto Networks †	63,120	11,888,652
PayPal Holdings †	263,172	22,130,133
QUALCOMM	223,610	12,725,645
Red Hat †	136,677	24,005,948
salesforce.com †	73,700	10,094,689
ServiceNow †	25,374	4,517,841
Splunk †	159,320	16,704,702
Symantec	500,156	9,450,448
Texas Instruments	124,030	11,720,835
Visa Class A	387,080	51,071,335
VMware Class A	106,219	14,565,811
Workday Class A †	48,068	7,675,498
Worldpay Class A †	129,005	9,859,852
		415,118,702
Materials – 2.09%
DowDuPont	98,800	5,283,824
Ecolab	94,070	13,861,215
Linde	73,490	11,467,380
		30,612,419
Real Estate – 1.07%
Crown Castle International	37,540	4,077,970
Equinix	32,880	11,592,173
		15,670,143
Utilities – 0.77%
American Water Works	15,900	1,443,243
NextEra Energy	19,207	3,338,561
Sempra Energy	59,969	6,488,046
		11,269,850
Total Common Stock
(cost $1,248,658,467)		1,429,419,538

Convertible Preferred Stock – 0.62%
Airbnb Private Placement
Series D =π†	23,130	2,454,787
Series E =π†	13,611	1,444,535
Magic Leap =π†	43,435	1,114,108
Uber Technologies
Series G =π†	34,197	1,584,471
WeWork Companies
Series E =π†	22,244	1,094,838
Xiaoju Kuaizhi (China) =π†	32,416	1,444,295
Total Convertible Preferred
Stock (cost $6,497,745)		9,137,034

	Principal
	Amount°
Convertible Bond – 0.09%
Caesars Entertainment
5.00% maturity date
10/1/24	1,045,509	1,300,369
Total Convertible Bond (cost $1,768,470)		1,300,369

Short-Term Investments – 1.39%
Discount Note – 0.23%≠
Federal Home Loan Bank
1.05% 1/2/19	3,306,583	3,306,583
		3,306,583
Repurchase Agreements – 1.16%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase at $2,066,953
(cash collateralized
of $2,066,614)	2,066,614	2,066,614
Bank of Montreal
2.60%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$5,684,010 (collateralized
by US government
obligations 0.00%–3.75%
1/24/19–2/15/47; market
value $5,796,854)	5,683,189	5,683,189
2 NQ-OPTLG [12/18] 2/19 (738684)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.93%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$9,294,519 (collateralized
by US government
obligations 0.00%–8.00%
2/15/19–8/15/46; market
value $9,478,867)	9,293,007	$9,293,007
		17,042,810

Total Short-Term
Investments
(cost $20,349,200)		20,349,393

Total Value of
Securities – 99.78%
(cost $1,277,273,882)		1,460,206,334
Receivables and Other
Assets Net of
Liabilities – 0.22%		3,233,886
Net Assets Applicable to
95,221,645 Shares
Outstanding – 100.00%		$1,463,440,220
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Dec. 31, 2018, the aggregate value of restricted securities was $9,180,396, which represented 0.63% of the Fund’s net assets. table below for additional details on restricted securities.
†	Non-income producing security.

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private
Placement
Series D	4/16/14	$941,692	$2,454,787
Airbnb Private
Placement
Series E	7/14/15	1,267,108	1,444,535
Magic Leap	1/20/16	1,000,438	1,114,108
Uber
Technologies
Series G	12/3/15	1,667,863	1,584,471
WeWork
Companies	6/23/15	28,976	43,362
WeWork
Companies
Series E	6/23/15	731,596	1,094,838
Xiaoju Kuaizhi
(China)	10/19/15	889,048	1,444,295
Total		$6,526,721	$9,180,396

Summary of abbreviations:
ADR – American Depositary Receipt
USD – US Dollar

See accompanying notes.

(continues)     NQ-OPTLG [12/18] 2/19 (738684) 3

Notes

Optimum Large Cap Growth Fund
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLG [12/18] 2/19 (738684)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Communication Services	$212,473,881	$—	$—	$212,473,881
Communication Services	212,473,881	—	—	212,473,881
Consumer Staples	48,006,874	—	—	48,006,874
Energy	12,550,640	—	—	12,550,640
Financials	76,387,189	—	43,362	76,430,551
Healthcare	234,706,831	—	—	234,706,831
Industrials	123,753,896	—	—	123,753,896
Information Technology	415,118,702	—	—	415,118,702
Materials	30,612,419	—	—	30,612,419
Real Estate	15,670,143	—	—	15,670,143
Utilities	11,269,850	—	—	11,269,850
Convertible Preferred Stock	—	—	9,137,034	9,137,034
Corporate Debt	—	1,300,369	—	1,300,369
Short-Term Investments	—	20,349,393	—	20,349,393
Total Value of Securities	$1,429,376,176	$21,649,762	$9,180,396	$1,460,206,334

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-OPTLG [12/18] 2/19 (738684) 5

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

6 NQ-OPTLG [12/18] 2/19 (738684)

Schedule of investments

Optimum Large Cap Value Fund
December 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.80%
Communication Services – 7.19%
AT&T	519,791	$14,834,835
Comcast Class A	944,666	32,165,877
Interpublic Group of Cos	255,150	5,263,746
Omnicom Group	125,049	9,158,589
Verizon Communications	503,657	28,315,597
Viacom Class B	155,584	3,998,509
Walt Disney	65,456	7,177,250
		100,914,403
Consumer Discretionary – 2.05%
Aptiv	81,692	5,029,776
BorgWarner	212,411	7,379,158
Hanesbrands	166,676	2,088,450
Harley-Davidson	24,457	834,473
Home Depot	33,724	5,794,458
Lear	11,279	1,385,738
PVH	67,460	6,270,407
		28,782,460
Consumer Staples – 7.51%
Altria Group	94,945	4,689,334
Archer-Daniels-Midland	86,158	3,529,893
Colgate-Palmolive	23,508	1,399,196
Danone (France)	46,020	3,243,263
Diageo (United Kingdom)	254,172	9,054,895
General Mills	158,553	6,174,054
JM Smucker	27,520	2,572,845
Kimberly-Clark	21,249	2,421,111
Nestle (Switzerland)	135,398	10,989,279
PepsiCo	134,036	14,808,297
Philip Morris International	240,079	16,027,674
Procter & Gamble	196,964	18,104,931
Reckitt Benckiser Group (United Kingdom)	45,730	3,504,825
Tyson Foods Class A	166,326	8,881,808
		105,401,405
Energy – 7.18%
Chevron	225,307	24,511,149
ConocoPhillips	218,286	13,610,132
EOG Resources	171,303	14,939,335
Exxon Mobil	153,448	10,463,619
Helmerich & Payne	114,877	5,507,203
Marathon Petroleum	200,792	11,848,736
Occidental Petroleum	71,585	4,393,887
Phillips 66	90,443	7,791,664
Schlumberger	215,251	7,766,256
		100,831,981
Financials – 24.25%
Allstate	80,379	6,641,717
American Express	163,299	15,565,661
Aon (United Kingdom)	98,018	14,247,896
Bank of America	894,527	22,041,145
Bank of New York Mellon	173,002	8,143,204
Berkshire Hathaway Class B †	62,019	12,663,039
BlackRock	16,775	6,589,556
Chubb (Switzerland)	108,952	14,074,419
Citigroup	245,981	12,805,771
Discover Financial Services	155,053	9,145,026
E*TRADE Financial	141,737	6,219,420
Goldman Sachs Group	68,407	11,427,389
Intercontinental Exchange	124,889	9,407,888
JPMorgan Chase & Co.	603,043	58,869,058
MetLife	178,895	7,345,429
Moody’s	32,210	4,510,688
Morgan Stanley	155,622	6,170,412
Nasdaq	95,922	7,824,358
PNC Financial Services Group	80,373	9,396,407
Prudential Financial	126,341	10,303,109
State Street	231,041	14,571,756
SunTrust Banks	163,087	8,226,108
T Rowe Price Group	35,138	3,243,940
Travelers	167,175	20,019,206
US Bancorp	321,510	14,693,007
Wells Fargo & Co.	566,954	26,125,240
		340,270,849
Healthcare – 17.36%
Abbott Laboratories	131,323	9,498,593
Allergan	41,273	5,516,549
Biogen †	26,716	8,039,379
Cigna	57,044	10,833,884
CVS Health	163,171	10,690,964
Danaher	159,736	16,471,976
Eli Lilly & Co.	91,381	10,574,609
Gilead Sciences	121,499	7,599,762
Hill-Rom Holdings	53,654	4,751,062
Johnson & Johnson	255,863	33,019,120
McKesson	42,049	4,645,153
Medtronic (Ireland)	348,172	31,669,725
Merck & Co.	322,257	24,623,657
Novartis (Switzerland)	20,975	1,796,389
Pfizer	873,281	38,118,716
Roche Holding (Switzerland)	8,984	2,230,358
Thermo Fisher Scientific	76,357	17,087,933
UnitedHealth Group	25,620	6,382,454
		243,550,283

(continues)     NQ-OPTLV [12/18] 2/19 (738403) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Industrials – 13.23%
3M	42,220	$8,044,599
Boeing	30,802	9,933,645
Canadian National Railway (Canada)	52,766	3,910,488
Caterpillar	54,987	6,987,198
Delta Air Lines	208,525	10,405,398
Eaton	95,248	6,539,728
Equifax	52,567	4,895,565
HD Supply Holdings †	37,612	1,411,202
Honeywell International	148,964	19,681,124
Illinois Tool Works	76,634	9,708,761
Ingersoll-Rand	182,082	16,611,341
Johnson Controls International	369,064	10,942,748
Lockheed Martin	15,316	4,010,341
Northrop Grumman	47,144	11,545,566
Owens Corning	105,606	4,644,552
Parker-Hannifin	52,658	7,853,414
Raytheon	64,542	9,897,516
Stanley Black & Decker	52,581	6,296,049
Union Pacific	58,519	8,089,081
United Parcel Service Class B	39,064	3,809,912
United Technologies	70,647	7,522,493
Waste Management	144,483	12,857,542
		185,598,263
Information Technology – 9.59%
Accenture Class A (Ireland)	140,223	19,772,845
Amdocs	28,343	1,660,333
Analog Devices	45,462	3,902,003
Broadcom	46,741	11,885,301
Cisco Systems	515,426	22,333,409
Cognizant Technology Solutions Class A	54,099	3,434,205
DXC Technology	47,811	2,542,111
Fidelity National Information Services	83,187	8,530,827
Fiserv †	99,373	7,302,922
Intel	140,037	6,571,936
Microsoft	138,694	14,087,150
ON Semiconductor †	288,797	4,768,038
Oracle	252,281	11,390,487
QUALCOMM	88,323	5,026,462
Texas Instruments	119,837	11,324,597
		134,532,626
Materials – 2.64%
Air Products & Chemicals	59,852	9,579,313
Crown Holdings †	33,325	1,385,320
DowDuPont	44,375	2,373,175
Nucor	77,385	4,009,317
PPG Industries	129,613	13,250,337
Sherwin-Williams	16,544	6,509,402
		37,106,864
Real Estate – 2.68%
Alexandria Real Estate Equities	60,746	7,000,369
AvalonBay Communities	29,000	5,047,450
Equity LifeStyle Properties	87,868	8,534,619
Highwoods Properties	99,899	3,865,092
Prologis	178,257	10,467,251
Public Storage	13,689	2,770,790
		37,685,571
Utilities – 4.12%
American Electric Power	120,304	8,991,521
DTE Energy	90,473	9,979,172
Duke Energy	155,839	13,448,906
Southern	174,151	7,648,712
Xcel Energy	359,240	17,699,755
		57,768,066
Total Common Stock
(cost $1,254,375,823)		1,372,442,771

	Principal
	amount°
Short-Term Investments – 1.96%
Discount Note – 0.31%≠
Federal Home Loan Bank 1.05% 1/2/19	4,335,330	4,335,330
		4,335,330
Repurchase Agreements – 1.59%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase at $2,710,025
(cash collateralized
of $2,709,581)	2,709,581	2,709,581
Bank of Montreal
2.60%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$7,452,425 (collateralized
by US government
obligations 0.00%–3.75%
1/24/19–2/15/47; market
value $7,600,376)	7,451,349	7,451,349

2 NQ-OPTLV [12/18] 2/19 (738403)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.93%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$12,186,239
(collateralized by US
government obligations
0.00%–8.00%
2/15/19–8/15/46; market
value $12,427,941)	12,184,255	$12,184,255
		22,345,185
US Treasury Obligation – 0.06%≠
US Treasury Bill 1.493%
1/3/19	751,598	751,550
		751,550
Total Short-Term
Investments
(cost $27,431,766)		27,432,065
Total Value of
Securities – 99.76%
(cost $1,281,807,589)		1,399,874,836
Receivables and Other
Assets Net of
Liabilities – 0.24%		3,393,461
Net Assets Applicable to
99,025,315 Shares
Outstanding – 100.00%		$1,403,268,297
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

USD – US Dollar

See accompanying notes.

(continues)     NQ-OPTLV [12/18] 2/19 (738403) 3

Notes

Optimum Large Cap Value Fund
December 31, 2018 (Unaudited)

1. Significant Accounting Policies
Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLV [12/18] 2/19 (738403)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Communication Services	$100,914,403	$—	$100,914,403
Consumer Discretionary	28,782,460	—	28,782,460
Consumer Staples	94,412,126	10,989,279	105,401,405
Energy	100,831,981	—	100,831,981
Financials	340,270,849	—	340,270,849
Healthcare	239,523,536	4,026,747	243,550,283
Industrials	185,598,263	—	185,598,263
Information Technology	134,532,626	—	134,532,626
Materials	37,106,864	—	37,106,864
Real Estate	37,685,571	—	37,685,571
Utilities	57,768,066	—	57,768,066
Short-Term Investments	—	27,432,065	27,432,065
Total Value of Securities	$1,357,426,745	$42,448,091	$1,399,874,836

As a result of utilizing international fair value pricing at Dec. 31, 2018, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. During the period ended Dec. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements
In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec.15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [12/18] 2/19 (738403) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
December 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 96.44%✧
Communication Services – 2.99%
Glu Mobile †	310,031	$2,501,950
IAC/InterActiveCorp †	37,985	6,952,774
Lions Gate Entertainment
Class A	16,245	261,545
Lions Gate Entertainment
Class B	72,372	1,076,895
Madison Square Garden Class A †	8,815	2,359,775
		13,152,939
Consumer Discretionary – 14.11%
Advance Auto Parts	17,729	2,791,608
At Home Group †	64,587	1,205,193
BJ’s Restaurants	33,119	1,674,828
Burlington Stores †	24,827	4,038,608
Chegg †	190,933	5,426,316
Dave & Buster’s
Entertainment	37,976	1,692,211
Eldorado Resorts †	81,384	2,946,915
Extended Stay America	168,187	2,606,899
Five Below †	28,831	2,949,988
Fox Factory Holding †	32,531	1,915,100
G-III Apparel Group †	211,777	5,906,460
Houghton Mifflin Harcourt †	138,974	1,231,310
International Game
Technology	133,706	1,956,119
iRobot †	43,640	3,654,414
Lululemon Athletica
(Canada) †	40,400	4,913,044
Malibu Boats Class A †	25,318	881,066
Media General CVR =†	49,291	0
Monro	22,341	1,535,944
Strategic Education	28,080	3,184,834
Tiffany	26,069	2,098,815
Ulta Beauty †	19,903	4,873,050
Urban Outfitters †	67,129	2,228,683
Vail Resorts	11,510	2,426,538
		62,137,943
Consumer Staples – 2.15%
Central Garden & Pet
Class A †	75,689	2,365,281
Inter Parfums	49,003	3,213,127
MGP Ingredients	24,831	1,416,609
Performance Food Group †	76,924	2,482,337
		9,477,354
Energy – 1.47%
Berry Petroleum	61,797	540,724
Callon Petroleum †	274,538	1,781,752
Diamondback Energy	18,141	1,681,671
GasLog (Monaco)	78,707	1,295,517
Parsley Energy Class A †	73,362	1,172,325
		6,471,989
Financials – 7.44%
Argo Group International
Holdings (Bermuda)	44,077	2,964,178
Essent Group †	67,409	2,304,040
Evercore Class A	40,050	2,865,978
FirstCash	19,649	1,421,605
Focus Financial Partners Class A †	17,381	457,642
Green Dot Class A †	108,696	8,643,506
MSCI Class A	9,688	1,428,302
ServisFirst Bancshares	45,385	1,446,420
Stifel Financial	45,661	1,891,279
SVB Financial Group †	24,737	4,698,051
Triumph Bancorp †	39,185	1,163,795
Trupanion †	43,101	1,097,351
Virtu Financial Class A	46,926	1,208,814
Virtus Investment Partners	14,838	1,178,582
		32,769,543
Healthcare – 25.51%
ABIOMED †	13,885	4,513,180
ACADIA Pharmaceuticals †	60,509	978,430
Aerie Pharmaceuticals †	55,574	2,006,221
Allscripts Healthcare
Solutions †	110,482	1,065,046
Alnylam Pharmaceuticals †	16,853	1,228,752
Amedisys †	9,835	1,151,777
AMN Healthcare Services †	34,962	1,980,947
Array BioPharma †	345,418	4,922,207
athenahealth †	7,862	1,037,234
AtriCure †	65,786	2,013,052
AxoGen †	38,811	792,909
Bio-Rad Laboratories Class A †	9,185	2,132,941
CareDx †	49,991	1,256,774
Cerus †	189,980	963,199
DexCom †	83,575	10,012,285
Emergent BioSolutions †	23,686	1,404,106
Evolent Health Class A †	294,136	5,868,013
Exact Sciences †	35,397	2,233,551
Flexion Therapeutics †	68,484	775,239
Galapagos ADR †	7,768	712,636
Glaukos †	21,874	1,228,663
Haemonetics †	43,144	4,316,557

(continues)     NQ-OPTSG [12/18] 2/19 (738429) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
HealthEquity †	26,226	$1,564,381
ICON (Ireland) †	20,191	2,608,879
Inogen †	15,410	1,913,460
Insulet †	32,203	2,554,342
Intercept Pharmaceuticals †	9,527	960,226
Intra-Cellular Therapies †	74,816	852,154
Intrexon †	55,427	362,493
Ionis Pharmaceuticals †	23,989	1,296,845
Madrigal Pharmaceuticals †	10,600	1,194,832
Medidata Solutions †	22,947	1,547,087
Merit Medical Systems †	36,017	2,010,109
Molina Healthcare †	65,499	7,612,294
Natera †	47,278	660,001
Neurocrine Biosciences †	40,660	2,903,531
Novocure †	33,988	1,137,918
Nuvectra †	59,126	966,119
OraSure Technologies †	93,544	1,092,594
Pacira Pharmaceuticals †	17,632	758,529
PetIQ †	54,943	1,289,512
Portola Pharmaceuticals †	48,494	946,603
Sage Therapeutics †	18,792	1,800,086
Sangamo Therapeutics †	53,852	618,221
Sarepta Therapeutics †	15,947	1,740,296
SI-BONE †	28,734	600,253
Syneos Health †	58,157	2,288,478
Tabula Rasa HealthCare †	23,238	1,481,655
Tactile Systems Technology †	47,576	2,167,087
Tandem Diabetes Care †	110,940	4,212,392
Teladoc Health †	30,831	1,528,293
Viking Therapeutics †	107,800	824,670
Vocera Communications †	29,957	1,178,808
Wright Medical Group (Netherlands) †	261,194	7,109,701
		112,375,568
Industrials – 12.41%
AAR	35,799	1,336,735
AGCO	32,280	1,797,028
Alaska Air Group	38,900	2,367,065
AO Smith	50,728	2,166,086
ASGN †	46,729	2,546,731
Chart Industries †	40,063	2,605,297
CIRCOR International †	49,761	1,059,909
Copart †	66,024	3,154,627
CoStar Group †	13,116	4,424,551
Dycom Industries †	15,618	843,997
Gardner Denver Holdings †	91,037	1,861,707
Gates Industrial †	105,672	1,399,097
Genesee & Wyoming Class A †	32,930	2,437,479
GrafTech International	127,182	1,454,962
Granite Construction	53,251	2,144,950
Harsco †	49,305	979,197
Hub Group Class A †	32,343	1,198,955
ICF International	20,172	1,306,742
JELD-WEN Holding †	51,544	732,440
KAR Auction Services	39,200	1,870,624
Knight-Swift Transportation Holdings	51,955	1,302,512
Kratos Defense & Security Solutions †	126,938	1,788,556
Masonite International †	22,545	1,010,692
PGT Innovations †	82,778	1,312,031
Schneider National Class B	90,378	1,687,357
Spirit Airlines †	74,006	4,286,427
SPX †	75,587	2,117,192
TransUnion	40,121	2,278,873
Wabash National	89,261	1,167,534
		54,639,353
Information Technology – 28.32%
Advanced Micro Devices †	89,405	1,650,416
Axcelis Technologies †	76,781	1,366,702
Benefitfocus †	34,513	1,577,934
Box Class A †	115,475	1,949,218
Cadence Design Systems †	64,243	2,793,286
Ciena †	72,909	2,472,344
Cloudera †	66,755	738,310
Cornerstone OnDemand †	46,942	2,367,285
Cree †	101,445	4,339,310
CyberArk Software (Israel) †	28,687	2,126,854
Cypress Semiconductor	198,193	2,521,015
Dolby Laboratories Class A	54,460	3,367,806
Etsy †	107,573	5,117,248
Five9 †	152,890	6,684,351
FormFactor †	100,466	1,415,566
GoDaddy Class A †	20,218	1,326,705
GrubHub †	48,401	3,717,681
Hortonworks †	62,551	901,985
Keysight Technologies †	69,194	4,295,563
LiveRamp Holdings †	72,504	2,800,829
Lumentum Holdings †	50,051	2,102,642
Mimecast †	41,231	1,386,598
MongoDB †	15,790	1,322,255
Nanometrics †	31,243	853,871
New Relic †	20,291	1,642,962
Nuance Communications †	118,748	1,571,036

2 NQ-OPTSG [12/18] 2/19 (738429)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Information Technology (continued)
PTC †	72,937	$6,046,477
Pure Storage Class A †	125,308	2,014,953
Q2 Holdings †	68,204	3,379,508
Rapid7 †	72,050	2,245,078
RealPage †	61,036	2,941,325
RingCentral Class A †	80,181	6,610,122
Semtech †	51,826	2,377,259
Silicon Motion Technology
ADR	32,741	1,129,565
SS&C Technologies Holdings	71,617	3,230,643
Talend ADR †	20,156	747,384
Tech Data †	19,110	1,563,389
Teradyne	150,517	4,723,223
Twilio Class A †	26,900	2,402,170
Ultimate Software Group †	7,282	1,783,143
WEX †	11,405	1,597,384
Zebra Technologies Class A †	53,619	8,537,753
Zendesk †	169,516	9,894,649
Zuora Class A †	59,655	1,082,142
		124,715,939
Materials – 1.71%
Boise Cascade	58,266	1,389,644
Orion Engineered Carbons
(Luxembourg)	68,899	1,741,767
Platform Specialty Products †	173,074	1,787,854
Steel Dynamics	46,857	1,407,584
US Concrete †	34,210	1,206,929
		7,533,778
Real Estate – 0.33%
QTS Realty Trust Class A	39,567	1,465,957
		1,465,957
Total Common Stock
(cost $406,199,107)		424,740,363

Convertible Preferred Stock – 0.57%
DocuSign
Series B =π†	1,166	46,733
Series B-1 =π†	349	13,988
Series C =π†	4,474	179,318
Series D =π†	838	33,587
Series E =π†	21,664	868,293
Draftkings
Series D =†	83,549	203,024
Series D-1 =†	100,507	244,232
Honest=π†	15,249	261,215
MarkLogic=π†	83,588	645,299
Total Convertible Preferred
Stock (cost $2,763,119)		2,495,689

	Principal
	amount°
Short-Term Investments – 3.31%
Discount Note – 0.51%≠
Federal Home Loan Bank
1.05% 1/2/19	2,265,324	2,265,324
		2,265,324
Repurchase Agreements – 2.65%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase
at $1,416,059 (cash
collateralized
of $1,415,827)	1,415,827	1,415,827
Bank of Montreal
2.60%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$3,894,087 (collateralized
by US government
obligations 0.00%–3.75%
1/24/19–2/15/47; market
value $3,971,396)	3,893,525	3,893,525
BNP Paribas
2.93%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$6,367,629 (collateralized
by US government
obligations 0.00%–8.00%
2/15/19–8/15/46; market
value $6,493,925)	6,366,593	6,366,593
		11,675,945
US Treasury Obligation – 0.15%≠
US Treasury Bill 1.493%
1/3/19	639,589	639,549
		639,549
Total Short-Term
Investments
(cost $14,580,645)		14,580,818

Total Value of
Securities – 100.32%
(cost $423,542,871)		441,816,870

(continues)     NQ-OPTSG [12/18] 2/19 (738429) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

Liabilities Net of
Receivables and Other
Assets – (0.32%)	(1,398,910)
Net Assets Applicable to
35,649,295 Shares
Outstanding – 100.00%	$440,417,960

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Dec. 31, 2018, the aggregate value of restricted securities was $2,048,433, which represented 0.47% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See the following table for additional details on restricted securities.

†	Non-income producing security.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
DocuSign Series B	2/28/14	$15,312	$46,733
DocuSign Series B-1	2/28/14	4,583	13,988
DocuSign Series C	4/30/15	85,423	179,318
DocuSign Series D	2/28/14	11,005	33,587
DocuSign Series E	2/28/14	284,500	868,293
Honest	8/3/15	697,718	261,215
MarkLogic	4/27/15	970,808	645,299
Total		$2,069,349	$2,048,433

Summary of abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights
USD – US Dollar

See accompanying notes.

4 NQ-OPTSG [12/18] 2/19 (738429)

Notes

Optimum Small-Mid Cap Growth Fund
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSG [12/18] 2/19 (738429) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$424,740,363	$—	$—	$424,740,363
Convertible Preferred Stock	—	—	2,495,689	2,495,689
Short-Term Investments	—	14,580,818	—	14,580,818
Total Value of Securities	$424,740,363	$14,580,818	$2,495,689	$441,816,870

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Dec. 31, 2018. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTSG [12/18] 2/19 (738429)

Schedule of investments

Optimum Small-Mid Cap Value Fund
December 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.57%
Communication Services – 1.90%
AMC Networks Class A †	30,800	$1,690,304
Cable One	2,832	2,322,523
Entercom Communications
Class A	136,100	777,131
Zayo Group Holdings †	171,760	3,922,998
		8,712,956
Consumer Discretionary – 10.53%
American Axle &
Manufacturing Holdings †	114,200	1,267,620
American Eagle Outfitters	62,200	1,202,326
Bed Bath & Beyond	38,700	438,084
Bloomin’ Brands	165,315	2,957,485
BorgWarner	41,200	1,431,288
Brinker International	33,200	1,460,136
Carriage Services	15,300	237,150
Carter’s	25,340	2,068,251
Children’s Place	27,450	2,472,971
Columbia Sportswear	27,225	2,289,350
Cooper-Standard Holdings †	17,300	1,074,676
Dick’s Sporting Goods	47,100	1,469,520
Foot Locker	41,900	2,229,080
Goodyear Tire & Rubber	70,000	1,428,700
Harley-Davidson	28,800	982,656
Haverty Furniture	43,900	824,442
Installed Building Products †	70,245	2,366,554
Kohl’s	36,100	2,394,874
Lear	11,700	1,437,462
MDC Holdings	56,700	1,593,837
Michael Kors Holdings (United
Kingdom) †	15,000	568,800
Murphy USA †	3,000	229,920
Nautilus †	61,000	664,900
Nordstrom	28,400	1,323,724
Office Depot	174,900	451,242
Oxford Industries	35,254	2,504,444
Penske Automotive Group	19,700	794,304
PulteGroup	53,000	1,377,470
Shoe Carnival	31,500	1,055,565
Signet Jewelers	12,800	406,656
Sonic Automotive Class A	76,300	1,049,888
Tenneco Class A	26,400	723,096
Toll Brothers	49,500	1,630,035
Whirlpool	10,600	1,132,822
Williams-Sonoma	47,020	2,372,159
Wyndham Destinations	12,500	448,000
		48,359,487
Consumer Staples – 2.91%
Dean Foods	87,300	332,613
Ingles Markets Class A	35,400	963,588
Ingredion	14,500	1,325,300
J&J Snack Foods	27,454	3,969,574
Nomad Foods (United
Kingdom) †	200,480	3,352,026
Pilgrim’s Pride †	59,400	921,294
Universal	25,300	1,369,995
Weis Markets	23,400	1,118,052
		13,352,442
Energy – 5.02%
Carrizo Oil & Gas †	64,400	727,076
Centennial Resource
Development Class A †	327,023	3,603,793
Gulfport Energy †	150,700	987,085
HollyFrontier	27,100	1,385,352
Laredo Petroleum †	107,200	388,064
McDermott International †	70,728	462,561
Newfield Exploration †	62,600	917,716
Par Pacific Holdings †	49,569	702,888
PBF Energy Class A	50,100	1,636,767
Penn Virginia †	84,060	4,544,284
Southwestern Energy †	230,000	784,300
SRC Energy †	128,400	603,480
US Silica Holdings	39,900	406,182
W&T Offshore †	179,300	738,716
WPX Energy †	454,665	5,160,448
		23,048,712
Financials – 22.04%
Ally Financial	69,800	1,581,668
American Financial Group	11,800	1,068,254
Annaly Capital Management	139,300	1,367,926
Apollo Commercial Real
Estate Finance	77,600	1,292,816
Ares Capital	56,000	872,480
Arthur J Gallagher & Co.	31,445	2,317,497
Assurant	14,900	1,332,656
Assured Guaranty (Bermuda)	34,400	1,316,832
Axis Capital Holdings	25,900	1,337,476
Banco Latinoamericano de
Comercio Exterior
(Panama)	32,105	555,417
BankUnited	34,200	1,023,948
Berkshire Hills Bancorp	44,099	1,189,350
Blackstone Mortgage Trust
Class A	41,500	1,322,190

(continues)     NQ-OPTSV [12/18] 2/19 (738662) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Financials (continued)
Cathay General Bancorp	33,600	$1,126,608
Central Pacific Financial	34,200	832,770
Chemical Financial	115,301	4,221,170
CIT Group	61,800	2,365,086
CNA Financial	60,200	2,657,830
CNO Financial Group	127,400	1,895,712
Customers Bancorp †	37,700	686,140
Everest Re Group (Bermuda)	33,410	7,275,362
First American Financial	30,200	1,348,128
First Busey	45,200	1,109,208
First Hawaiian	92,820	2,089,378
Hancock Whitney	31,300	1,084,545
Hanmi Financial	56,800	1,118,960
HCI Group	17,300	879,013
Heritage Insurance Holdings	32,300	475,456
Home BancShares	224,455	3,667,595
Hope Bancorp	122,400	1,451,664
Houlihan Lokey	118,945	4,377,176
Ladder Capital	78,700	1,217,489
Lazard Class A	39,600	1,461,636
Legg Mason	40,000	1,020,400
Mercury General	93,870	4,854,018
MGIC Investment †	107,200	1,121,312
New Mountain Finance	71,900	904,502
Oaktree Specialty Lending	4,294	18,164
OFG Bancorp	60,700	999,122
Old National Bancorp	71,300	1,098,020
Piper Jaffray	8,200	539,888
Prospect Capital	160,841	1,014,907
Radian Group	69,500	1,137,020
Reinsurance Group of
America	21,200	2,972,876
Santander Consumer USA
Holdings	88,500	1,556,715
Starwood Property Trust	81,600	1,608,336
TCF Financial	163,600	3,188,564
Universal Insurance Holdings	41,300	1,566,096
Unum Group	75,700	2,224,066
Washington Federal	43,100	1,151,201
Western Alliance Bancorp †	116,125	4,585,776
Wintrust Financial	65,835	4,377,369
Zions Bancorp	180,993	7,373,655
		101,231,443
Healthcare – 5.60%
Cooper	15,235	3,877,307
Jazz Pharmaceuticals †	11,700	1,450,332
Lannett †	44,200	219,232
Lantheus Holdings †	56,200	879,530
Mallinckrodt †	41,000	647,800
Owens & Minor	54,900	347,517
PerkinElmer	54,625	4,290,794
Premier Class A †	57,600	2,151,360
Quest Diagnostics	11,600	965,932
STERIS (United Kingdom)	34,360	3,671,366
Teleflex	21,290	5,503,039
United Therapeutics †	16,000	1,742,400
		25,746,609
Industrials – 13.11%
ACCO Brands	146,000	989,880
Acuity Brands	13,900	1,597,805
Aircastle	55,700	960,268
Alaska Air Group	55,900	3,401,515
Albany International Class A	46,917	2,929,028
Allison Transmission Holdings	55,500	2,437,005
Atlas Air Worldwide
Holdings †	24,100	1,016,779
Briggs & Stratton	39,700	519,276
Curtiss-Wright	19,915	2,033,720
Deluxe	29,800	1,145,512
Ennis	45,800	881,650
GATX	1,900	134,539
Hawaiian Holdings	45,300	1,196,373
Herman Miller	46,400	1,403,600
Hubbell	40,120	3,985,521
Huntington Ingalls Industries	32,170	6,122,273
Interface	86,845	1,237,541
JetBlue Airways †	109,300	1,755,358
Middleby †	22,010	2,261,087
NCI Building Systems †	102,100	740,225
nVent Electric	197,030	4,425,294
Oshkosh	24,800	1,520,488
Owens Corning	22,400	985,152
Pentair (United Kingdom)	60,140	2,272,089
Pitney Bowes	45,300	267,723
Regal Beloit	21,400	1,499,070
Ryder System	31,700	1,526,355
Spirit AeroSystems Holdings
Class A	51,200	3,691,008
Terex	24,500	675,465
Timken	37,000	1,380,840
Triton International	35,300	1,096,771
Wabash National	130,500	1,706,940
Woodward	32,556	2,418,585
		60,214,735

2 NQ-OPTSV [12/18] 2/19 (738662)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Information Technology – 11.57%
Advanced Energy Industries †	25,700	$1,103,301
Amdocs	40,600	2,378,348
Arrow Electronics †	18,700	1,289,365
Avnet	44,000	1,588,400
Booz Allen Hamilton Holding	67,834	3,057,278
Ciena †	47,800	1,620,898
Cirrus Logic †	27,400	909,132
Coherent †	20,220	2,137,456
CSG Systems International	18,200	578,214
Diodes †	43,900	1,416,214
Flex †	104,000	791,440
FLIR Systems	52,452	2,283,760
Genpact	87,025	2,348,805
Jabil	74,000	1,834,460
Juniper Networks	98,000	2,637,180
Littelfuse	27,110	4,648,823
Methode Electronics	33,100	770,899
MKS Instruments	41,930	2,709,097
Monolithic Power Systems	31,900	3,708,375
NCR †	67,500	1,557,900
ON Semiconductor †	139,500	2,303,145
OSI Systems †	57,476	4,212,991
Sanmina †	59,300	1,426,758
SYNNEX	3,965	320,531
Tech Data †	23,100	1,889,811
Teradyne	28,900	906,882
TTM Technologies †	84,100	818,293
Western Union	51,400	876,884
Xerox	51,300	1,013,688
		53,138,328
Materials – 8.10%
Albemarle	51,682	3,983,132
Cabot	26,400	1,133,616
Celanese Class A	19,000	1,709,430
Chemours	49,500	1,396,890
Clearwater Paper †	25,400	618,998
Domtar	45,500	1,598,415
Eagle Materials	61,534	3,755,420
Eastman Chemical	15,700	1,147,827
Huntsman	70,700	1,363,803
Kronos Worldwide	88,300	1,017,216
Owens-Illinois †	45,000	775,800
Packaging Corp. of America	14,200	1,185,132
PolyOne	110,514	3,160,700
Rayonier Advanced Materials	65,400	696,510
Reliance Steel & Aluminum	21,500	1,530,155
RPM International	82,230	4,833,479
Schweitzer-Mauduit
International	32,700	819,135
Stepan	8,220	608,280
Summit Materials Class A †	186,421	2,311,620
Trinseo	31,700	1,451,226
US Steel	34,000	620,160
Westrock	39,600	1,495,296
		37,212,240
Real Estate – 13.07%
American Homes 4 Rent
Class A	247,435	4,911,585
Americold Realty Trust	107,176	2,737,275
Apple Hospitality REIT	68,979	983,641
Brandywine Realty Trust	301,750	3,883,523
Brixmor Property Group	121,300	1,781,897
CBL & Associates Properties	63,700	122,304
City Office REIT (Canada)	93,700	960,425
CoreCivic	56,200	1,002,046
Franklin Street Properties	93,612	583,203
Gaming And Leisure
Properties	35,600	1,150,236
Government Properties
Income Trust †	90,400	621,048
Hospitality Properties Trust	104,300	2,490,684
Hudson Pacific Properties	153,805	4,469,573
Industrial Logistics Properties
Trust	44,623	877,730
Kite Realty Group Trust	75,900	1,069,431
Lexington Realty Trust	201,200	1,651,852
Mack-Cali Realty	89,700	1,757,223
Medical Properties Trust	157,100	2,526,168
Omega Healthcare Investors	39,200	1,377,880
One Liberty Properties	51,900	1,257,018
Physicians Realty Trust	334,020	5,354,341
Piedmont Office Realty Trust
Class A	78,300	1,334,232
Preferred Apartment
Communities Class A	72,100	1,013,726
Retail Properties of America
Class A	212,720	2,308,012
Retail Value	5,065	129,613
RPT Realty	104,000	1,242,800
Select Income REIT	88,800	653,568
Senior Housing Properties
Trust	123,300	1,445,076
SITE Centers	50,650	560,695
Spirit MTA REIT	11,910	84,918
Spirit Realty Capital	37,360	1,316,940

(continues)     NQ-OPTSV [12/18] 2/19 (738662) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Real Estate (continued)
STAG Industrial	211,630	$5,265,354
Summit Hotel Properties	63,000	612,990
VEREIT	205,200	1,467,180
Xenia Hotels & Resorts	60,500	1,040,600
		60,044,787
Utilities – 3.72%
AES	68,300	987,618
Alliant Energy	133,367	5,634,756
CenterPoint Energy	49,000	1,383,270
IDACORP	62,130	5,781,818
National Fuel Gas	29,000	1,484,220
OGE Energy	46,700	1,830,173
		17,101,855

Total Common Stock
(cost $484,860,308)		448,163,594

	Principal
	amount°
Short-Term Investments – 2.26%
Discount Note – 0.36%≠
Federal Home Loan Bank
1.05% 1/2/19	1,645,248	1,645,248
		1,645,248
Repurchase Agreements – 1.85%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase
at $1,028,448 (cash
collateralized
of $1,028,280)	1,028,280	1,028,280
Bank of Montreal
2.60%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$2,828,178 (collateralized
by US government
obligations 0.00%–3.75%
1/24/19–2/15/47; market
value $2,884,326)	2,827,770	2,827,770
BNP Paribas
2.93%, dated 12/31/18, to
be repurchased on 1/2/19,
repurchase price
$4,624,650 (collateralized
by US government
obligations 0.00%–8.00%
2/15/19–8/15/46; market
value $4,716,375)	4,623,897	4,623,897
		8,479,947
US Treasury Obligation – 0.05%≠
US Treasury Bill 1.494%
1/3/19	247,218	247,203
		247,203

Total Short-Term
Investments
(cost $10,372,287)		10,372,398

Total Value of
Securities – 99.83%
(cost $495,232,595)		458,535,992
Receivables and Other
Assets Net of
Liabilities – 0.17%		758,575
Net Assets Applicable to
40,220,763 Shares
Outstanding – 100.00%		$459,294,567

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.

Summary of abbreviations:
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

4 NQ-OPTSV [12/18] 2/19 (738662)

Notes

Optimum Small-Mid Cap Value Fund
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$448,163,594	$—	$448,163,594
Short-Term Investments	—	10,372,398	10,372,398
Total Value of Securities	$448,163,594	$10,372,398	$458,535,992

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Dec. 31, 2018. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Dec. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: